--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT                                                        [LOGO]
JUNE 30, 2001
(UNAUDITED)                   A Report of the TIFF INVESTMENT PROGRAM

 MESSAGE FROM THE PRESIDENT

                         August 28, 2001

Dear TIFF Member:

We are pleased to present the TIFF mutual funds Semi-Annual Report for June 30, 2001.

As you know, the TIFF Investment Program comprises a family of multi-manager, commingled funds open exclusively to 501(c)(3) organizations. TIFF administers six mutual funds at present: Multi-Asset, International Equity, Emerging Markets, US Equity, Bond, and Short-Term. All of the TIFF funds enable member organizations to delegate to TIFF responsibility for time-intensive tasks of selecting money managers and other vendors. The Multi-Asset Fund goes beyond this by providing members with an opportunity to also delegate to TIFF responsibility for the all-important task of asset allocation.

We are very gratified by the favorable reception that TIFF has received from the non-profit community. We would welcome the opportunity to discuss this exciting initiative with eligible investors.

For further information about TIFF, please call us at 434-817-8200 or visit our Website at www.tiff.org.

                         Sincerely,

                                                                     [SIGNATURE]
                         /s/ David A. Salem
                         President and CEO

 CONTENTS



TIFF Multi-Asset Fund
/ / Schedule of Investments.......................   2

TIFF International Equity Fund
/ / Schedule of Investments.......................  10

TIFF Emerging Markets Fund
/ / Schedule of Investments.......................  15

TIFF US Equity Fund
/ / Schedule of Investments.......................  19

TIFF Bond Fund
/ / Schedule of Investments.......................  23

TIFF Short-Term Fund
/ / Schedule of Investments.......................  28

Statement of Assets and Liabilities...............  30

Statement of Operations...........................  32

Statement of Changes in Net Assets................  34

Financial Highlights..............................  37

Notes to Financial Statements.....................  43


--------------------------------------------------------------------------------
Copyright -C- 2001 / / All rights reserved / / This report may not be reproduced or distributed without written permission from TIFF.

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2001



  NUMBER
OF SHARES                                               VALUE +


            COMMON STOCKS -- 42.8%
            US COMMON STOCKS -- 22.3%
            ADVERTISING -- 0.1%
     1,300  Omnicom Group, Inc.                           $111,800
                                                      ------------

            AEROSPACE AND DEFENSE -- 0.5%
     4,200  Boeing Co.                                     233,520
     2,600  General Dynamics                               202,306
     6,000  Lockheed Martin Corp.                          222,300
     3,200  Textron, Inc.                                  176,128
     1,700  United Technologies Corp.                      124,542
                                                      ------------
                                                           958,796
                                                      ------------
            AUTOMOTIVE -- 0.2%
     7,000  Ford Motor Co.                                 171,850
     4,200  General Motors Corp.                           270,270
                                                      ------------
                                                           442,120
                                                      ------------
            BANKING -- 1.2%
     5,700  Bank of America Corp.                          342,171
    24,180  JP Morgan Chase & Co., Inc.                  1,078,428
     3,600  National City Corp.                            110,808
     6,800  SouthTrust Corp.                               176,800
    19,000  Wells Fargo Co.                                882,170
                                                      ------------
                                                         2,590,377
                                                      ------------
            BEVERAGES, FOOD, AND TOBACCO -- 1.3%
     5,800  Campbell Soup Co.                              149,350
     3,700  General Mills, Inc.                            161,986
     6,900  Philip Morris Companies, Inc.                  350,175
    11,100  Sara Lee Corp.                                 210,234
     7,600  Sysco Corp.                                    206,340
    34,200  Wm. Wrigley Jr. Co.                          1,602,270
                                                      ------------
                                                         2,680,355
                                                      ------------

            CHEMICALS -- 0.1%
     4,100  Air Products & Chemicals, Inc.                 187,575
     1,400  PPG Industries, Inc.                            73,598
                                                      ------------
                                                           261,173
                                                      ------------

            COMMERCIAL SERVICES -- 0.5%
     4,800  Cendant Corp.*                                  93,600
    35,000  Quintiles Transnational Corp.*                 883,750
     4,100  Waste Management, Inc.                         126,362
                                                      ------------
                                                         1,103,712
                                                      ------------

            COMMUNICATIONS -- 0.2%
     3,500  Corning, Inc.                                   58,485
     1,600  Tellabs, Inc.*                                  31,008
     5,900  Verizon Communications Corp.                   315,650
                                                      ------------
                                                           405,143
                                                      ------------

            COMPUTER SOFTWARE AND PROCESSING -- 1.6%
     2,500  Adobe Systems, Inc.                            117,500
    15,000  Automatic Data Processing, Inc.                745,500
     3,000  BMC Software, Inc.*                             67,620
     4,000  Cadence Design Systems, Inc.*                   74,520
     2,600  Computer Associates International, Inc.         93,600
     1,800  Electronic Arts, Inc.*                         104,220
     3,900  Electronic Data Systems Corp.                  243,750
     1,500  First Data Corp.                                96,375
    11,600  Microsoft Corp.*                               846,800
    43,500  Oracle Corp.*                                 $826,500
     3,200  Sungard Data Systems, Inc.*                     96,032
     2,400  VERITAS Software Corp.*                        159,672
                                                      ------------
                                                         3,472,089
                                                      ------------

            COMPUTERS AND INFORMATION -- 1.3%
    23,300  Cisco Systems, Inc.*                           424,060
    10,300  Compaq Computer Corp.                          159,547
     7,500  Dell Computer Corp.*                           196,125
    26,700  Hewlett-Packard Co.                            763,620
    11,100  International Business Machines Corp.        1,254,300
                                                      ------------
                                                         2,797,652
                                                      ------------

            COSMETICS AND PERSONAL CARE -- 0.4%
    12,400  Colgate-Palmolive Co.                          731,476
                                                      ------------

            DIVERSIFIED -- 1.1%
        11  Berkshire Hathaway Inc., Class A*              763,400
    29,900  Tyco International Ltd.                      1,629,550
                                                      ------------
                                                         2,392,950
                                                      ------------

            ELECTRIC UTILITIES -- 0.3%
     1,900  Consolidated Edison, Inc.                       75,620
     4,600  Entergy Corp.                                  176,594
     2,000  PPL Corp.                                      110,000
     4,600  Reliant Energy, Inc.                           148,166
     4,000  TXU Corp.                                      192,760
                                                      ------------
                                                           703,140
                                                      ------------

            ELECTRICAL EQUIPMENT -- 0.2%
     2,000  Emerson Electric Co.                           121,000
     4,500  Linear Technology Corp.                        198,990
                                                      ------------
                                                           319,990
                                                      ------------

            ELECTRONICS -- 0.8%
    45,800  Intel Corp.                                  1,339,650
     1,800  KLA-Tencor Corp.*                              104,958
     4,200  Maxim Intergrated Products, Inc.*              185,682
     4,300  Raytheon Co.*                                  114,165
                                                      ------------
                                                         1,744,455
                                                      ------------

            ENTERTAINMENT AND LEISURE -- 0.4%
    13,100  Eastman Kodak Co.                              611,508
     9,300  Walt Disney Co.                                268,677
                                                      ------------
                                                           880,185
                                                      ------------

            FINANCIAL SERVICES -- 1.4%
    58,946  Allied Capital Corp.                         1,364,600
     4,400  Fannie Mae                                     374,660
     3,800  Freddie Mac                                    266,000
     2,800  Golden West Financial Corp.                    179,872
     2,500  Household International, Inc.                  166,750
     2,800  Lehman Brothers Holdings, Inc.                 217,700
     1,800  Morgan Stanley Dean Witter & Co.               115,614
     7,050  Washington Mutual, Inc.                        264,728
                                                      ------------
                                                         2,949,924
                                                      ------------

            FOOD RETAILERS -- 0.1%
     9,100  Kroger Co.*                                    227,500
                                                      ------------

            FOREST PRODUCTS AND PAPER -- 0.2%
     3,000  Georgia-Pacific Group                          101,550
    18,000  Smurfit-Stone Container Corp.*                 291,600
                                                      ------------
                                                           393,150
                                                      ------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2001


  NUMBER
OF SHARES                                               VALUE +

            HEALTHCARE PROVIDERS -- 0.1%
     3,100  Tenet Healthcare Corp.*                       $159,929
                                                      ------------

            HEAVY MACHINERY -- 0.2%
     4,100  Caterpillar, Inc.                              205,205
     4,000  Ingersoll-Rand Co.                             164,800
                                                      ------------
                                                           370,005
                                                      ------------

            INSURANCE -- 1.3%
     6,100  Allstate Corp.                                 268,339
     1,700  American General Corp.                          78,965
    15,550  American International Group, Inc.           1,337,300
     1,700  CIGNA Corp.                                    162,894
     4,100  CNA Financial Corp.*                           161,745
     1,600  Lincoln National Corp.                          82,800
     2,800  Loews Corp.                                    180,404
       900  The Progressive Corp.                          121,671
     2,100  The St. Paul Cos., Inc.                        106,449
     3,600  United Health Group, Inc.                      222,300
                                                      ------------
                                                         2,722,867
                                                      ------------

            MEDIA - BROADCASTING AND PUBLISHING -- 0.9%
     3,600  Gannett Co., Inc.                              237,240
     3,400  McGraw-Hill Companies, Inc.                    224,910
     4,000  New York Times Co.                             168,000
     7,400  USA Networks, Inc.*                            208,606
    21,740  Viacom, Inc., Class B*                       1,125,045
                                                      ------------
                                                         1,963,801
                                                      ------------

            MEDICAL SUPPLIES -- 1.2%
    29,600  Baxter International, Inc.                   1,494,800
     4,000  Boston Scientific Corp.*                        68,000
     6,600  Cerus Corp.*                                   478,896
     9,200  Johnson & Johnson                              460,000
                                                      ------------
                                                         2,501,696
                                                      ------------

            METALS AND MINING -- 0.8%
     7,200  Alcoa, Inc.                                    283,680
    37,500  Freeport-McMoRan Copper & Gold, Inc.,
               Class A*                                    376,125
     5,400  Nucor Corp.                                    264,006
     7,500  Pechiney SA                                    190,650
    17,600  Stillwater Mining Co.*                         514,800
     7,600  USX-US Steel Group Inc.                        153,140
                                                      ------------
                                                         1,782,401
                                                      ------------
            OIL AND GAS -- 3.0%
     2,200  Amerada Hess Corp.                             177,760
     3,542  Anadarko Petroleum Corp.                       191,374
     1,400  Apache Corp.                                    71,050
     4,900  Baker Hughes, Inc.                             164,150
     3,400  Burlington Resources, Inc.                     135,830
     2,600  Chevron Corp.                                  235,300
     7,200  Conoco Inc., Class B                           208,080
    24,000  Enron Corp.                                  1,176,000
     4,600  EOG Resources, Inc.                            163,530
     5,200  Evergreen Resources, Inc.*                     197,600
    19,044  Exxon Capital Corp.                          1,663,493
     2,400  Kerr-McGee Corp.                               159,048
     6,700  Occidental Petroleum Corp.                     178,153
     8,300  Ocean Energy, Inc.                             144,835
     3,100  Phillips Petroleum Co.                         176,700
    10,100  Pride International, Inc.*                     191,900
    11,800  Rowan Companies, Inc.*                        $260,780
     5,650  Transocean Sedco Forex, Inc.                   233,063
     6,300  USX-Marathon Group                             185,913
     4,200  Weatherford International, Inc.*               201,600
    13,725  XTO Energy, Inc.                               196,954
                                                      ------------
                                                         6,313,113
                                                      ------------

            PHARMACEUTICALS -- 1.6%
     4,100  Abbott Laboratories                            196,841
    19,900  Bristol-Myers Squibb Co.                     1,040,770
     1,700  Chiron Corp.*                                   86,700
     1,700  Eli Lilly & Co.                                125,800
     2,400  Genzyme Corp.*                                 146,400
     5,800  McKesson HBOC, Inc.                            215,296
     4,500  Merck & Co., Inc.                              287,595
     3,000  Pfizer, Inc.                                   120,150
    32,400  Schering-Plough Corp.                        1,174,176
                                                      ------------
                                                         3,393,728
                                                      ------------

            RETAILERS -- 0.3%
     3,800  Federated Department Stores*                   161,500
     4,800  May Department Stores Co.                      164,448
     4,900  Sears, Roebuck and Co.                         207,319
     5,800  TJX Companies, Inc.                            184,846
                                                      ------------
                                                           718,113
                                                      ------------

            TELEPHONE SYSTEMS -- 1.0%
     7,000  Amdocs Ltd.*                                   377,650
    36,800  BellSouth Corp.                              1,481,936
     3,112  Qwest Communications International, Inc.        99,179
     3,700  SBC Communications, Inc.                       148,222
     2,100  WorldCom, Inc.*                                 29,820
        84  WorldCom, Inc. - MCI Group*                      1,352
                                                      ------------
                                                         2,138,159
                                                      ------------

            TRANSPORTATION -- 0.0%
     2,500  Burlington Northern Santa Fe Corp.              75,425
                                                      ------------
            Total US Common Stocks
               (Cost $42,756,755)                       47,305,224
                                                      ------------

            FOREIGN COMMON STOCKS -- 20.5%

            AUSTRALIA -- 0.1%
    18,744  BHP Billiton Ltd.                              101,429
    17,598  Broken Hill Proprietary Co.                     92,903
                                                      ------------
                                                           194,332
                                                      ------------

            BRAZIL -- 0.3%
    17,600  Embraer- Empresa Brasileira de
               Aeronautica SA                              687,280
     6,624  Embratel Participacoes SA - ADR                 49,548
     2,600  Petroleo Brasileiro SA - ADR                    67,600
                                                      ------------
                                                           804,428
                                                      ------------

            CANADA -- 1.7%
    41,600  Abitibi - Consolidated, Inc.                   318,240
     4,700  Alberta Energy Co. Ltd.                        193,562
    11,700  Alcan Aluminum Ltd.                            491,634
    14,400  Barrick Gold Corp.                             218,160
     4,100  BCE, Inc.                                      107,830
    11,800  Canadian Natural Resources Ltd.*               348,728
     4,300  Canadian Pacific Ltd.                          166,625
    39,500  Gulf Canada Resources Ltd.*                    319,623
     7,000  Imperial Oil Ltd.                              180,250

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  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2001


  NUMBER
OF SHARES                                               VALUE +

     9,800  Nexen, Inc.                                   $246,033
     9,143  Nortel Networks Corp.                           84,345
     8,571  Petro-Canada                                   203,431
     4,800  Precision Drilling Corp.*                      149,763
     8,592  Suncor Energy, Inc.                            218,537
     7,300  Talisman Energy                                277,791
                                                      ------------
                                                         3,524,552
                                                      ------------

            CHINA -- 0.1%
     6,900  China Petroleum & Chemical Corp. - ADR         136,965
                                                      ------------

            DENMARK -- 0.2%
     8,800  ISS AS                                         515,351
                                                      ------------

            FRANCE -- 3.2%
     5,200  Air Liquide                                    747,030
    10,522  Alstom                                         292,697
     5,850  Aventis SA                                     467,004
    12,280  Carrefour Supermarche                          649,727
    22,060  Compagnie Generale d'Industrie et de
               Participations                              667,441
    12,000  Dassault Systemes SA                           462,419
    13,767  European Aeronautic Defence and Space
               Co.                                         253,484
     3,420  Sanofi-Synthelabo SA                           224,378
    59,040  Suez SA                                      1,899,252
     3,119  Total Fina SA                                  436,720
     2,500  Total Fina SA - ADR                            175,500
     5,097  Valeo SA                                       205,776
     6,059  Vivendi Universal SA                           353,149
                                                      ------------
                                                         6,834,577
                                                      ------------

            GERMANY -- 1.3%
     4,769  Allianz AG                                   1,399,501
     4,612  Daimler Chrysler AG                            211,573
     9,300  Deutsche Bank AG                               670,772
     5,732  E. ON AG                                       299,152
     1,152  Muenchener Rueckversicherungs                  323,765
                                                      ------------
                                                         2,904,763
                                                      ------------
            HONG KONG -- 1.3%
    65,000  China Mobile (Hong Kong) Ltd.*                 343,338
    14,100  China Mobile (Hong Kong) Ltd. - ADR*           377,739
   158,000  China Unicom Ltd.*                             275,491
    96,900  Hutchison Whampoa Ltd.                         978,330
   206,000  Li & Fung Ltd.                                 338,056
    20,000  MTR Corp.*                                      34,231
    35,000  Sun Hung Kai Properties Ltd.                   315,228
                                                      ------------
                                                         2,662,413
                                                      ------------

            IRELAND -- 0.7%
     9,400  Elan Corp. plc - ADR*                          573,400
    25,900  SmartForce plc - ADR*                          912,457
                                                      ------------
                                                         1,485,857
                                                      ------------
            ISRAEL -- 0.3%
     9,100  Teva Pharmaceutical Industries Ltd.            569,586
                                                      ------------

            ITALY -- 0.9%
    87,199  Banca Nazionale Lavoro*                        272,390
    31,585  ENI SpA                                        386,368
     8,079  Fiat SpA                                       157,509
     2,742  Gucci Group NV                                 229,643
    32,000  Luxottica Group SpA - ADR                     $512,000
    24,360  Mediaset SpA                                   207,044
    28,950  Telecom Italia Mobile SpA                      148,271
                                                      ------------
                                                         1,913,225
                                                      ------------

            JAPAN -- 2.3%
    20,300  Asatsu-DK, Inc.                                411,794
    22,000  Bridgestone Corp.                              230,196
     5,000  Canon, Inc.                                    202,053
    10,000  Fujitsu Ltd.                                   105,035
    10,000  Kao Corp.                                      248,557
        63  Mizuho Holdings, Inc.                          292,976
     2,000  Murata Manufacturing Co. Ltd.                  132,938
    58,000  Nissan Motor Co. Ltd.*                         400,401
    16,000  Nomura Securities Co. Ltd.                     306,607
        20  NTT Mobile Communications Network, Inc.        347,979
     1,700  Rohm Co.                                       264,160
    23,000  Sharp Corp.                                    313,502
     5,000  Shin-Etsu Chemical Co. Ltd.                    183,611
    15,600  Sony Corp. - ADR                             1,026,480
     6,000  Takeda Chemical Industries Ltd.                279,025
     1,300  Takefuji Corp.                                 118,097
                                                      ------------
                                                         4,863,411
                                                      ------------

            MEXICO -- 0.5%
    10,500  Grupo Televisa SA - GDR*                       420,105
    22,900  Wal Mart de Mexico - ADR                       619,928
                                                      ------------
                                                         1,040,033
                                                      ------------

            NETHERLANDS -- 1.9%
    10,805  Koninklijke (Royal) Philips Electronics
               NV                                          286,392
    14,881  Koninklijke Ahold NV                           466,108
    34,295  Koninklijke KPN NV                             194,517
    20,800  Royal Dutch Petroleum Co., NY Shares         1,212,016
     8,700  Unilever NV - CVA                              521,441
    11,316  VNU NV                                         383,182
    31,446  Wolters Kluwer - CVA                           845,204
                                                      ------------
                                                         3,908,860
                                                      ------------

            NORWAY -- 0.1%
     5,700  Norsk Hydro ASA - ADR                          243,390
                                                      ------------

            PERU -- 0.1%
    16,200  Compania de Minas Buenaventura SA - ADR        298,728
                                                      ------------

            SINGAPORE -- 0.4%
   112,000  DBS Group Holdings Ltd.                        823,710
                                                      ------------

            SOUTH AFRICA -- 0.5%
     6,400  Anglo American Platinum Corp.                  285,013
   102,179  Billiton plc                                   509,055
    40,500  Gold Fields Ltd.                               182,118
     5,300  Impala Platinum Holdings Ltd.                  265,348
                                                      ------------
                                                         1,241,534
                                                      ------------

            SOUTH KOREA -- 0.2%
     8,084  Korea Telecom Corp. - ADR                      177,686
     4,570  Pohang Iron & Steel Co. Ltd.                    90,120
     1,180  Samsung Electronics Co.                        174,210
     6,673  SK Telecom Co. Ltd. - ADR                      112,774
                                                      ------------
                                                           554,790
                                                      ------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2001


  NUMBER
OF SHARES                                               VALUE +

            SPAIN -- 0.2%
    10,000  Repsol SA - ADR                               $166,600
    15,079  Repsol YPF SA                                  248,920
                                                      ------------
                                                           415,520
                                                      ------------

            SWEDEN -- 0.1%
    28,408  Telefonaktiebolaget Ericsson LM,
               Class B                                     155,280
                                                      ------------

            SWITZERLAND -- 0.4%
    17,400  Nestle SA - ADR                                924,528
                                                      ------------

            TAIWAN -- 0.4%
   256,669  Taiwan Semiconductor Manufacturing Co.
               Ltd.*                                       477,108
    40,600  Taiwan Semiconductor Manufacturing Co.
               Ltd. (144A) (PREF)*{::}                     377,345
                                                      ------------
                                                           854,453
                                                      ------------

            TURKEY -- 0.0%
     5,884  Turkcell Iletisim Hizmetleri AS - ADR*          16,475
                                                      ------------

            UNITED KINGDOM -- 3.0%
     8,047  AstraZeneca plc                                374,929
    86,836  British Aerospace plc                          415,825
    11,669  British Airways plc                             56,453
     9,278  British Telecommunications plc*(a)              54,802
    30,927  British Telecommunications plc*                194,419
    34,000  Close Brothers Group plc                       402,849
    12,878  COLT Telecom Group plc*                         89,106
    37,092  Diageo plc                                     406,882
    15,124  GlaxoSmithKline plc*                           425,393
    28,809  HSBC Holdings plc                              341,749
    52,192  Marks & Spencer plc                            192,309
    24,701  Pearson plc                                    407,132
    14,335  Railtrack Group plc                             67,335
    44,775  Reed International plc                         396,707
    72,000  Rio Tinto plc                                1,277,866
   135,713  Vodafone AirTouch plc                          300,604
    86,700  WPP Group plc                                  854,733
                                                      ------------
                                                         6,259,093
                                                      ------------

            VENEZUELA -- 0.3%
    24,200  Compania Vale do Rio Doce - ADR                561,440
                                                      ------------
            Total Foreign Common Stocks
               (Cost $47,672,851)                       43,707,294
                                                      ------------
            Total Common Stocks
               (Cost $90,429,606)                       91,012,518
                                                      ------------




PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE      VALUE +


            ASSET-BACKED SECURITIES -- 3.4%
  $200,744  Aames Mortgage Trust, Ser.
               1999-2, Class AF              7.589%   10/15/29      207,601
   140,396  AFC Home Equity Loan Trust,
               Ser. 1999-1, Class 2A1        4.886%   02/24/29      140,830
   375,000  Asset Securitization Corp.,
               Ser. 1996-MD6, Class A1B      6.880%   11/13/26      385,724
  $211,532  Banc One Heloc Trust, Ser.
               1996-A, Class A               5.223%   05/15/21     $211,405
   495,000  Bay View Auto Trust, Ser. 2000
               - LJ1, Class A4               7.640%   11/25/10      515,437
   164,809  Block Mortgage Finance, Inc.,
               Ser. 1999-1, Class A6         4.579%   01/25/30      165,771
   175,000  Chase Credit Card Master
               Trust, Ser. 1997-1,
               Class A                       4.213%   10/15/06      175,047
   128,405  Chase Funding Mortgage Loan
               Asset-Backed, Ser. 2000-3,
               Class IIA1                    4.309%   10/25/30      128,305
   200,000  Citibank Credit Card Issuance
               Trust, Ser. 2000-B2,
               Class B2                      5.273%   10/15/07      199,181
   427,697  Citicorp Mortgage Securities,
               Inc., Ser. 2001-2,
               Class A1                      6.850%   02/25/31      429,947
   167,970  Contimortgage Home Equity Loan
               Trust, Ser. 1998-3,
               Class A9                      4.373%   09/15/28      167,574
   217,098  Countrywide Home Equity Loan
               Trust (FRN), Ser. 2001-A,
               Class A                       4.220%   04/15/27      216,900
   150,000  Countrywide Home Equity Loan
               Trust (FRN), Ser. 2001-B,
               Class A                       4.580%   07/15/27      149,953
   178,869  Countrywide Home Equity Loan
               Trust, Ser. 2000-B,
               Class A2                      4.210%   08/15/26      178,652
    75,000  Discover Card Master Trust I,
               Ser. 2000-8, Class A          4.080%   04/16/06       75,034
   350,828  EQCC Home Equity Loan Trust,
               Ser. 1993-3, Class A7F        7.448%   08/25/30      362,798
   280,657  EQCC Home Equity Loan Trust,
               Ser. 1998-4, Class A1F        4.563%   01/15/29      281,917
   331,986  Falcon Franchise Loan LLC,
               Ser. 2000-1, Class A1         7.382%   10/05/10      348,043
   175,000  GMAC, Ser. 2001-HE2,
               Class IA2                     3.980%   11/25/31      175,000
   284,588  Greenpoint Home Equity Loan
               Trust (FRN), Ser. 2001-1,
               Class A2                      4.190%   04/15/27      284,350
   178,877  IMC Home Equity Loan Trust,
               Ser. 1997-6, Class A          4.076%   01/20/28      178,858

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2001


PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE      VALUE +

  $220,000  MBNA Credit Card Master Note
               Trust (FRN), Ser. 2001-B1,
               Class B1                      4.501%   10/15/08     $220,076
    93,928  Mellon Bank Home Equity Loan
               Trust (FRN), Ser. 2001-1,
               Class A                       5.290%   03/20/27       93,871
   281,952  Merrill Lynch Home Equity Loan
               (FRN), Ser. 1997-1,
               Class A                       4.269%   09/25/27      281,134
   450,000  Nationslink Funding Corp.,
               Ser. 1999-SL, Class A2        6.096%   12/10/01      454,697
   252,270  New Century Home Equity Loan
               Trust, Ser. 1999-NCB,
               Class A7                      7.540%   06/25/29      261,349
   216,246  Option One Mortgage Loan
               Trust, Ser. 2000-5,
               Class A                       5.300%   08/20/30      216,235
   247,516  Residential Asset Securities
               Corp. (FRN), Ser. 2000-KS4,
               Class A11                     4.319%   09/25/31      247,330
   261,547  Residential Asset Securities
               Corp. (FRN), Ser. 2000-KS5,
               Class AII                     4.329%   01/25/32      261,699
   250,000  Washington Mutual Mortgage
               Securities Corp. (FRN),
               Ser. 2001-6, Class IIA1       3.960%   06/25/31      249,766
                                                                -----------
            Total Asset-Backed Securities
               (Cost $7,190,607)                                  7,264,484
                                                                -----------
            US TREASURY OBLIGATIONS -- 12.7%
   245,000  US Treasury Bond                 5.250%   02/15/29      224,280
   140,000  US Treasury Bond                 6.250%   05/15/30      148,466
   810,000  US Treasury Bond                 6.625%   02/15/27      887,308
    90,000  US Treasury Bond                 8.875%   02/15/19      119,218
20,833,535  US Treasury Inflationary Index
               Note                          3.500%   01/15/11   20,911,661
   126,192  US Treasury Inflationary Index
               Note                          4.250%   01/15/10      133,487
   150,000  US Treasury Note                 4.250%   05/31/03      149,965
   290,000  US Treasury Note                 4.750%   02/15/04      291,572
   420,000  US Treasury Note                 5.000%   02/15/11      407,449
 1,070,000  US Treasury Note                 5.625%   05/15/08    1,091,665
   670,000  US Treasury Note                 6.000%   08/15/09      696,112
 2,880,000  US Treasury Strip#               6.440%   02/15/09    1,911,655
                                                                -----------
            Total US Treasury Obligations
               (Cost $27,039,151)                                26,972,838
                                                                -----------

            US GOVERNMENT AGENCY OBLIGATIONS - MORTGAGE-BACKED -- 6.6%
   185,000  FHLMC                            5.650%   11/15/24      183,322
   180,000  FHLMC                            6.000%   07/15/21      179,735


  $205,000  FHLMC                            6.000%   05/15/31     $206,986
   190,000  FHLMC                            6.250%   12/15/20      193,082
    90,000  FHLMC                            6.500%   05/15/14       85,363
   350,000  FHLMC                            7.500%   04/17/24      361,606
   285,000  FHLMC, Ser. 2303, Class CH       6.000%   11/15/22      279,511
   300,000  FHLMC, Ser. 2326, Class QD       5.500%   06/15/31      300,832
    98,940  FNMA                             6.000%   05/01/29       95,074
    69,012  FNMA                             6.000%   04/01/31       66,315
   305,000  FNMA                             6.250%   02/01/11      303,354
   459,168  FNMA                             6.500%   09/01/24      455,965
    34,911  FNMA                             6.500%   08/01/28       34,375
    64,135  FNMA                             6.500%   09/01/29       63,149
   120,975  FNMA                             7.000%   11/01/29      121,530
    92,807  FNMA                             7.000%   01/01/30       93,468
   130,312  FNMA                             7.000%   01/01/30      130,910
    83,626  FNMA                             7.000%   11/01/30       84,010
   117,130  FNMA                             7.000%   12/01/30      117,668
   341,163  FNMA                             7.000%   01/01/31      342,730
   724,256  FNMA                             7.000%   02/01/31      727,583
   470,000  FNMA                             7.125%   06/15/10      501,792
   385,000  FNMA                             7.500%   07/18/25      395,413
   400,000  FNMA (TBA)                       6.000%   07/19/14      393,875
   640,000  FNMA (TBA)                       6.000%   07/01/29      614,200
 1,675,000  FNMA (TBA)                       6.500%   07/01/31    1,647,781
 2,205,000  FNMA (TBA)                       7.500%   07/01/30    2,248,412
 2,205,000  FNMA (TBA)                       7.500%   08/01/30    2,244,966
   407,815  FNMA, Ser. 1996-37, Class B      7.000%   12/25/23      414,285
   190,694  FNMA, Ser. 2000-41, Class MA     7.350%   04/25/29      193,745
   249,037  GNMA                             7.500%   04/15/29      255,739
   273,141  GNMA                             7.500%   01/15/31      280,182
    24,961  GNMA                             7.500%   04/15/31       25,620
    49,964  GNMA                             7.500%   05/15/31       51,284
   335,000  GNMA (TBA)                       6.500%   07/01/31      331,336
                                                                -----------
            Total US Government Agency
               Obligations - Mortgage-Backed
               (Cost $14,039,716)                                14,025,198
                                                                -----------

            CORPORATE OBLIGATIONS -- 4.8%

            AEROSPACE AND DEFENSE -- 0.1%
   245,000  BAE Systems Asset Trust
               (144A){::}                    7.156%   12/15/11      244,339
    45,000  Lockheed Martin Corp.            7.875%   03/15/23       43,599
                                                                -----------
                                                                    287,938
                                                                -----------

            AIRLINES -- 0.0%
    65,000  Continental Airlines             7.033%   06/15/11       65,826
                                                                -----------

            AUTOMOTIVE -- 0.4%
   140,000  DaimlerChrysler NA               8.500%   01/18/31      147,878
   120,000  DaimlerChrysler NA (FRN)         4.346%   08/23/02      119,136
    15,000  Ford Motor Co.                   7.375%   02/01/11       15,145
    40,000  Ford Motor Co.                   7.450%   07/16/31       38,393
   270,000  Ford Motor Credit Co. (FRN)      4.068%   03/17/03      268,745

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2001


PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE      VALUE +

  $260,000  General Motors Acceptance
               Corp. (FRN)                   6.241%   01/17/03     $260,314
                                                                -----------
                                                                    849,611
                                                                -----------

            BANKING -- 0.3%
    85,000  Bank One Corp.                   6.500%   02/01/06       86,073
    85,000  Bank United Corp.                8.875%   05/01/07       93,539
   135,000  Capital One Bank                 6.875%   02/01/06      131,788
    50,000  Dime Bancorp, Inc.               9.000%   12/19/02       51,807
   110,000  Takefuji Corp. (144A){::}        9.200%   04/15/11      113,553
   120,000  Union Planters Corp.             7.750%   03/01/11      123,812
                                                                -----------
                                                                    600,572
                                                                -----------

            BEVERAGES, FOOD, AND TOBACCO -- 0.1%
    55,000  Fosters Brewing Group
               (144A){::}                    6.875%   06/15/11       54,502
    85,000  Kellogg Co.                      6.625%   01/29/04       86,100
                                                                -----------
                                                                    140,602
                                                                -----------

            CHEMICALS -- 0.1%
   210,000  Lilly Del Mar, Inc.              7.717%   08/01/29      216,429
                                                                -----------

            COMMERCIAL SERVICES -- 0.1%
    55,000  Cargill, Inc. (144A){::}         6.250%   05/01/06       54,930
    80,000  ERAC USA Finance Co.             7.350%   06/15/08       79,276
    55,000  WMX Technologies                 7.100%   08/01/26       56,040
                                                                -----------
                                                                    190,246
                                                                -----------

            COMMUNICATIONS -- 0.5%
    40,000  Citizens Communications          9.250%   05/15/11       41,583
   858,781  Jasmine Submarine
               Telecommunications
               (144A){::}                    8.483%   05/30/11      769,476
    90,000  Telus Corp.                      8.000%   06/01/11       92,000
   190,000  Worldcom, Inc.                   5.575%   11/26/01      189,565
                                                                -----------
                                                                  1,092,624
                                                                -----------

            COMPUTERS AND INFORMATION -- 0.0%
    20,000  International Business
               Machines Corp.                6.220%   08/01/27       20,539
                                                                -----------

            DIVERSIFIED -- 0.1%
    85,000  Edperbrascan Corp.               7.125%   12/16/03       85,161
    75,000  Tyco International Group SA      6.875%   09/05/02       76,318
                                                                -----------
                                                                    161,479
                                                                -----------

            ELECTRIC UTILITIES -- 0.3%
    65,000  Dominion Resource Capital
               Trust III                     8.400%   01/15/31       66,692
   165,000  Great Lakes Power, Inc.          8.300%   03/01/05      168,574
    59,961  RGS (AEGCO) Funding Co.          9.810%   12/07/21       68,640
   100,000  Southern Energy Mid-Atlantic
               (144A){::}                    8.625%   06/30/12      102,864


  $100,000  Southern Energy Mid-Atlantic
               (144A){::}                   10.060%   12/30/28     $107,839
                                                                -----------
                                                                    514,609
                                                                -----------

            ELECTRICAL EQUIPMENT -- 0.1%
   100,000  Dominion Fiber (144A){::}        7.050%   03/15/05      100,546
                                                                -----------

            ELECTRONICS -- 0.0%
    30,000  Litton Industries, Inc.          6.980%   03/15/36       30,312
                                                                -----------

            ENTERTAINMENT AND LEISURE -- 0.0%
    35,000  R & B Falcon Corp.               6.950%   04/15/08       35,119
                                                                -----------

            FINANCIAL SERVICES -- 1.3%
   100,000  Bombardier Capital, Inc.         6.125%   06/29/06       98,550
   250,000  Bombardier Capital, Inc. (FRN)   4.810%   07/26/02      250,248
    65,000  Countrywide Capital III          8.050%   06/15/27       64,540
   235,000  Countrywide Home Equity Loan
               (FRN)                         4.455%   05/22/03      235,019
    70,000  Countrywide Home Loans, Inc.     5.250%   06/15/04       69,391
    75,000  FleetBoston Financial Corp.      7.250%   09/15/05       78,601
   188,000  Husky Terra Nova Finance Ltd.    8.450%   02/01/12      200,592
   200,000  Kern River Funding Corp.
               (144A){::}                    6.720%   09/30/01      200,857
    65,000  KN Capital Trust III             7.630%   04/15/28       58,956
    85,000  Lehman Brothers Holdings, Inc.   6.625%   04/01/04       86,845
    20,000  Lehman Brothers Holdings, Inc.   7.000%   05/15/03       20,639
   275,000  Lehman Brothers Holdings, Inc.
               (FRN)                         4.220%   07/06/04      275,000
    90,000  Morgan Stanley Dean Witter &
               Co.                           6.100%   04/15/06       89,923
   305,000  Natexis Ambs Co. LLC
               (144A){::}                    8.440%   12/29/49      314,283
    95,000  Nisource Finance Corp.           7.500%   11/15/03       98,436
   110,000  Petrobras International
               Finance (144A){::}            9.750%   07/06/11      109,230
    60,000  PP&L Capital Funding             7.750%   04/15/05       61,961
   155,000  Telecom New Zealand Finance
               (144A){::}                    6.250%   02/10/03      155,428
   335,000  Tiers-Mir (144A){::}             7.200%   06/15/04      333,154
                                                                -----------
                                                                  2,801,653
                                                                -----------

            FOOD RETAILERS -- 0.0%
    50,000  Koninklijke Ahold NV             8.620%   01/02/25       52,014
                                                                -----------

            HEALTHCARE PROVIDERS -- 0.0%
    55,000  Wellpoint Health Network         6.375%   06/15/06       54,562
                                                                -----------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2001


PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE      VALUE +

            HEAVY MACHINERY -- 0.0%
   $20,000  Cummins Engine Co., Inc.         7.125%   03/01/28      $15,324
                                                                -----------
            INDUSTRIAL -- 0.1%
    95,000  Yosemite Security Trust I        8.250%   11/15/04       97,932
                                                                -----------

            INSURANCE -- 0.4%
    65,000  Ace Capital Trust II             9.700%   04/01/30       74,610
   215,000  AFC Capital Trust I              8.207%   02/03/27      212,531
   115,000  Anthem Insurance (144A){::}      9.000%   04/01/27      106,734
    65,000  Anthem Insurance (144A){::}      9.125%   04/01/10       67,782
    95,000  Fairfax Financial Holdings
               Ltd.                          7.375%   04/15/18       64,091
    60,000  Fairfax Financial Holdings
               Ltd.                          7.750%   07/15/37       39,421
   115,000  Fairfax Financial Holdings
               Ltd.                          8.250%   10/01/15       89,517
    75,000  Fairfax Financial Holdings
               Ltd.                          8.300%   04/15/26       53,641
    70,000  Florida Windstorm Underwriting   6.500%   08/25/02       71,090
    70,000  MMI Capital Trust I              7.625%   12/15/27       66,648
                                                                -----------
                                                                    846,065
                                                                -----------

            LODGING -- 0.1%
    95,000  Harrahs Operating Co., Inc.      7.125%   06/01/07       94,134
                                                                -----------
            MEDIA - BROADCASTING AND PUBLISHING -- 0.1%
    40,000  AOL Time Warner, Inc.            6.125%   04/15/06       40,017
    80,000  AOL Time Warner, Inc.            7.625%   04/15/31       80,308
    85,000  Clear Channel Communication,
               Inc.                          7.250%   09/15/03       87,830
    55,000  News America, Inc. (144A){::}    6.750%   01/09/38       52,841
                                                                -----------
                                                                    260,996
                                                                -----------
            METALS AND MINING -- 0.0%
    65,000  CMS Panhandle Holding Co.        6.125%   03/15/04       63,911
                                                                -----------

            OIL AND GAS -- 0.1%
    40,000  Canadian Occidental Petroleum    7.125%   02/04/04       41,210
   105,000  Petroleum Geo-Services ASA       7.125%   03/30/28       85,945
   145,000  Phillips 66 Capital Trust II     8.000%   01/15/37      140,285
                                                                -----------
                                                                    267,440
                                                                -----------
            PHARMACEUTICALS -- 0.1%
    65,000  Bristol-Myers Squibb Co.         6.875%   08/01/97       62,453
   150,000  Scotia Pacific Co. LLC           7.710%   01/20/14      112,449
                                                                -----------
                                                                    174,902
                                                                -----------



            REAL ESTATE -- 0.0%
   $70,000  Societe Generale Real Estate
               LLC (144A){::}                7.640%   12/29/49      $70,332
                                                                -----------

            TELEPHONE SYSTEMS -- 0.4%
   195,000  AT&T Wireless Services
               (144A){::}                    8.750%   03/01/31      202,590
    40,000  Qwest Capital Funding            6.500%   11/15/18       34,681
    50,000  Qwest Capital Funding            6.875%   07/15/28       44,021
    45,000  Qwest Capital Funding            7.900%   08/15/10       46,490
    10,000  Sprint Capital Corp.             7.625%   01/30/11        9,922
   100,000  Teleglobe, Inc.                  7.700%   07/20/29       96,294
    95,000  WorldCom, Inc.                   6.400%   08/15/05       93,191
   260,000  WorldCom, Inc.                   8.250%   05/15/31      255,024
                                                                -----------
                                                                    782,213
                                                                -----------

            TRANSPORTATION -- 0.1%
   330,000  Windsor Petroleum
               Transportation (144A){::}     7.840%   01/15/21      295,304
                                                                -----------
            Total Corporate Obligations
               (Cost $10,037,740)                                10,183,234
                                                                -----------

            FOREIGN OBLIGATIONS -- 0.1%
   260,000  Skandinaviska Enskilda Banken    6.500%   12/29/49      261,578
    17,503  YPF Sociedad Anonima             7.000%   10/26/02       17,481
    65,361  YPF Sociedad Anonima             7.500%   10/26/02       65,361
                                                                -----------
            Total Foreign Obligations
               (Cost $331,512)                                      344,420
                                                                -----------


  NUMBER
OF SHARES


            COMMINGLED INVESTMENT VEHICLES -- 0.4%
    73,200  Atlantis Japan Growth Fund*                             653,310
       880  Shohkoh Fund                                            143,797
                                                                -----------
            Total Commingled Investment
               Vehicles
               (Cost $695,216)                                      797,107
                                                                -----------



            LIMITED PARTNERSHIPS -- 24.4%
            Daystar Partners, LP*(a)(b)                              26,985
            Farallon Capital Partners,
               LP*(a)(b)                                         13,866,193
            Lone Redwood, LP*(a)(b)                              11,299,681
            The Value Realization Fund,
               LP*(a)(b)                                         26,662,381
                                                                -----------
            Total Limited Partnerships
               (Cost $31,662,644)                                51,855,240
                                                                -----------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2001



  NUMBER
OF SHARES                                                         VALUE +


            PREFERRED STOCKS -- 0.2%

            FINANCIAL SERVICES -- 0.1%
       165  Centaur Funding Corp.
               (144A){::}                                          $176,395
                                                                -----------

            REAL ESTATE -- 0.1%
     4,255  Duke Realty Investments, Ser.
               B                                                    180,971
                                                                -----------

            RETAILERS -- 0.0%
     1,600  SPG Properties, Inc., Ser. C                             66,800
                                                                -----------
            Total Preferred Stocks
               (Cost $430,327)                                      424,166
                                                                -----------

                                                      EXPIRATION
                                                         DATE


            WARRANTS -- 0.0%
    22,060  Compagnie Generale d'Industrie
               et de Participations
               (France)*
               (Cost $0)                               03/31/03        16,060
                                                                 ------------


PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                      RATE       DATE


            SHORT-TERM INVESTMENTS -- 8.4%

            REPURCHASE AGREEMENT -- 7.8%
$16,598,479 Investors Bank & Trust Co. --
               Repurchase Agreement, issued 06/29/01 (proceeds
               at maturity $16,602,740) (Collateralized by
               $5,501,578 FHLMC ARM, 7.85%, due 02/01/26, with a
               market value of $5,580,976 and $11,794,899 FHLMC
               ARM, 4.79%, due 10/15/23, with market value
               of $11,848,013.)
               (Cost $16,598,479)            3.080%    07/02/01    16,598,479
                                                                 ------------

            US TREASURY SECURITIES -- 0.6%#
 1,200,000  US Treasury Bill+                3.549%    09/20/01     1,190,507
    50,000  US Treasury Bill+                3.550%    11/08/01        49,371
   100,000  US Treasury Bill+                3.593%    12/13/01        98,392
                                                                 ------------
            Total US Treasury Securities
               (Cost $1,336,524)                                    1,338,270
                                                                 ------------
            Total Short-Term Investments
               (Cost $17,935,003)                                  17,936,749
                                                                 ------------
            Total Investments -- 103.8%
               (Cost $199,791,522)                                220,832,014
            Liabilities in Excess of Other
               Assets -- (3.8%)                                    (8,183,655)
                                                                 ------------
            NET ASSETS -- 100.0%                                 $212,648,359
                                                                 ============




SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL MARKET VALUE):

Basic Industries                                             1.5%
Consumer Cyclical                                           10.7
Consumer Non-Cyclical                                        4.7
Diversified Investment Vehicles                              0.3
Energy                                                       4.9
Financial Services                                          14.5
Industrial                                                   4.1
Limited Partnerships                                        23.5
Metals and Mining                                            2.7
Repurchase Agreements                                        7.5
Technology                                                   5.0
Transportation                                               0.3
US Government Obligations                                    3.3
US Treasury Obligations                                     12.8
Utilities                                                    4.2
                                                           -----
Total                                                      100.0%
                                                           =====


ADR  American Depositary Receipt
ARM  Adjustable Rate Mortgage
CVA  Certificaaten van aandelen (share certificates)
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
FRN  Floating Rate Note
GDR  Global Depositary Receipt
GNMA Government National Mortgage Association
PREF Preference Shares
TBA  To be announced
  *  Non-income producing security
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2001, the aggregate market value of these securities was $4,010,324 or 1.89% of net assets.
  +  See Note 2 to the Financial Statements.
  #  Interest Rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Restricted security

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
  30, 2001



 NUMBER
OF SHARES                                              VALUE +


           COMMON STOCKS -- 87.0%

           AUSTRALIA -- 3.6%
 180,900   Amcor Ltd.                                    $608,479
  52,109   Australia and New Zealand Banking
              Group Ltd.                                  447,560
  43,000   Caltex Australian Ltd.                          35,613
 262,248   CSR Ltd.                                       946,062
 293,156   Foster's Brewing Group Ltd.                    816,260
  61,891   National Australia Bank Ltd.                 1,102,274
 253,421   Normandy Mining Ltd.                           159,666
  85,092   Orica Ltd.                                     192,570
  60,300   Paperlinx Ltd.                                 124,392
 148,000   Santos Ltd.                                    488,040
 112,000   WMC Ltd.                                       545,171
                                                     ------------
                                                        5,466,087
                                                     ------------

           BELGIUM -- 0.3%
  15,000   Dexia                                          237,965
   1,494   Electrabel SA                                  294,939
                                                     ------------
                                                          532,904
                                                     ------------

           BRAZIL -- 0.9%
  21,624   Embraer- Empresa Brasileira de
              Aeronautica SA                              844,417
  21,110   Petroleo Brasileiro SA - ADR                   548,860
                                                     ------------
                                                        1,393,277
                                                     ------------
           CANADA -- 2.2%
  30,000   Abitibi-Consolidated, Inc.                     229,309
   6,910   Agrium, Inc.                                    68,344
  22,448   Air Canada*                                    129,132
  15,000   Air Canada, Class A*                            70,671
   5,900   Alcan Aluminium Ltd.                           248,036
   6,734   Canadian Pacific Ltd.                          260,201
     650   Fairfax Financial Holdings Ltd.                 97,611
  14,108   Hudson's Bay Co.                               151,715
  44,400   Imperial Oil Ltd.                            1,145,076
  11,872   Imperial Oil Ltd. (Foreign Market)             303,919
   7,800   Inco Ltd.*                                     134,660
   6,782   National Bank of Canada                        129,595
   4,420   Nortel Networks Corp.                           40,775
  14,000   Rogers Communications, Inc., Class B           209,041
  24,500   Stelco, Inc., Class A                           74,423
                                                     ------------
                                                        3,292,508
                                                     ------------
           CHINA -- 0.0%
 200,000   China Southern Airlines Co. Ltd.*               62,180
                                                     ------------
           DENMARK -- 0.8%
   3,300   Bang & Olufsen Holding AS, Ser. B               76,177
   1,600   Coloplast AS, Class B                           74,960
  19,500   ISS AS                                       1,141,972
                                                     ------------
                                                        1,293,109
                                                     ------------

           FINLAND -- 1.0%
   5,100   Konecranes International                       142,474
  25,000   Metsa-Serla OY, Class B                        144,972
  24,000   Sampo Insurance Co. Ltd., Class A              199,312
  41,294   Stora Enso OY                                  434,360
   6,520   Tietoenator OY                                 144,887
   9,084   UPM-Kymmeme OY                                 256,079
  19,000   Valmet Corp. OY, Class A                       209,098
                                                     ------------
                                                        1,531,182
                                                     ------------



           FRANCE -- 10.3%
  12,088   Accor SA                                      $510,120
   8,000   Air Liquide                                  1,149,276
  26,275   Alcatel SA                                     549,405
  35,443   Alstom                                         985,940
   1,900   Atos Origin                                    136,718
   7,966   Aventis SA                                     635,923
   2,654   Banque Nationale de Paris                      230,965
  17,196   Carrefour Supermarche                          909,830
   1,904   Clarins SA*                                    138,859
   6,111   Compagnie de Saint-Gobain                      830,309
  30,670   Compagnie Generale d'Industrie et de
              Participations                              927,942
  12,900   Dassault Systemes SA                           497,101
  55,172   European Aeronautic Defence and Space
              Co.                                       1,015,852
   7,447   Michelin, Class B                              235,590
   4,800   Orange SA                                       39,009
   9,573   Pechiney SA, A Shares                          486,241
  12,846   Sanofi-Synthelabo SA                           842,796
   5,000   Scor SA                                        222,219
  12,760   Societe Generale, Class A                      755,598
   6,150   Sodexho Alliance SA                            287,126
  41,300   Suez SA                                      1,328,576
   6,400   Thomson CSF                                    231,724
  11,130   Total Fina SA                                1,558,416
  31,900   Usinor SA                                      334,591
  13,172   Valeo SA                                       531,780
   4,945   Vivendi Universal SA                           288,219
                                                     ------------
                                                       15,660,125
                                                     ------------

           GERMANY -- 4.6%
   2,910   Allianz AG                                     854,082
  19,600   Bayer AG                                       763,249
   7,000   Bayerische Motoren Werke AG                    231,701
  11,600   Buderus AG                                     265,139
  16,300   Deutsche Bank AG                             1,175,655
  11,000   Deutsche Post AG*                              174,135
   5,300   E. ON AG                                       276,606
   5,805   Equant NV                                      271,413
  15,780   Fresenius Medical Care - ADR                   373,197
  23,200   HypoVereinsbank                              1,133,226
  15,734   Infineon Technologies AG                       370,285
  17,560   RWE AG                                         695,702
   6,645   Siemens AG                                     406,430
                                                     ------------
                                                        6,990,820
                                                     ------------

           GHANA -- 0.2%
  82,000   Ashanti Goldfields Co. Ltd.-GDR                246,000
                                                     ------------

           HONG KONG -- 5.1%
 228,000   Cafe de Coral Holdings                         112,540
  67,000   Cathay Pacific Airways Ltd.                     90,623
  94,000   China Mobile (Hong Kong) Ltd.*                 496,519
  29,900   China Mobile (Hong Kong) Ltd. - ADR*           801,021
 288,000   First Pacific Co. Ltd.                          62,401
 694,000   Guangshen Railway Co. Ltd.                     126,345
 131,914   Hong Kong & China Gas Co. Ltd.                 165,740
  39,000   Hong Kong Aircraft Engineering Co. Ltd.         69,001
 149,000   Hong Kong Electric Holdings Ltd.               573,084
  65,000   Hong Kong Exchange & Clearing Ltd.             115,835
 215,000   Hong Kong Shanghai Hotel                        99,232
  87,700   Hutchison Whampoa Ltd.                         885,444
 140,231   Hysan Development Co. Ltd.                     178,887
 166,000   i-Cable Communications Ltd.*                    92,578

--------------------------------------------------------------------------------

     TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2001


 NUMBER
OF SHARES                                                VALUE +

  153,007   Jardine Matheson Holdings Ltd.            $    940,993
  540,000   Li & Fung Ltd.                                 886,165
  118,881   Mandarin Oriental International Ltd.            63,007
  290,000   MTR Corp.*                                     496,353
   56,000   SmarTone Telecommunications Holdings
              Ltd.                                          64,616
   67,480   Sun Hung Kai Properties Ltd.                   607,760
   89,000   Television Broadcasts Ltd.                     374,261
  208,571   Wharf Holdings Ltd.                            435,866
                                                      ------------
                                                         7,738,271
                                                      ------------

            INDIA -- 0.0%
    7,200   Shiriram Industries - GDR                        1,440
                                                      ------------

            INDONESIA -- 0.2%
  190,000   PT Astra International Inc.*                    32,946
1,278,000   PT Bank Pan Indonesia TBK                       26,929
  343,000   PT Citra Marga Nusaphala Persada TBK            13,250
   77,000   PT Gudang Garam TBK                             89,236
1,508,800   PT Lippo Bank*                                   5,961
  937,000   PT Matahari Putra Prima TBK                     43,189
  415,000   PT Mulia Industrindo*                           10,202
  121,000   PT Semen Gresik                                 65,334
                                                      ------------
                                                           287,047
                                                      ------------

            IRELAND -- 1.6%
   22,300   Elan Corp. plc - ADR*                        1,360,300
   81,000   Fyffes plc                                      84,342
   66,900   Independent Newspapers plc                     133,090
   25,700   SmartForce plc - ADR*                          905,411
                                                      ------------
                                                         2,483,143
                                                      ------------

            ISRAEL -- 0.7%
   16,040   Teva Pharmaceutical Industries Ltd.            999,292
                                                      ------------

            ITALY -- 1.6%
   39,440   Banco Popolare di Milano                       154,586
   31,409   ENI SpA                                        384,215
   23,628   Fiat SpA                                       460,653
    9,600   Industrie Natuzzi SpA - ADR                    134,400
   59,000   Luxottica Group SpA - ADR                      944,000
   46,000   Saipem SpA                                     253,118
   28,000   Unicredito Italiano SpA                        120,650
                                                      ------------
                                                         2,451,622
                                                      ------------

            JAPAN -- 15.1%
   15,000   Aisin Seiki Co. Ltd.                           229,233
    8,000   Alpine Electronics                              82,681
   29,600   Asatsu-DK, Inc.                                600,449
   21,000   Bridgestone Corp.                              219,732
   46,000   Calsonic Kansei Corp.                          130,196
   73,700   Canon, Inc.                                  2,978,255
   25,000   Dai Nippon Printing Co. Ltd.                   305,083
   27,000   Dai-Dan Co. Ltd.                               103,047
   53,000   Daiichi Pharmaceutical Co. Ltd.              1,225,986
  102,600   Dai-Tokyo Fire & Marine Insurance              341,397
   24,000   Ebara Corp.                                    198,396
   28,000   Eisai Co. Ltd.                                 627,486
   10,000   Ezaki Glico Co. Ltd.                            57,569
  126,000   Fuji Electric Co. Ltd.*                        414,208
    6,600   Hirose Electronics Co. Ltd.                    502,726
  113,000   Hitachi Ltd.                                 1,109,886
   10,000   Hitachi Medical Corp.                           99,663
   10,000   Inabata & Co. Ltd.                              64,304
   12,000   Intec, Inc.                               $    119,211
    4,000   ISB Corp.                                       35,600
  112,000   Ishikawajima-Harima Heavy Industries*          276,588
  132,000   Itochu Corp.*                                  536,594
    9,300   Ito-Yokado Co. Ltd.                            428,760
   16,000   Jeol Ltd.                                      120,462
   14,000   Kinden Corp.                                    86,995
   24,000   Kirin Brewery Co. Ltd.                         204,169
   16,000   Lintec                                         147,274
   42,000   Lion Corp.                                     159,958
   35,000   Matsushita Electric Industries Co.             547,787
   34,000   Matsushita Electric Works Ltd.                 393,105
   17,000   Mizuno Corp.                                    62,700
    9,800   Murata Manufacturing Co. Ltd.                  651,395
   10,000   NIFCO Inc.                                     103,352
    1,400   Nintendo Corp. Ltd.                            254,811
    4,000   Nippon Broadcasting System, Inc.               141,116
   10,000   Nippon Koei Co. Ltd.                            26,780
   70,000   Nippon Mitshubishi Oil Corp.                   395,125
   56,000   Nippon Sanso Corp.                             223,156
       56   Nippon Telegraph and Telephone Corp.           291,854
   76,000   Nissan Motor Co. Ltd.*                         524,663
   38,000   Nisshinbo Industries Inc.                      196,216
   48,790   Nomura Securities Co. Ltd.                     934,959
       24   NTT Mobile Communications Network, Inc.        417,575
   30,000   Oki Electrick Industry Co.                     145,526
   10,000   Ono Pharmaceutical Co. Ltd.                    317,511
    2,000   Ryohin Keikaku Co. Ltd.                         36,883
    8,000   Ryosan Co.                                     118,409
   30,000   Sankyo Seiko                                    60,135
   49,000   Sekisui Chemical                               202,726
   14,000   Shin-Etsu Chemical Co. Ltd.                    514,112
   28,000   Shiseido Co. Ltd.                              262,668
   13,100   Sony Corp. - ADR                               861,980
   28,000   Sumitomo Chemical Co. Ltd.                     126,395
   36,000   Sumitomo Corp.                                 251,988
   30,000   Sumitomo Forestry Co. Ltd.                     188,342
   29,400   Sumitomo Mitsui Banking Corp.                  242,800
   46,000   Sumitomo Trust & Banking Co. Ltd.              289,529
   14,000   Sumitomo Wiring Systems Ltd.                    89,801
    9,000   Taihei Dengyo Kaisha Ltd.                       32,473
    9,000   Tokyo Broadcasting System                      173,188
  198,000   Tokyo Gas Co.                                  601,684
   42,000   Toppan Printing Co.                            432,056
   16,000   Toyo Seikan                                    229,121
       30   UFJ Holdings, Inc.                             161,402
      102   West Japan Railway Co.                         552,854
   25,000   Yamaha Motor Co. Ltd.                          205,460
   12,000   Yamatake Corp.                                 110,552
   10,000   Yaskawa Electric Corp.                          49,310
   72,000   Yokohama Bank Ltd.                             293,265
                                                     ------------
                                                       23,120,672
                                                     ------------

           MALAYSIA -- 1.0%
  45,000   Carlsberg Brewery Malaysia Berhad              107,171
  32,000   Genting Berhad                                  73,684
 197,000   Kumpulan Guthrie Berhad                        139,974
  27,000   Malayan Banking Berhad                          73,184
 108,000   Malaysian Airlines System Berhad                68,211
  97,000   Perlis Plantations Berhad                      111,805
 162,000   Resorts World Berhad                           217,421
  35,000   Rothmans of Pall Mall Berhad                   320,066

--------------------------------------------------------------------------------

    TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2001


 NUMBER
OF SHARES                                                VALUE +

 264,800   Sime Darby Berhad                         $    275,949
 198,000   Technology Resources Industries Berhad*        102,126
                                                     ------------
                                                        1,489,591
                                                     ------------

           MEXICO -- 1.0%
     800   America Movil SA de CV                          16,688
  20,561   Grupo Televisa SA - GDR*                       822,646
     800   Telefonos de Mexico, Class L - ADR              28,072
  10,000   Vitro Sociedad Aninima - ADR                    26,600
  22,100   Wal Mart de Mexico - ADR                       598,271
                                                     ------------
                                                        1,492,277
                                                     ------------
           NETHERLANDS -- 6.2%
  50,130   Elsevier NV                                    623,832
  25,000   IHC Caland NV                                1,259,243
  30,949   ING Groep NV                                 2,022,630
  18,082   Koninklijke (Royal) Philips Electronics
              NV                                          479,272
  34,552   Koninklijke Ahold NV                         1,082,250
   5,970   Koninklijke Boskalis Westminster NV            161,220
  26,049   Koninklijke KPN NV                             147,747
   6,390   Koninklijke Nedlloyd NV                        125,770
  19,100   Koninklijke Vopak NV                           392,101
  13,800   Royal Dutch Petroleum Co.                      794,169
  26,700   Royal Dutch Petroleum Co., NY Shares         1,555,809
  31,700   Wolters Kluwer - CVA                           852,031
                                                     ------------
                                                        9,496,074
                                                     ------------

           NEW ZEALAND -- 0.7%
 451,700   Carter Holt Harvey Ltd.                        308,577
 239,174   Telecom Corporation of New Zealand Ltd.        541,111
  22,586   Tranz Rail Holdings Ltd.                        34,490
 382,400   Wrightson Ltd.                                 145,984
                                                     ------------
                                                        1,030,162
                                                     ------------
           NORWAY -- 0.3%
  34,000   Den Norske Bank ASA                            147,496
   8,333   Dolphin Interconnect Solutions                  19,637
  18,000   Rieber & Son ASA, Class B                       98,331
  18,900   Schibsted Gruppen ASA                          187,262
                                                     ------------
                                                          452,726
                                                     ------------

           PHILIPPINES -- 0.1%
 644,000   Ayala Corp.                                     85,990
                                                     ------------
           SINGAPORE -- 1.7%
 436,000   Brierley Investments Ltd.*                     122,042
 113,000   DBS Group Holdings Ltd.                        831,065
  62,000   DelGro Corp. Ltd.                               98,683
  17,000   Fraser & Neave Ltd.                             74,177
  30,000   Great Eastern Holdings Ltd.                    190,999
 123,812   Jardine Strategic Holdings*                    352,245
  33,000   Overseas Union Enterprise Ltd.                 149,424
  71,300   Overseas-Chinese Banking Corp. Ltd.            465,681
 189,000   Sembcorp Marine                                100,102
   8,500   Singapore Press Holdings                        93,304
  90,000   TIBS Holdings Ltd.                              75,082
 240,000   United Industrial Corp.                        111,965
                                                     ------------
                                                        2,664,769
                                                     ------------

           SOUTH AFRICA -- 1.6%
   3,000   AngloGold Ltd.                                 110,750
   1,169   AngloGold Ltd. - ADR                            21,535
  16,600   Barloworld Ltd.                                123,140
     209   Edgars Stores Ltd.                                 747
 159,000   Firstrand Ltd.                                $170,018
  54,000   Gencor Ltd.                                    226,412
  45,086   Gold Fields Ltd.                               202,740
  36,356   Iscor Ltd.*                                    130,787
  24,436   JD Group Ltd.                                  112,459
  29,545   Kersaf Investments Ltd.                        131,940
  16,000   Pretoria Portland Cement Co. Ltd.              136,949
 417,100   Sanlam Ltd.                                    569,144
  33,659   Sasol Ltd.                                     307,304
  24,908   South African Breweries Ltd.                   188,477
                                                     ------------
                                                        2,432,402
                                                     ------------

           SOUTH KOREA -- 2.3%
  46,660   Hyundai Motor Co. Ltd.                       1,015,362
  20,819   Korea Telecom Corp. - ADR                      457,602
  22,746   Pohang Iron & Steel Co. Ltd.                   448,551
   6,060   Samsung Electronics Co.                        894,671
   9,600   Samsung Electronics Co. - GDR
              (144A)*{::}                                 751,200
                                                     ------------
                                                        3,567,386
                                                     ------------

           SPAIN -- 2.0%
   5,800   Acciona SA                                     216,040
   8,500   Acerinox SA                                    236,018
  49,892   Banco Central Hispanoamer SA                   451,926
   8,600   Banco Popular Espanol                          300,605
   8,900   Centros Comerciales Pryca SA                   119,042
  42,000   Iberdrola SA                                   538,660
     665   Industria de Diseno Textil SA                   10,612
  19,543   NH Hoteles SA                                  231,121
   3,000   Prosegur Cia de Seguridad SA                    38,730
  70,478   Telefonica de Espana SA*                       868,695
  11,750   Viscofan Industria Navarra de Envolturas
              Celulosicas SA                               46,751
                                                     ------------
                                                        3,058,200
                                                     ------------

           SWEDEN -- 1.4%
  13,188   ABB Ltd.                                       193,846
  23,500   Electrolux AB, Class B                         324,909
   9,500   Hoganas AB, Class B                            153,601
  14,500   OM Gruppen AB                                  183,825
  17,000   Svenska Cellulosa AB (SCA)                     359,979
  20,000   Svenska Handelsbanken, Class A                 285,705
  70,760   Telefonaktiebolaget Ericsson LM, Class B       386,779
  12,548   Volvo AB, Class B                              187,897
                                                     ------------
                                                        2,076,541
                                                     ------------

           SWITZERLAND -- 1.6%
   1,180   Charles Voegele Holding AG                     131,297
  17,600   Nestle SA - ADR                                935,155
   9,080   Novartis AG                                    314,967
     100   Phoenix Mecano AG                               45,565
     610   Publigroupe SA                                 215,839
     100   Sarna Kunststoff Holding AG                    105,594
     750   Societe General de Surveillance SA             146,040
     247   Syngenta AG*                                    12,512
   4,260   Union Bank of Switzerland AG                   606,726
                                                     ------------
                                                        2,513,695
                                                     ------------

           TAIWAN -- 0.8%
 126,000   Taiwan Semiconductor Manufacturing Co.
              Ltd. (144A) (PREF)*{::}                   1,171,072
                                                     ------------

           THAILAND -- 0.5%
  15,000   Advanced Information Services plc*             159,673

--------------------------------------------------------------------------------

     TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2001


 NUMBER
OF SHARES                                                 VALUE +

 122,500   Golden Land Property Development plc*     $    $14,068
  33,000   Matichon Public Co. Ltd.                        43,728
  89,000   MBK Properties and Development Public
              Co. Ltd.                                     47,665
 250,000   National Finance & Securities Co. Ltd.*         54,660
 120,000   Post Publishing Co. Ltd.                       112,633
  10,000   Siam Cement Public Co. Ltd.                     94,081
  18,700   The Siam Cement Public Co. Ltd.*               202,363
  96,000   The Thai Farmers Bank Ltd.*                     42,403
   7,000   Total Access Communication plc*                 15,750
                                                     ------------
                                                          787,024
                                                     ------------
           UNITED KINGDOM -- 17.3%
  43,000   Airtours plc                                   174,767
  12,131   Anglo American plc - ADR                       181,604
  56,882   Arriva plc                                     268,787
  29,952   Associated British Foods plc                   194,292
  39,400   Associated British Ports Holdings plc          241,311
  34,500   BAA plc                                        320,226
  12,600   Barclays plc                                   386,296
  95,213   Bass plc                                       994,898
  81,000   Berisford plc                                  161,189
 180,591   BG Group plc                                   711,763
  89,155   Blue Circle Industries plc                     617,198
 135,400   Boots Co. plc                                1,144,423
  35,000   BP Amoco plc                                   288,196
  15,000   BP Amoco plc - ADR                             747,750
  53,500   British Aerospace plc                          256,191
 165,463   British Airways plc                            800,484
 187,014   British Energy plc                             725,900
  12,000   British Telecommunications plc*(a)              70,880
  40,000   British Telecommunications plc*                251,455
  71,700   Cable & Wireless Communications plc            421,744
  30,800   Close Brothers Group plc                       364,934
  22,415   COLT Telecom Group plc*                        155,095
 128,510   Compass Group plc                            1,028,354
  64,000   Devro International plc                         48,603
  47,804   Diageo plc                                     524,387
  22,600   EMI Group plc                                  127,770
  77,300   GKN plc                                        741,408
  38,367   GlaxoSmithKline plc*                         1,079,149
  29,000   Glynwed International plc                      103,694
 247,408   Granada Compass plc                            519,304
 132,200   Great Universal Stores plc                   1,131,320
  68,000   Halifax plc                                    786,093
  70,450   Hanson plc                                     518,670
  42,000   Hilton Group plc                               141,169
  59,000   HSBC Holdings plc                              697,797
  39,000   Imperial Chemical Industries plc               228,715
 317,000   Invensys plc                                   601,847
 136,000   Kidde plc                                      155,880
  56,054   Lloyds TSB Group plc                           560,886
  33,500   P & O Princess Cruises plc*                    174,317
  53,054   Pearson plc                                    874,458
  33,500   Peninsular & Orient Steam                      125,320
  93,000   PIC International Group plc*                    42,180
 151,000   Pilkington plc                                 213,421
  74,400   PowerGen plc                                   752,307
  22,702   Provident Financial plc                        237,377
  97,400   Railtrack Group plc                            457,508
  15,260   Reckitt & Colman plc                           219,974
  49,000   Reed International plc                         434,140
 107,000   Rentokil Initial plc                          $362,655
  88,600   Rio Tinto plc                                1,572,485
  78,000   Shell Transport & Trading Co.                  648,299
  17,250   Smiths Group plc                               200,141
 278,640   Stagecoach Holdings plc                        308,594
 216,160   Telewest Communications plc*                   270,557
  67,000   The Sage Group plc                             239,333
  89,000   WPP Group plc                                  877,408
                                                     ------------
                                                       26,484,903
                                                     ------------

           VENEZUELA -- 0.3%
  18,300   Compania Vale do Rio Doce - ADR                424,560
                                                     ------------
           Total Common Stocks
              (Cost $133,580,856)                     132,777,051
                                                     ------------
           PREFERRED STOCKS -- 0.0%

           THAILAND -- 0.0%
  39,000   Siam Commercial Bank*
              (Cost $27,450)                               17,226
                                                     ------------

           LIMITED PARTNERSHIPS -- 4.4%
           Everest Capital Frontier Ltd., LP*(a)(b)
              (Cost $11,059,623)                        6,746,256
                                                     ------------

           COMMINGLED INVESTMENT VEHICLES -- 0.5%

           JAPAN -- 0.4%
  61,400   Atlantis Japan Growth Fund*                    547,995
                                                     ------------

           SOUTH KOREA -- 0.1%
  29,000   The First Korea Smaller Companies Fund*        189,370
                                                     ------------
           Total Commingled Investment Vehicles
              (Cost $939,557)                             737,365
                                                     ------------

                                                EXPIRATION
                                                   DATE


           RIGHTS -- 0.0%

           INDONESIA -- 0.0%
1,800,000  PT Bank Universal Certificate of
              Entitlement*(a)                    06/08/02             0
1,180,800  PT Lippo Bank Certificate of
              Entitlement*(a)                    05/03/02             0
                                                            -----------
                                                                      0
                                                            -----------

           UNITED KINGDOM -- 0.0%
   37,500  TI Group plc*(a)                      04/01/02             0
                                                            -----------
           Total Rights
              (Cost $0)                                               0
                                                            -----------

           WARRANTS -- 0.0%
   30,670  Compagnie Generale d'Industrie et
              de Participations (France)*        03/31/03        22,329
  115,500  PT Bank Pan (Indonesia)*              07/08/02           203
1,800,000  PT Bank Universal (Indonesia)*(a)     04/15/02             0
1,180,800  PT Lippo Bank (Indonesia)*(a)         04/15/02             0
   39,000  Siam Commercial Bank (Thailand)*      04/28/02         2,239
                                                            -----------
           Total Warrants
              (Cost $275)                                        24,771
                                                            -----------

--------------------------------------------------------------------------------

   TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2001



 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +


             SHORT-TERM INVESTMENTS -- 7.6%

             REPURCHASE AGREEMENT -- 6.9%
$10,599,187  Investors Bank & Trust Co. --
                Repurchase Agreement, issued 06/29/01 (proceeds
                at maturity $10,601,907) (Collateralized by a
                $9,732,515 FHLMC ARM, 7.95%, due 08/01/25, with
                a market value of $10,087,468 and $1,046,588
                FNMA ARM, 7.46%, due 11/01/23, with market value
                of $1,041,740.)
                (Cost $10,599,187)            3.080%   07/02/01    $10,599,187
                                                                  ------------
             US TREASURY SECURITIES -- 0.7%#
    500,000  US Treasury Bill+                3.578%   10/04/01        495,339
    500,000  US Treasury Bill+                3.581%   11/23/01        492,940
                                                                  ------------
             Total US Treasury Securities
                (Cost $987,605)                                        988,279
                                                                  ------------
             Total Short-Term Investments
                (Cost $11,586,792)                                  11,587,466
                                                                  ------------
             Total Investments -- 99.5%
                (Cost $157,194,553)                                151,890,135
             Other Assets in Excess of
                Liabilities -- 0.5%                                    746,699
                                                                  ------------
             NET ASSETS -- 100.0%                                 $152,636,834
                                                                  ============


SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL MARKET VALUE):

Basic Industries                                             3.8%
Consumer Cyclical                                           21.5
Consumer Non-Cyclical                                        6.5
Diversified Investment Vehicles                              0.5
Energy                                                       6.0
Financial Services                                          13.8
Industrial                                                  12.6
Limited Partnerships                                         4.4
Metals and Mining                                            4.3
Miscellaneous                                                0.8
Repurchase Agreements                                        7.0
Technology                                                   7.9
Transportation                                               3.4
Utilities                                                    7.5
                                                           -----
                                                           100.0%
                                                           =====


ADR  American Depositary Receipt
ARM  Adjustable Rate Mortgage
CVA  Certificaaten van aandelen (share certificates)
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GDR  Global Depositary Receipt
PREF Preference Shares
   * Non-income producing security
   + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2001, the aggregate market value of these securities was $1,922,272 or 1.26% of net assets.
   + See Note 2 to the Financial Statements.
   # Interest Rate represents the yield to maturity at the time of purchase.
 (a) Security is valued in good faith under procedures established by the board of directors.
 (b) Restricted security

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF EMERGING MARKETS FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30,
  2001



  NUMBER
OF SHARES                                                 VALUE +


            COMMON STOCKS -- 46.3%

            ARGENTINA -- 0.9%
    23,112  Dragados y Construcciones Argentina,
               Ser. B                                 $     27,737
     3,100  Grupo Financiero Galicia SA                     45,632
    45,679  Inversiones y Representaciones SA*              73,094
     8,300  Nortel Inversora SA - ADR                       85,905
     6,632  Perez Companc SA - ADR                          89,532
     1,600  Telecom Argentina Stet - France Telecom
               SA - ADR                                     24,720
                                                      ------------
                                                           346,620
                                                      ------------
            AUSTRIA -- 0.1%
     8,168  Julius Meinl International                      47,642
                                                      ------------

            BOTSWANA -- 0.2%
    70,800  Sechaba Investment Trust                        87,349
                                                      ------------

            BRAZIL -- 2.0%
     7,200  Aracruz Celulose SA - ADR                      134,640
   208,478  Metalurgica Gerdau SA                            2,528
     2,400  Petroleo Brasileiro SA - ADR                    62,400
     1,900  Tele Celular Sul Participacoes SA               38,380
23,404,000  Tele Centro Sul                                192,441
11,815,166  Tele Norte Leste Participacoes SA*             156,802
     5,700  Tele Norte Leste Participacoes SA - ADR         86,982
     5,400  Unibanco - GDR                                 137,430
                                                      ------------
                                                           811,603
                                                      ------------

            CHILE -- 3.6%
     3,500  AFP Provida SA - ADR                            84,000
    53,973  Antofagasta Holdings plc                       355,030
     9,800  Banco de A. Edwards*                           166,600
     8,800  Cristalerias de Chile - ADR                    170,280
    13,200  Embotelladora Andina, Ser. A                   177,936
     8,200  Empresa Nacional de Electricidad SA -
               ADR*                                         92,250
     8,320  Enersis SA - ADR*                              124,634
     4,100  Laboratorio Chile SA - ADR                     102,295
    12,600  Maderas y Sinteticos SA - ADR                  185,850
                                                      ------------
                                                         1,458,875
                                                      ------------

            CHINA -- 0.0%
     1,200  China Unicom Ltd. - ADR*                        21,240
                                                      ------------
            COLOMBIA -- 0.1%
     9,879  Almacenes Exito SA                              18,056
    80,832  Suramericana de Inversiones                     43,265
                                                      ------------
                                                            61,321
                                                      ------------

            CZECH REPUBLIC -- 0.9%
    32,082  Ceska Sporitelna AS*                           212,586
    60,037  Ceske Energeticke Zavody AS*                   134,260
                                                      ------------
                                                           346,846
                                                      ------------

            EGYPT -- 0.2%
    10,937  Orascom Construction*                           88,383
                                                      ------------
            ESTONIA -- 0.2%
     1,200  Estonian Telecom - GDR (144A)*{::}              14,220
     8,202  Hansabank Ltd.                                  66,555
                                                      ------------
                                                            80,775
                                                      ------------

            GREECE -- 0.8%
     2,260  Alpha Bank AE                                   47,524

     3,500  Cosmote SA - GDR (144A)*{::}                   $63,000
     8,141  Hellenic Telecommunications Organization
               SA                                          106,822
     3,262  National Bank of Greece SA                      95,656
                                                      ------------
                                                           313,002
                                                      ------------

            HONG KONG -- 0.6%
    31,000  ASM Pacific Technology                          55,642
    12,000  China Unicom Ltd.*                              20,923
   142,000  Giordano International Ltd.                     73,732
    18,200  Johnson Electric Holdings Ltd.                  24,967
   188,000  United Pacific Industries Ltd.                  13,498
    25,000  Yue Yuen Industrial Holdings Ltd.               49,680
                                                      ------------
                                                           238,442
                                                      ------------

            HUNGARY -- 0.5%
    14,780  MOL Magyar Olaj-es Gazipari Rt.                210,263
                                                      ------------

            INDIA -- 3.0%
    43,300  Grasim Industries Ltd.                         276,654
    10,700  HCL Technologies Ltd.*                          66,682
    33,952  HDFC Bank Ltd.                                 152,004
       900  Infosys Technologies Ltd.                       71,965
    11,294  ITC Ltd.                                       181,259
    35,000  Reliance Industries Ltd.*                      274,926
    55,400  Satyam Computer Services                       200,743
                                                      ------------
                                                         1,224,233
                                                      ------------

            INDONESIA -- 0.6%
   136,240  PT Astra International Tbk                      38,276
    36,000  PT Hanjaya Mandala Sampoerna                    50,729
   273,700  PT Indah Kiat Pulp & Paper Corp.*                8,891
   271,880  PT Indorama Synthetics                          14,919
 2,076,000  PT Lippo Bank*                                   8,202
   232,000  PT Ramayana Lestari Sentosa Tbk                 64,162
    38,000  PT Semen Gresik                                 20,518
     8,100  PT Telekomunikasi Indonesia - ADR               45,036
                                                      ------------
                                                           250,733
                                                      ------------

            ISRAEL -- 0.3%
    15,700  Bank Hapoalim Ltd.                              38,478
    22,400  Bezeq Israel Telecom*                           33,627
       300  Check Point Software Technologies Ltd.          15,270
       800  Orbotech, Ltd.                                  28,800
                                                      ------------
                                                           116,175
                                                      ------------

            LUXEMBOURG -- 0.1%
     1,200  Quilmes Industrial SA                           25,200
                                                      ------------

            MALAYSIA -- 2.3%
   131,000  Malakoff Berhad                                313,711
   116,000  Malaysian International Shipping Berhad        207,579
    21,000  Malaysian Pacific Industries Berhad             72,947
   145,600  Public Bank Berhad                              85,827
   284,700  Public Bank Berhad (Foreign Market)            195,544
   102,000  Selangor Properties Berhad                      40,800
                                                      ------------
                                                           916,408
                                                      ------------

            MEXICO -- 4.8%
     1,100  America Movil SA de CV                          22,946
    59,000  Carso Global Telecom*                          141,210
     3,439  Cemex SA de CV - ADR                            91,134
    40,000  Corporacion GEO SA de CV, Ser. B*               32,572

--------------------------------------------------------------------------------

  TIFF EMERGING MARKETS FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30,
                                      2001


  NUMBER
OF SHARES                                               VALUE +

    35,552  Corporacion Interamericana de
               Entretenimiento SA, Class B*           $    146,511
    21,500  Empressa ICA Sociedad Contoladora SA -
               ADR                                          58,265
     4,700  Fomento Economico Mexicano - ADR               201,207
     2,700  Grupo Elektra SA - GDR                          25,677
    88,000  Grupo Elektra SA de CV                          84,635
   139,600  Grupo Financiero Banamex Accival SA de
               CV, Class O                                 360,233
   250,845  Grupo Financiero Banorte, Class O*             524,463
     2,500  Grupo Iusacell SA de CV, Ser. V - ADR*          17,275
       700  Grupo Televisa SA - GDR*                        28,007
    42,000  Grupo Televisa SA, Ser. CPO*                    83,191
     1,500  Grupo Tribasa SA de CV - ADR*                    3,896
    63,000  Grupo Tribasa SA de CV, Ser. CPO*                8,180
    11,000  Nueva G Mexico SA, Class B*                     28,591
     1,100  Telefonos de Mexico, Class L - ADR              38,599
     8,100  TV Azteca SA de CV - ADR                        51,921
                                                      ------------
                                                         1,948,513
                                                      ------------

            PERU -- 0.5%
    73,115  Cementos Norte Pacasmayo SA                     28,141
    10,642  Compania de Minas Buenaventura SA,
               Class B                                      92,387
     6,000  Credicorp Ltd.                                  50,100
   202,471  Enrique Ferreyros SA*                           17,895
                                                      ------------
                                                           188,523
                                                      ------------

            PHILIPPINES -- 0.9%
   283,008  Ayala Land, Inc., Class B                       28,611
   419,000  Benpres Holdings Corp.*                         13,107
    14,300  Benpres Holdings Corp. - GDR*                    8,795
     9,580  Benpres Holdings Corp. - GDR (144A)*{::}         5,994
    19,410  Equitable Banking Corp.                         13,514
   145,927  First Philippine Holdings*                      79,331
     9,200  Philippine Long Distance Telephone Co. -
               ADR                                         129,260
   783,000  SM Prime Holdings                               92,601
                                                      ------------
                                                           371,213
                                                      ------------

            POLAND -- 2.0%
     2,500  Bank Polska Kasa Opieki SA                      42,826
    12,817  Bank Polska Kasa Opieki SA (Foreign
               Market)*                                    224,669
    25,478  KGHM Polska Miedz SA*                          106,727
    16,528  Polski Koncern Naftowy SA - GDR
               (144A){::}                                  149,248
    61,300  Telekomunikacja Polska - GDR                   274,624
                                                      ------------
                                                           798,094
                                                      ------------

            RUSSIA -- 2.2%
     2,700  Lukoil Oil Co. - ADR                           129,506
    21,400  RAO Unified Energy Systems - GDR               243,960
    31,600  Surgutneftegaz - ADR*                          520,610
                                                      ------------
                                                           894,076
                                                      ------------
            SINGAPORE -- 0.1%
    52,000  Del Monte Pacific Ltd.                          12,986
     9,000  GP Batteries International Ltd.                  9,336
                                                      ------------
                                                            22,322
                                                      ------------

            SOUTH AFRICA -- 2.3%
     2,900  Anglo American Platinum Corp.                  129,146
    16,700  Anglo American plc                             247,763
   171,000  Softline Ltd.*                            $     32,667
     4,808  South African Breweries Ltd.                    36,382
    83,599  Standard Bank Investment Corp.                 363,997
   122,169  Super Group Ltd.                               140,030
                                                      ------------
                                                           949,985
                                                      ------------

            SOUTH KOREA -- 7.3%
    15,463  Dae Duck Electronics Co.                       115,333
     5,725  Housing & Commercial Bank, Korea               128,103
     5,393  Hyundai Heavy Industries                       127,309
     2,580  Korea Telecom Corp.                            103,160
    15,700  Korea Telecom Corp. - ADR                      345,086
     7,850  Pohang Iron and Steel Co. Ltd.                 627,759
     5,912  Samsung Electronics Co.                        872,821
    12,904  Samsung Fire & Marine Insurance                412,273
       500  Shinsegae Co. Ltd.                              36,140
     1,205  SK Telecom Co. Ltd.                            177,438
                                                      ------------
                                                         2,945,422
                                                      ------------

            SRI LANKA -- 0.0%
    22,831  National Development Bank                        9,308
                                                      ------------

            TAIWAN -- 5.7%
    18,200  Ambit Microsystems Corp.                        76,120
    13,750  Asustek Computer, Inc.                          58,107
    15,702  Bank Sinopac*                                    7,251
   209,328  Compeq Manufacturing Co. Ltd.*                 413,427
    33,500  Delta Electronics                               82,704
   110,708  Hon Hai Precision Industry                     581,997
   195,793  Nan Ya Plastics Corp.                          197,897
   112,643  Phoenixtec Power Co. Ltd.                       91,606
     3,291  Siliconware Precision Industries Co. -
               GDR*                                          9,544
    37,000  Sunplus Technology Co. Ltd.                    156,898
    73,875  Synnex Technology International Corp.           97,627
   242,736  Taiwan Semiconductor Manufacturing Co.
               Ltd.*                                       451,209
   102,017  Winbond Electronics*                            85,631
                                                      ------------
                                                         2,310,018
                                                      ------------

            THAILAND -- 2.9%
    11,550  Advanced Information Services plc*             122,948
    13,500  Alucon Manufacturing Co. Ltd.                   29,814
    83,400  Bangkok Bank Public Co. Ltd.                    84,726
    24,000  Hana Microelectronics plc                       36,572
    38,800  KCE Electronics Public Co. Ltd.*                52,270
    78,820  Land & House Public Co. Ltd.*                   47,870
   117,900  MDX Co. Ltd. (a)                                     0
    74,800  PTT Exploration and Production plc             206,493
   271,400  Shinawatra Satellite Public Co. Ltd.*          194,799
   352,100  Siam Commercial Bank Public Co. Ltd.*          157,465
       363  Siam Syntech Construction Public Co.
               Ltd. (a)                                          0
   232,300  Telecomasia Corp.*                              96,193
    31,880  Thai Union Frozen Products Co.                  48,932
   191,400  The Thai Farmers Bank Ltd.*                     84,541
                                                      ------------
                                                         1,162,623
                                                      ------------

            TURKEY -- 0.6%
 7,662,000  Aksigorta AS                                    61,052
 1,370,000  Anadolu Efes Biracilik ve Malt Sanayii
               A.S. - ADR (144A)*{::}                       52,334
   750,200  Enka Holding Yatirim AS                         49,017
   900,000  Tupras-Turkiye Petrol Rafinerileri AS           22,948

--------------------------------------------------------------------------------

  TIFF EMERGING MARKETS FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30,
                                      2001


  NUMBER
OF SHARES                                               VALUE +

 6,165,000  Turkiye Garanti Bankasi AS*               $     30,948
 8,464,500  Yapi Ve Kredi Bankasi*                          26,304
                                                      ------------
                                                           242,603
                                                      ------------

            UNITED STATES -- 0.0%
     4,600  AT&T Latin America Corp., Class A*              20,700
                                                      ------------

            VENEZUELA -- 0.6%
    95,208  Bancaracas Mercados Capital, Class A            43,743
     4,900  Compania Anonima Nacional Telefonos de
               Venezuela - ADR                             114,856
     1,200  Compania Vale do Rio Doce - ADR                 27,840
    13,078  Fondo de Valores - ADR*                         54,354
     4,667  International Briquettes Holding, Inc. -
               ADR*                                          2,334
                                                      ------------
                                                           243,127
                                                      ------------
            Total Common Stocks
               (Cost $21,741,455)                       18,751,637
                                                      ------------

            COMMINGLED INVESTMENT VEHICLES -- 29.1%
            ARGENTINA -- 0.6%
    19,000  Argentina Fund, Inc.                           224,960
                                                      ------------
            ASIA -- 1.4%
    86,300  The Asia Tigers Fund, Inc.                     583,388
                                                      ------------
            BRAZIL -- 1.8%
   152,000  Brazilian Equity Fund*                         729,600
                                                      ------------

            CHILE -- 1.3%
   250,000  Five Arrows Chile Investment Trust*(b)          52,500
    16,000  Genesis Chile Fund                             484,000
                                                      ------------
                                                           536,500
                                                      ------------
            CHINA -- 1.8%
    85,000  Templeton Dragon Fund                          744,600
                                                      ------------

            EUROPE -- 2.1%
   200,000  Advance Developing Markets Trust plc*          343,853
   270,000  Baring Emerging Europe Trust plc*              513,000
                                                      ------------
                                                           856,853
                                                      ------------

            GENERAL EMERGING MARKETS -- 2.0%
     6,300  Eastern European Trust plc                      50,945
   450,000  Foreign & Colonial Emerging Markets plc*       373,386
   250,000  Templeton Emerging Markets Investment
               Trust plc                                   397,294
                                                      ------------
                                                           821,625
                                                      ------------

            GREECE -- 0.8%
   130,600  Greek Progress Fund SA                         323,939
                                                      ------------

            INDIA -- 1.6%
    35,040  India Investment Fund, Inc.                    292,584
    31,280  UTI India IT Fund*                             370,668
                                                      ------------
                                                           663,252
                                                      ------------
            LATIN AMERICA -- 5.0%
   462,500  F&C Latin American Investment Trust*           860,250
    34,222  Latin America Equity Fund, Inc.                455,153
   650,000  Morgan Grenfell Latin American Trust plc       692,451
                                                      ------------
                                                         2,007,854
                                                      ------------

            LEBANON -- 0.1%
     6,400  Lebanon Holdings*                               35,200
                                                      ------------

            MALAYSIA -- 0.6%
    13,100  Genesis Malaysia Maju Offshore Fund*      $    219,425
                                                      ------------

            PHILIPPINES -- 0.4%
    40,000  Jardine Fleming Philippines Fund, Inc.*        150,000
                                                      ------------

            RUSSIA -- 1.2%
    39,200  Fleming Russia Securities Fund Offshore
               Fund*                                       490,000
                                                      ------------

            SOUTH AFRICA -- 2.7%
 1,020,000  Old Mutual South Africa Trust plc            1,104,547
                                                      ------------

            SOUTH KOREA -- 3.1%
       275  Korea Asia Fund*(a)                                  0
   200,000  Korean Investment Fund*                      1,254,000
                                                      ------------
                                                         1,254,000
                                                      ------------

            TAIWAN -- 2.4%
        55  Lucky Dragon Fund                              770,000
        48  Taipei Fund*                                   193,440
                                                      ------------
                                                           963,440
                                                      ------------

            THAILAND -- 0.2%
    12,200  Siam Investment Fund LP*(c)                     61,000
                                                      ------------
            Total Commingled Investment Vehicles
               (Cost $13,591,762)                       11,770,183
                                                      ------------

            LIMITED PARTNERSHIPS -- 13.1%
            Everest Capital Frontier Ltd., LP*(a)(c)     2,440,134
            Explorador Fund, LP*(a)(c)                   2,630,607
            New Century Holdings XI, LP*(a)(c)             257,865
                                                      ------------
            Total Limited Partnerships
               (Cost $7,200,000)                         5,328,606
                                                      ------------

            PREFERRED STOCKS -- 4.5%

            BRAZIL -- 4.1%
 4,900,000  Banco Nacional SA*(a)(b)                             0
   401,997  Celular CRT Participacoes SA, A Shares*        166,229
 8,000,000  Cia Energetica de Minas Gerais                  95,259
 2,470,000  Cia Energetica do Brasilia                      45,999
 1,368,666  Cia Energetica do Brasilia, Class B             18,964
   512,000  Cia Tecidos Norte de Mina                       30,589
 2,026,000  Duratex SA                                      38,160
 3,730,000  Eletropaulo Metropolitana - Eletricidade
               de Sao Paulo SA                             119,515
   319,000  Empresa Brasileira de Compressores SA          122,931
    83,000  Industrian Klabin de Papel e Celulose SA        30,907
   294,781  Itausa - Investimentos                         265,488
    52,100  Marcopolo SA                                    62,263
 4,100,000  Metalurgica Gerdau SA                           54,146
    17,490  Petroleo Brasileiro SA                         406,674
 7,547,000  Tele Centro Sul                                 62,742
 7,575,800  Tele Norte Leste Participacoes SA*             116,122
 3,122,323  Telecomunicacoes do Parana SA - Telepar         18,522
                                                      ------------
                                                         1,654,510
                                                      ------------

            RUSSIA -- 0.4%
    12,100  Surgutneftegaz - ADR*                          154,759
                                                      ------------
            Total Preferred Stocks
               (Cost $2,116,429)                         1,809,269
                                                      ------------

--------------------------------------------------------------------------------

  TIFF EMERGING MARKETS FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30,
                                      2001



  NUMBER                                         EXPIRATION
OF SHARES                                           DATE       VALUE +


            RIGHTS -- 0.0%

            INDONESIA -- 0.0%
 2,076,000  PT Lippo Bank Certificate of
               Entitlement*(a)                    04/08/02   $          0
                                                             ------------

            THAILAND -- 0.0%
    73,357  TelecomAsia plc*(a)                        TBA          5,463
                                                             ------------
            Total Rights
               (Cost $47,978)                                       5,463
                                                             ------------

            WARRANTS -- 0.0%
    39,410  Land & House Public Co. Ltd.
               (Thailand)*(a)                     05/10/08              0
    18,080  PT Indah Kiat Pulp & Paper Corp.
               (Indonesia)*                       07/11/02             40
 2,076,000  PT Lippo Bank (Indonesia)*(a)         04/15/02              0
    73,000  Siam Commercial Bank (Thailand)*      05/10/02          4,192
     1,225  Thai Farmers Bank (Thailand)*         09/15/02             41
                                                             ------------
            Total Warrants
               (Cost $14,431)                                       4,273
                                                             ------------




 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE


             SHORT-TERM INVESTMENTS -- 7.6%

             REPURCHASE AGREEMENT -- 7.6%
 $3,075,975  Investors Bank & Trust Co. --
                Repurchase Agreement, issued 06/29/01 (proceeds at
                maturity $3,076,765) (Collateralized by $3,152,316
                FNMA ARM, 8.10%, due 08/01/27, with a market value
                of $3,229,879)
                (Cost $3,075,975)             3.080%     07/02/01     3,075,975
                                                                    -----------
             Total Investments -- 100.6%
                (Cost $47,788,030)                                   40,745,406
             Liabilities in Excess of Other
                Assets -- (0.6%)                                       (249,432)
                                                                    -----------
             NET ASSETS -- 100.0%                                   $40,495,974
                                                                    ===========




SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL MARKET VALUE):


Basic Industries                                             2.3%
Consumer Cyclical                                            5.8
Consumer Non-Cyclical                                        0.2
Diversified Investment Vehicles                             20.2
Energy                                                       4.1
Financial Services                                          19.5
Industrial                                                   5.5
Limited Partnerships                                        13.2
Metals and Mining                                            2.4
Repurchase Agreements                                        7.5
Technology                                                   8.6
Transportation                                               1.1
Utilities                                                    9.6
                                                           -----
                                                           100.0%
                                                           =====



ADR  American Depositary Receipt
ARM  Adjustable Rate Mortgage
FNMA Federal National Mortgage Association
GDR  Global Depositary Receipt
  *  Non-income producing security
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2001, the aggregate market value of these securities was $284,796 or 0.70% of net assets.
  +  See Note 2 to the Financial Statements.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Security in liquidation.
(c)  Restricted security

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2001



  NUMBER
OF SHARES                                               VALUE +


            COMMON STOCKS -- 94.9%
            ADVERTISING -- 0.1%
     3,200  Omnicom Group, Inc.                           $275,200
                                                      ------------

            AEROSPACE AND DEFENSE -- 2.3%
    61,500  AAR Corp.                                    1,051,650
    33,400  Boeing Co.                                   1,857,040
     7,400  General Dynamics                               575,794
     6,200  Honeywell International, Inc.                  216,938
    14,100  Lockheed Martin Corp.                          522,405
     1,200  Northrop Grumman Corp.                          96,120
     8,300  Textron, Inc.                                  456,832
     5,500  United Technologies Corp.                      402,930
                                                      ------------
                                                         5,179,709
                                                      ------------

            APPAREL RETAILERS -- 0.3%
    11,300  Kohl's Corp.*                                  708,849
                                                      ------------

            AUTOMOTIVE -- 1.8%
    80,600  Exide Corp.                                    926,900
    22,500  Ford Motor Co.                                 552,375
    27,900  General Motors Corp.                         1,795,365
     6,400  Harley-Davidson, Inc.                          301,312
    42,700  The Pep Boys - Manny, Moe & Jack               479,521
                                                      ------------
                                                         4,055,473
                                                      ------------
            BANKING -- 6.5%
    52,800  Bank of America Corp.                        3,169,584
    28,500  Chittenden Corp.                               959,025
    31,395  Downey Financial Corp.                       1,483,728
    31,200  First Union Corp.                            1,090,128
     5,700  FleetBoston Financial Corp.                    224,865
    31,329  Hudson United Bancorp                          798,890
    45,450  JP Morgan Chase & Co., Inc.                  2,027,070
     6,500  National City Corp.                            200,070
    45,271  National Commerce Financial Corp.            1,103,254
    46,200  North Valley Bancorp                           651,420
    32,000  People's Bank                                  745,920
    18,800  SouthTrust Corp.                               488,800
    26,000  The South Financial Group                      490,880
    20,800  U.S. Bancorp                                   474,032
    12,400  Wilmington Trust Corp.                         776,860
                                                      ------------
                                                        14,684,526
                                                      ------------

            BEVERAGES, FOOD, AND TOBACCO -- 4.3%
     2,800  American Italian Pasta Co., Class A*           129,920
     5,000  Anheuser-Busch Companies, Inc.                 206,000
    16,300  Campbell Soup Co.                              419,725
    13,200  Coca-Cola Co.                                  594,000
    27,300  Coors (Adolph), Class B                      1,369,914
   400,000  DB Group Ltd. (New Zealand)                    851,922
    10,800  General Mills, Inc.                            472,824
     1,000  Hain Celestial Group, Inc.*                     22,000
    34,600  Pepsico, Inc.                                1,529,320
    28,800  Philip Morris Companies, Inc.                1,461,600
    77,400  Ralcorp Holdings, Inc.*                      1,450,476
    19,900  Sara Lee Corp.                                 376,906
     3,000  Smithfield Foods, Inc.*                        120,900
    30,300  Sysco Corp.                                    822,645
                                                      ------------
                                                         9,828,152
                                                      ------------
            BUILDING MATERIALS -- 0.1%
     3,000  Lowe's Companies, Inc.                        $217,650
                                                      ------------

            CHEMICALS -- 0.6%
    11,900  Air Products & Chemicals, Inc.                 544,425
    60,000  Brancote Holdings plc (United Kingdom)*        137,541
    60,000  HPD Exploration*(a)                              5,063
     1,800  Pharmacia Corp.                                 82,710
     3,800  PPG Industries, Inc.                           199,766
    11,950  Scotts Co., Class A*                           495,328
                                                      ------------
                                                         1,464,833
                                                      ------------

            COMMERCIAL SERVICES -- 3.0%
    11,700  Arbitron, Inc.*                                281,970
    15,700  Cendant Corp.*                                 306,150
     4,100  Dyax Corp.*                                     77,900
    51,200  Exponent, Inc.*                                551,936
    59,300  Gartner Group, Inc., Class A*                  652,300
   104,700  Gartner Group, Inc., Class B*                  963,240
    37,000  Genencor International, Inc.*                  587,930
   113,200  iPrint.com, Inc.*                               72,448
    37,950  ITT Educational Services, Inc.*              1,707,750
    50,292  Pittston Brink's Group                       1,121,009
     5,000  Viad Corp.                                     132,000
    11,500  Waste Management, Inc.                         354,430
                                                      ------------
                                                         6,809,063
                                                      ------------

            COMMUNICATIONS -- 2.3%
    34,700  ADC Telecommunications, Inc.*                  229,020
    16,000  CIENA Corp.*                                   608,000
    27,300  Corning, Inc.                                  456,183
     9,900  Juniper Networks, Inc.*                        307,890
    24,700  Nokia Corp. - ADR                              544,388
     3,500  Tellabs, Inc.*                                  67,830
    55,900  Verizon Communications Corp.                 2,990,650
                                                      ------------
                                                         5,203,961
                                                      ------------

            COMPUTER SOFTWARE AND PROCESSING -- 9.6%
     2,600  Activision, Inc.*                              102,050
    18,600  Adobe Systems, Inc.                            874,200
    58,800  AOL Time Warner, Inc.*                       3,116,400
     7,500  Automatic Data Processing, Inc.                372,750
    10,000  Avant! Corp.*                                  133,000
    11,500  BEA Systems, Inc.*                             353,165
     9,100  BMC Software, Inc.*                            205,114
     7,300  Brocade Communications Systems, Inc.*          321,127
    12,100  Cadence Design Systems, Inc.*                  225,423
    50,000  C-Bridge Internet Solutions, Inc.*              82,500
    18,200  Ceridian Corp.*                                348,894
    49,200  ClickAction, Inc.*(a)                          100,860
    16,100  Computer Associates International, Inc.        579,600
     6,500  Cysive, Inc.*                                   20,605
     5,100  Electronic Arts, Inc.*                         295,290
    22,500  Electronic Data Systems Corp.                1,406,250
   112,900  eXcelon Corp.*                                 165,963
     3,200  First Data Corp.                               205,600
    12,500  i2 Technologies, Inc.*                         247,500
     7,200  IMS Health, Inc.                               205,200
     3,000  IntelliCorp, Inc.*                               3,300
       330  Lion Bioscience AG - ADR*                        8,844
    88,500  Microsoft Corp.*                             6,460,500
    33,400  Oracle Corp.*                                  634,600
    66,800  Preview Systems, Inc.*                         230,460

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2001


  NUMBER
OF SHARES                                               VALUE +

     6,100  Siebel Systems, Inc.*                     $    286,090
     7,800  Sungard Data Systems, Inc.*                    234,078
   217,500  Tumbleweed Communications Corp.*               824,325
    83,200  Unify Corp.*                                    12,480
    41,500  Unigraphics Solutions, Inc.*                 1,317,625
    29,500  Unisys Corp.*                                  433,945
    71,400  ValiCert, Inc.*                                222,768
     5,900  VeriSign, Inc.*                                354,059
    18,700  VERITAS Software Corp.*                      1,244,111
    66,500  Vicinity Corp.*                                114,380
     4,700  Yahoo!, Inc.*                                   93,953
                                                      ------------
                                                        21,837,009
                                                      ------------

            COMPUTERS AND INFORMATION -- 3.6%
   126,700  Bull Run Corp.*                                164,710
     9,500  Check Point Software Technologies Ltd.*        480,415
   135,200  Cisco Systems, Inc.*                         2,460,640
    26,000  Compaq Computer Corp.                          402,740
    32,500  Dell Computer Corp.*                           849,875
    25,000  EMC Corp.*                                     726,250
     7,400  Hewlett-Packard Co.                            211,640
    22,000  International Business Machines Corp.        2,486,750
    46,900  Navidec, Inc.*                                  48,307
     1,600  ScanSource, Inc.*                               75,872
    23,300  Sun Microsystems, Inc.*                        366,276
                                                      ------------
                                                         8,273,475
                                                      ------------

            COSMETICS AND PERSONAL CARE -- 1.6%
    17,500  Colgate-Palmolive Co.                        1,032,325
   178,700  Playtex Products, Inc.*                      1,912,090
    11,500  Procter & Gamble Co.                           733,700
                                                      ------------
                                                         3,678,115
                                                      ------------

            DISTRIBUTION AND WHOLESALE -- 0.0%
    60,200  Valley Media, Inc.*                             96,922
                                                      ------------
            DIVERSIFIED -- 5.7%
        15  Berkshire Hathaway Inc., Class A*            1,041,000
   137,500  General Electric Co.                         6,703,125
     3,900  GenTek, Inc.                                    20,670
    70,600  Tredegar Corp.                               1,351,990
    41,600  Tyco International Ltd.                      2,267,200
   134,800  Walter Industries, Inc.                      1,604,120
                                                      ------------
                                                        12,988,105
                                                      ------------
            ELECTRIC UTILITIES -- 2.0%
    12,100  Calpine Corp.*                                 457,380
     5,200  Consolidated Edison, Inc.                      206,960
    12,900  Entergy Corp.                                  495,231
    64,100  OGE Energy Corp.                             1,449,301
     4,400  PPL Corp.                                      242,000
    11,700  Reliant Energy, Inc.                           376,857
    26,500  Sempra Energy                                  724,510
    12,700  TXU Corp.                                      612,013
                                                      ------------
                                                         4,564,252
                                                      ------------
            ELECTRICAL EQUIPMENT -- 0.9%
     6,800  Emerson Electric Co.                           411,400
    24,100  Linear Technology Corp.                      1,065,702
    23,400  Rayovac Corp.*                                 498,420
                                                      ------------
                                                         1,975,522
                                                      ------------
            ELECTRONICS -- 4.9%
    10,700  Amphenol Corp., Class A*                       428,535
    13,700  Belden, Inc.                              $    366,475
    62,000  Checkpoint Systems, Inc.*                    1,103,600
    92,933  Conductus, Inc.*                               479,534
    15,100  General Motors Corp., Class H*                 305,775
    86,800  Intel Corp.                                  2,538,900
    12,800  International Rectifier Corp.*                 436,480
    36,200  JDS Uniphase Corp.*                            461,550
    68,700  KEMET Corp.*                                 1,360,947
     4,200  KLA-Tencor Corp.*                              245,574
    10,400  Maxim Intergrated Products, Inc.*              459,784
     1,000  Novellus Systems, Inc.*                         56,790
     7,500  Raytheon Co.*                                  199,125
    52,000  Rogers Corp.*                                1,378,000
    71,600  Sensormatic Electronics Corp.*               1,217,200
                                                      ------------
                                                        11,038,269
                                                      ------------

            ENTERTAINMENT AND LEISURE -- 1.1%
    35,500  AT&T Corp. - Liberty Media Corp., Class
               A*                                          620,895
     9,700  Carnival Corp.                                 297,790
    11,500  Eastman Kodak Co.                              536,820
    33,300  Walt Disney Co.                                962,037
                                                      ------------
                                                         2,417,542
                                                      ------------

            FINANCIAL SERVICES -- 4.7%
    67,966  Citigroup, Inc.                              3,591,323
    18,200  Fannie Mae                                   1,549,730
    10,900  Freddie Mac                                    763,000
     8,000  Golden West Financial Corp.                    513,920
     8,100  Household International, Inc.                  540,270
     9,300  Lehman Brothers Holdings, Inc.                 723,075
    20,100  MBNA Corp.                                     662,295
    14,300  Merrill Lynch & Co.                            847,275
    11,300  Morgan Stanley Dean Witter & Co.               725,799
    16,800  Washington Mutual, Inc.                        630,840
                                                      ------------
                                                        10,547,527
                                                      ------------

            FOOD RETAILERS -- 0.4%
    10,400  Albertson's, Inc.                              311,896
    24,600  Kroger Co.*                                    615,000
                                                      ------------
                                                           926,896
                                                      ------------

            FOREST PRODUCTS AND PAPER -- 0.3%
     5,100  Buckeye Technologies, Inc.*                     73,440
    10,200  Georgia-Pacific Group                          345,270
     6,500  Kimberly-Clark Corp.                           363,350
                                                      ------------
                                                           782,060
                                                      ------------

            HEALTHCARE PROVIDERS -- 1.2%
     9,500  Tenet Healthcare Corp.*                        490,105
    47,000  Universal Health Services, Inc., Class
               B*                                        2,138,500
                                                      ------------
                                                         2,628,605
                                                      ------------

            HEAVY MACHINERY -- 0.4%
    11,500  Caterpillar, Inc.                              575,575
    10,000  Ingersoll-Rand Co.                             412,000
                                                      ------------
                                                           987,575
                                                      ------------

            HOME CONSTRUCTION, FURNISHINGS, AND APPLIANCES -- 0.1%
     5,200  KB Home                                        156,884
     2,100  Whirlpool Corp.                                131,250
                                                      ------------
                                                           288,134
                                                      ------------

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2001


  NUMBER
OF SHARES                                               VALUE +

            HOUSEHOLD PRODUCTS -- 0.2%
    14,800  Energizer Holdings, Inc.*                     $339,660
                                                      ------------

            INSURANCE -- 6.3%
    22,200  Allstate Corp.                                 976,578
     9,700  Ambac Financial Group, Inc.                    564,540
     4,700  American General Corp.                         218,315
    33,962  American International Group, Inc.           2,920,732
    14,200  CIGNA Corp.                                  1,360,644
    11,900  CNA Financial Corp.*                           469,455
    82,700  CNA Surety Corp.                             1,157,800
     4,200  Fidelity National Financial, Inc.              103,194
    36,500  Hilb, Rogal & Hamilton Co.                   1,596,875
    21,300  Loews Corp.                                  1,372,359
     4,500  Marsh & McLennan Companies, Inc.               454,500
     3,100  The PMI Group, Inc.                            222,146
     3,500  The Progressive Corp.                          473,165
     5,900  The St. Paul Cos., Inc.                        299,071
    24,900  United Health Group, Inc.                    1,537,575
     6,000  Xl Capital Ltd., Class A                       492,600
                                                      ------------
                                                        14,219,549
                                                      ------------

            MEDIA - BROADCASTING AND PUBLISHING -- 2.7%
     5,800  Gannett Co., Inc.                              382,220
    76,400  Gray Communications Systems, Inc., Class
               B                                         1,153,640
    41,000  Insight Communications Co., Inc.*            1,025,000
    51,900  Journal Register Co.*                          835,590
     7,900  McGraw-Hill Companies, Inc.                    522,585
    10,900  New York Times Co.                             457,800
   119,500  Primedia, Inc.*                                811,405
    18,100  USA Networks, Inc.*                            510,239
     8,500  Viacom, Inc., Class B*                         439,875
                                                      ------------
                                                         6,138,354
                                                      ------------
            MEDICAL SUPPLIES -- 3.6%
    51,400  ArthoCare Corp.*                             1,344,110
    10,000  Baxter International, Inc.                     505,000
     6,700  Biosite Diagnostics, Inc.*                     300,160
    10,900  Boston Scientific Corp.*                       185,300
     4,000  Fischer Imaging Corp.*                          23,200
    67,600  Johnson & Johnson                            3,380,000
    21,500  Medtronic, Inc.                                989,215
     4,800  North American Scientific, Inc.*                69,600
    50,800  Owens & Minor, Inc.                            965,200
    87,500  Strategic Diagnostics, Inc.*                   293,125
                                                      ------------
                                                         8,054,910
                                                      ------------

            METALS AND MINING -- 0.7%
    10,100  Alcan Aluminum Ltd.                            424,402
    12,900  Alcoa, Inc.                                    508,260
    34,700  Corner Bay Minerals, Inc.*                      36,584
    34,100  North American Palladium Ltd.*                 271,095
    35,000  Pacific Rim Mining Corp. (144A)*(a){::}          5,189
    17,500  Pacific Rim Mining Corp. (144A)*(a){::}              0
    14,700  Stillwater Mining Co.*                         429,975
                                                      ------------
                                                         1,675,505
                                                      ------------

            OIL AND GAS -- 4.9%
     5,800  Amerada Hess Corp.                             468,640
    15,000  Anadarko Petroleum Corp.                       810,450
     5,600  Apache Corp.                                   284,200
    18,600  Conoco Inc., Class B                           537,540
    19,600  Encore Acquisition Co.*                        225,400
    14,000  Enron Corp.                                   $686,000
    36,632  Exxon Capital Corp.                          3,199,805
    19,300  Imperial Oil Ltd.                              496,975
    43,700  Occidental Petroleum Corp.                   1,161,983
    84,700  Pennzoil-Quaker State Co.                      948,640
    10,500  Schlumberger Ltd.                              552,825
    16,200  Tom Brown, Inc.*                               388,800
     9,500  Transocean Sedco Forex, Inc.                   391,875
    33,000  USX-Marathon Group                             973,830
                                                      ------------
                                                        11,126,963
                                                      ------------

            PHARMACEUTICALS -- 7.1%
    10,800  Abbott Laboratories                            518,508
    23,000  Amgen, Inc.*                                 1,395,640
     6,300  Arena Pharmaceuticals, Inc.*                   192,087
    35,000  Bristol-Myers Squibb Co.                     1,830,500
     2,750  Cardinal Health, Inc.                          189,750
     4,700  Chiron Corp.*                                  239,700
     9,500  Elan Corp. plc - ADR*                          579,500
    14,800  Eli Lilly & Co.                              1,095,200
    21,100  Embrex, Inc.*                                  328,316
    17,000  Genzyme Corp.*                               1,037,000
     3,000  Human Genome Sciences, Inc.*                   180,750
    16,000  McKesson HBOC, Inc.                            593,920
     7,000  MedImmune, Inc.*                               330,400
    49,200  Merck & Co., Inc.                            3,144,372
    89,625  Pfizer, Inc.                                 3,589,481
   269,200  PharmChem Laboratories, Inc.*                  804,908
     3,400  Titan Pharmaceuticals, Inc.*                   102,034
                                                      ------------
                                                        16,152,066
                                                      ------------

            REAL ESTATE -- 0.8%
     7,600  Centex Corp.                                   309,700
    39,000  Post Properties, Inc.                        1,476,150
                                                      ------------
                                                         1,785,850
                                                      ------------

            RESTAURANTS -- 1.1%
    56,500  Papa John's International, Inc.*             1,432,275
    65,000  Ruby Tuesday, Inc.                           1,111,500
                                                      ------------
                                                         2,543,775
                                                      ------------

            RETAILERS -- 3.7%
    75,125  Big Lots, Inc.*                              1,027,710
    21,300  Federated Department Stores*                   905,250
    55,300  Geerlings & Wade, Inc.*                         88,480
    30,300  Home Depot, Inc.                             1,410,465
    14,100  May Department Stores Co.                      483,066
    17,500  Sears, Roebuck and Co.                         740,425
    13,900  Staples, Inc.*                                 222,261
    44,100  Target Corp.                                 1,525,860
    15,500  TJX Companies, Inc.                            493,985
    15,500  Walgreen Co.                                   529,325
    17,500  Wal-Mart Stores, Inc.                          854,000
                                                      ------------
                                                         8,280,827
                                                      ------------

            TELEPHONE SYSTEMS -- 3.2%
    11,200  AT&T Corp.                                     246,400
    39,500  AT&T Wireless Group*                           645,825
    17,700  BCE, Inc.                                      465,510
    56,600  BellSouth Corp.                              2,279,282
    46,000  Global Crossing Ltd.*                          397,440
     5,533  Qwest Communications International, Inc.       176,337
    46,642  SBC Communications, Inc.                     1,868,479

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2001


  NUMBER
OF SHARES                                               VALUE +

    25,900  Vodafone Group plc - Sponsored ADR            $578,865
    45,100  WorldCom, Inc.*                                640,420
       328  WorldCom, Inc. - MCI Group*                      5,281
                                                      ------------
                                                         7,303,839
                                                      ------------
            TEXTILES, CLOTHING, AND FABRICS -- 0.1%
     9,040  Albany International Corp.*                    170,856
   104,800  WestPoint Stevens, Inc.                        144,624
                                                      ------------
                                                           315,480
                                                      ------------
            TRANSPORTATION -- 2.7%
    13,100  Canadian Pacific Ltd.                          507,625
    35,000  CNF Transportation, Inc.                       988,750
    41,800  EGL, Inc.*                                     729,828
     4,400  Tidewater, Inc.                                165,880
     8,200  United Parcel Service, Inc.                    473,960
   105,500  Wabtec Corp.                                 1,582,500
    32,500  XTRA Corp.*                                  1,612,000
                                                      ------------
                                                         6,060,543
                                                      ------------
            Total Common Stocks
               (Cost $207,340,321)                     215,454,745
                                                      ------------
            LIMITED PARTNERSHIPS -- 0.7%
            Gotham Partners*(a)(b)
               (Cost $1,036,488)                         1,577,835
                                                      ------------

            PREFERRED STOCKS -- 0.0%
     6,000  ClickAction, Inc.(a)
               (Cost $127,500)                               9,225
                                                      ------------




                                             EXPIRATION
                                                DATE

        WARRANTS -- 0.0%
  600   ClickAction, Inc.*(a)                 03/15/03           0
20,000  Conductus, Inc.*(a)                   09/20/03      49,200
                                                        ----------
        Total Warrants
           (Cost $0)                                        49,200
                                                        ----------




 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE        VALUE +


             SHORT-TERM INVESTMENTS -- 4.3%

             REPURCHASE AGREEMENT -- 3.9%
 $8,878,239  Investors Bank & Trust Co. --
                Repurchase Agreement, issued 06/29/01 (proceeds at
                maturity $8,880,518) (Collateralized by $610,540
                FHLMC ARM, 6.50%, due 10/25/28, with a market
                value of $612,884 and $8,556,364 FHLMC ARM, 7.56%,
                due 06/01/24, with market value of $8,709,266.)
                (Cost $8,878,239)             3.080%     07/02/01      8,878,239
                                                                    ------------



             US TREASURY SECURITY -- 0.4%#
   $800,000  US Treasury Bill+
                (Cost $793,354)               3.559%     09/27/01       $793,117
                                                                    ------------
             Total Short-Term Investments
                (Cost $9,671,593)                                      9,671,356
                                                                    ------------
             Total Investments -- 99.9%
                (Cost $218,175,902)                                  226,762,361
             Other Assets in Excess of
                Liabilities -- 0.1%                                      234,332
                                                                    ------------
             NET ASSETS -- 100.0%                                   $226,996,693
                                                                    ============




 NUMBER
OF SHARES


           SHORT PORTFOLIO -- (0.2%)

           COMMUNICATIONS -- (0.0%)
     600   Videolan Technologies, Inc.*                     (1)
                                                     ---------

           COMPUTER SOFTWARE AND PROCESSING -- (0.1%)
   6,300   Sapient Corp.                               (61,425)
   7,100   Vignette Corp.                              (62,977)
                                                     ---------
                                                      (124,402)
                                                     ---------

           MEDICAL SUPPLIES -- (0.1%)
  50,000   Celsion Corp.                               (30,000)
  20,500   Oratec Interventions, Inc.                 (190,035)
                                                     ---------
                                                      (220,035)
                                                     ---------

           METALS -- (0.0%)
   7,000   Hecla Mining Co.                             (8,050)
                                                     ---------

           PHARMACEUTICALS -- (0.0%)
  11,000   Biomira, Inc.                               (79,090)
                                                     ---------
           Total Short Portfolio
              (Proceeds $495,535)                    $(431,578)
                                                     =========



ADR  American Depositary Receipt
ARM  Adjustable Rate Mortgage
FHLMC Federal Home Loan Mortgage Corporation
  *  Non-income producing security
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2001, the aggregate market value of these securities was $5,189 or 0.00% of net assets.
  #  Interest Rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Restricted security

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)           JUNE 30, 2001



 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +


             US TREASURY OBLIGATIONS -- 13.5%
   $270,000  US Treasury Bond                 5.250%   02/15/29      $247,166
    625,000  US Treasury Bond+                6.125%   11/15/27       643,953
    420,000  US Treasury Bond                 6.125%   08/15/29       435,583
    175,000  US Treasury Bond                 6.250%   05/15/30       185,582
  1,970,000  US Treasury Bond                 6.625%   02/15/27     2,158,021
  3,340,000  US Treasury Bond                 8.000%   11/15/21     4,158,534
    650,000  US Treasury Bond                 8.125%   08/15/21       817,857
    570,000  US Treasury Bond                 8.875%   02/15/19       755,049
    835,784  US Treasury Inflationary Index
                Note                          4.250%   01/15/10       884,102
    480,000  US Treasury Note                 4.250%   05/31/03       479,888
  3,450,000  US Treasury Note                 4.625%   05/15/06     3,402,562
  1,380,000  US Treasury Note                 5.000%   02/15/11     1,339,030
    800,000  US Treasury Note                 5.250%   08/15/03       814,362
  7,490,000  US Treasury Strip#               6.440%   02/15/09     4,971,630
  4,070,000  US Treasury Strip#              10.656%   02/15/20     1,317,414
  3,150,000  US Treasury Strip#              11.287%   11/15/21       917,182
                                                                 ------------
             Total US Treasury Obligations
                (Cost $23,463,827)                                 23,527,915
                                                                 ------------

             US GOVERNMENT AGENCY OBLIGATIONS -- MORTGAGE-BACKED -- 50.8%
    590,000  FHLMC                            5.650%   11/15/24       584,649
    575,000  FHLMC                            6.000%   07/15/21       574,155
    625,000  FHLMC                            6.000%   05/15/31       631,055
    595,000  FHLMC                            6.250%   12/15/20       604,651
 10,659,816  FHLMC (IO), Ser. 212, Class IO   6.000%   05/01/31     3,124,094
  1,400,000  FHLMC (IO), Ser. 213, Class IO   6.000%   06/15/31       417,812
    573,041  FHLMC (IO), Ser. 2201, Class I   8.000%   09/15/27        59,264
  5,600,000  FHLMC (PO), Ser. 213, Class PO
                (zero coupon)#                1.679%   06/15/31     3,715,250
  4,800,000  FHLMC (TBA)                      6.000%   07/01/16     4,729,498
 28,600,000  FHLMC (TBA)                      6.000%   08/01/16    28,117,375
    935,000  FHLMC, Ser. 2303, Class CH       6.000%   11/15/22       916,992
    930,000  FHLMC, Ser. 2326, Class QD       5.500%   06/15/31       932,579
    665,000  FHLMC, Ser. 2330, Class PB       5.500%   05/15/31       663,753
    741,000  FNMA                             5.125%   02/13/04       744,507
    725,000  FNMA                             6.000%   05/15/08       729,594
  3,371,705  FNMA                             6.500%   04/01/28     3,331,585
  2,790,078  FNMA                             6.500%   05/01/28     2,756,879
  3,252,000  FNMA                             6.500%   06/01/28     3,213,304
    827,272  FNMA                             7.000%   03/01/24       837,051
  1,400,000  FNMA                             7.250%   01/15/10     1,503,664
  4,293,850  FNMA                             7.500%   03/01/30     4,385,076
    500,351  FNMA                             9.000%   03/01/25       534,171
    400,415  FNMA (IO), Ser. 1997-68, Class
                CI                            8.000%   05/18/27        75,173
    728,957  FNMA (PO), Ser. 1999-52, Class
                OP (zero coupon)#             1.646%   10/25/29       495,843
    410,545  FNMA Strip Trust (IO), Ser.
                301, Class 2                  6.500%   04/01/29       108,868
    969,803  FNMA, Ser. 1996-37, Class B      7.000%   12/25/23       985,191
 $1,102,690  FNMA, Ser. 2000-M2, Class C      7.291%   07/17/22    $1,138,653
    400,456  GNMA                             6.500%   12/15/28       396,769
  2,600,457  GNMA                             6.500%   03/15/29     2,575,110
    272,481  GNMA                             6.500%   04/15/29       269,826
    696,400  GNMA                             6.500%   05/15/29       689,612
  1,532,513  GNMA                             6.500%   05/15/29     1,517,576
  1,935,386  GNMA                             6.500%   06/15/29     1,916,522
    943,798  GNMA                             6.500%   07/15/29       934,599
    857,327  GNMA                             6.500%   08/15/29       848,971
  1,689,381  GNMA                             6.500%   12/15/30     1,672,720
    315,683  GNMA                             7.000%   07/15/23       320,994
    630,947  GNMA                             7.000%   05/15/24       641,357
    739,916  GNMA                             7.000%   06/15/28       747,368
  3,040,495  GNMA                             7.000%   12/15/28     3,070,615
    606,883  GNMA                             7.500%   12/15/25       625,135
    506,770  GNMA                             7.500%   06/15/26       521,825
    475,281  GNMA                             7.500%   07/15/26       489,401
  1,081,707  GNMA                             7.500%   08/15/27     1,113,498
  2,492,137  GNMA                             7.500%   02/15/31     2,556,375
    174,157  GNMA                             9.500%   10/15/24       191,248
    400,000  GNMA (TBA)                       8.000%   07/01/30       414,500
    175,252  GNMA II                          6.125%   12/20/17       179,637
    640,629  GNMA II                          6.375%   01/20/18       651,239
    251,471  GNMA II                          6.625%   08/20/17       258,339
                                                                 ------------
             Total US Government Agency
                Obligations --
                Mortgage-Backed
                (Cost $88,143,540)                                 88,513,922
                                                                 ------------


                                              ISSUE
                                               RATE


             CORPORATE OBLIGATIONS -- 32.5%

             AEROSPACE AND DEFENSE -- 0.6%
    815,000  BAE Systems Asset Trust
                (144A){::}                    7.156%   12/15/11       812,799
    150,000  Lockheed Martin Corp.            7.875%   03/15/23       145,330
                                                                 ------------
                                                                      958,129
                                                                 ------------

             AIRLINES -- 1.0%
    430,000  Continental Airlines             7.033%   06/15/11       435,461
    981,574  Continental Airlines             8.048%   11/01/20     1,038,790
    265,000  United Air Lines                 9.350%   04/07/16       263,079
                                                                 ------------
                                                                    1,737,330
                                                                 ------------

             AUTOMOTIVE -- 0.9%
    475,000  DaimlerChrysler NA               8.500%   01/18/31       501,727
    315,000  Ford Motor Co.                   7.375%   02/01/11       318,048
    870,000  Ford Motor Co.                   7.450%   07/16/31       835,042
                                                                 ------------
                                                                    1,654,817
                                                                 ------------

             BANKING -- 3.6%
    290,000  Bank One Corp.                   6.500%   02/01/06       293,662
    310,000  Bank United Corp.                8.875%   05/01/07       341,143
    335,000  BNP US Funding LLC (144A){::}    7.738%   12/31/49       342,381
  1,325,000  Capital One Bank                 6.875%   02/01/06     1,293,477
    230,000  Dime Bancorp, Inc.               9.000%   12/19/02       238,313
    150,000  First Union Capital, Series A    7.950%   11/15/29       153,313
    500,000  First Union Corp.                6.400%   04/01/08       489,253
  1,490,000  First Union National Bank        7.390%   11/15/09     1,560,270

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)           JUNE 30, 2001


 PRINCIPAL                                    ISSUE    MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

   $250,000  Primedia, Inc.                   7.625%   04/01/08      $225,000
    420,000  Takefuji Corp. (144A){::}        9.200%   04/15/11       433,567
    455,000  Union Planters Corp.             7.750%   03/01/11       469,453
    500,000  Westdeutsche Landesbank NY       6.050%   01/15/09       482,555
                                                                 ------------
                                                                    6,322,387
                                                                 ------------

             BEVERAGES, FOOD, AND TOBACCO -- 0.5%
    195,000  Fosters Brewing Group
                (144A){::}                    6.875%   06/15/11       193,234
    295,000  Kellogg Co.                      6.625%   01/29/04       298,816
    320,000  Pepsi Bottling Holding
                (144A){::}                    5.375%   02/17/04       320,618
                                                                 ------------
                                                                      812,668
                                                                 ------------

             BUILDING MATERIALS -- 0.5%
    900,000  Hanson plc                       7.875%   09/27/10       934,213
                                                                 ------------

             CHEMICALS -- 0.5%
    520,000  Lilly Del Mar, Inc.              7.717%   08/01/29       535,919
    250,000  Lyondell Chemical Co.            9.875%   05/01/07       248,125
                                                                 ------------
                                                                      784,044
                                                                 ------------

             COMMERCIAL SERVICES -- 0.6%
    205,000  Cargill, Inc. (144A){::}         6.250%   05/01/06       204,740
    290,000  ERAC USA Finance Co.             7.350%   06/15/08       287,375
    180,000  Tosco Trust (144A){::}           8.580%   03/01/10       195,117
    220,000  Waste Management, Inc.           7.375%   08/01/10       220,818
    200,000  WMX Technologies                 7.100%   08/01/26       203,783
                                                                 ------------
                                                                    1,111,833
                                                                 ------------

             COMMUNICATIONS -- 0.7%
    135,000  Citizens Communications          9.250%   05/15/11       140,344
    854,672  Jasmine Submarine
                Telecommunications
                (144A){::}                    8.483%   05/30/11       765,795
    325,000  Telus Corp.                      8.000%   06/01/11       332,222
                                                                 ------------
                                                                    1,238,361
                                                                 ------------

             COMPUTERS AND INFORMATION -- 0.0%
     80,000  International Business
                Machines Corp.                6.220%   08/01/27        82,156
                                                                 ------------

             DIVERSIFIED -- 0.3%
    171,000  Edperbrascan Corp.               7.125%   12/16/03       171,323
    365,000  Tyco International Group SA      6.875%   09/05/02       371,415
                                                                 ------------
                                                                      542,738
                                                                 ------------

             ELECTRIC UTILITIES -- 2.0%
    350,000  AES Drax Holdings Ltd.          10.410%   12/31/20       390,443
    150,000  BRL Universal Equipment          8.875%   02/15/08       153,000
    250,000  Calpine Corp.                    8.625%   08/15/10       241,935
    220,000  Dominion Resource Capital
                Trust III                     8.400%   01/15/31       225,726
    155,000  Great Lakes Power, Inc.          8.300%   03/01/05       158,357
    495,000  PSEG Energy Holdings
                (144A){::}                    8.500%   06/15/11       489,654
    778,230  Reliant Energy - Mid Atlantic    9.237%   07/02/17       823,477
    109,928  RGS (AEGCO) Funding Co.          9.810%   12/07/21       125,839
   $235,000  Southern Energy Mid - Atlantic
                (144A){::}                    8.625%   06/30/12      $241,730
    595,000  Southern Energy Mid - Atlantic
                (144A){::}                   10.060%   12/30/28       641,642
                                                                 ------------
                                                                    3,491,803
                                                                 ------------

             ELECTRICAL EQUIPMENT -- 0.1%
    175,000  Dominion Fiber (144A){::}        7.050%   03/15/05       175,956
                                                                 ------------

             ELECTRONICS -- 0.7%
    110,000  Litton Industries, Inc.          6.980%   03/15/36       111,142
  1,100,000  Midwest Generation LLC
                (144A){::}                    8.560%   01/02/16     1,057,818
                                                                 ------------
                                                                    1,168,960
                                                                 ------------

             ENTERTAINMENT AND LEISURE -- 0.3%
    250,000  Park Place Entertainment         7.875%   12/15/05       250,625
    140,000  R & B Falcon Corp.               6.950%   04/15/08       140,477
    105,000  Station Casinos (144A){::}       8.875%   12/01/08       105,000
                                                                 ------------
                                                                      496,102
                                                                 ------------

             FINANCIAL SERVICES -- 7.1%
    275,000  Bombardier Capital, Inc.         6.125%   06/29/06       271,013
    850,000  Cit Group, Inc.                  6.500%   02/07/06       861,361
    480,000  Citigroup, Inc.                  6.500%   01/18/11       476,425
    235,000  Countrywide Capital III          8.050%   06/15/27       233,338
    260,000  Countrywide Home Loans, Inc.     5.250%   06/15/04       257,738
    310,000  FleetBoston Financial Corp.      7.250%   09/15/05       324,882
    315,000  General Electric Capital
                Corp., Ser. MTNA              7.000%   02/03/03       326,266
    610,000  General Motors Accept Corp.      6.750%   01/15/06       619,427
  1,000,000  Household Finance Corp.          6.500%   01/24/06     1,013,496
    384,000  Husky Terra Nova Finance Ltd.    8.450%   02/01/12       409,720
    245,000  KN Capital Trust III             7.630%   04/15/28       222,218
    325,000  Lehman Brothers Holdings, Inc.   6.625%   04/01/04       332,056
     60,000  Lehman Brothers Holdings, Inc.   7.000%   05/15/03        61,918
    600,000  Lehman Brothers Holdings, Inc.   7.750%   01/15/05       631,230
    315,000  Morgan Stanley Dean Witter &
                Co.                           6.100%   04/15/06       314,730
    630,000  Morgan Stanley Dean Witter &
                Co.                           6.750%   04/15/11       625,632
  1,015,000  Natexis Ambs Co. LLC
                (144A){::}                    8.440%   12/29/49     1,045,893
    430,000  Nisource Finance Corp.           7.500%   11/15/03       445,554
    405,000  Petrobras International
                Finance (144A){::}            9.750%   07/06/11       402,165
    260,000  PP&L Capital Funding             7.750%   04/15/05       268,497
    335,000  Telecom New Zealand Finance
                (144A){::}                    6.250%   02/10/03       335,926
    580,000  Textron Financial Corp.          5.950%   03/15/04       583,141
  1,035,000  Tiers-Mir (144A){::}             7.200%   06/15/04     1,029,297
    975,000  US West Capital Funding          6.375%   07/15/08       931,307
    320,000  Washington Mutual Finance        6.250%   05/15/06       321,072
                                                                 ------------
                                                                   12,344,302
                                                                 ------------

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)           JUNE 30, 2001


 PRINCIPAL                                    ISSUE    MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

             FOOD RETAILERS -- 0.4%
   $510,000  Delhaize America, Inc.
                (144A){::}                    7.375%   04/15/06      $523,064
    175,000  Koninklijke Ahold NV             8.620%   01/02/25       182,051
                                                                 ------------
                                                                      705,115
                                                                 ------------

             FOREST PRODUCTS AND PAPER -- 0.6%
  1,000,000  Abitibi-Consolidated, Inc.       8.300%   08/01/05     1,051,774
                                                                 ------------

             HEALTHCARE PROVIDERS -- 0.1%
    195,000  Wellpoint Health Network         6.375%   06/15/06       193,446
                                                                 ------------

             HEAVY MACHINERY -- 0.4%
     75,000  Cummins Engine Co., Inc.         7.125%   03/01/28        57,464
    620,000  Deere & Co.                      7.125%   03/03/31       604,303
                                                                 ------------
                                                                      661,767
                                                                 ------------

             INDUSTRIAL -- 0.2%
    360,000  Yosemite Security Trust I        8.250%   11/15/04       371,110
                                                                 ------------

             INSURANCE -- 2.0%
    230,000  Ace Capital Trust II             9.700%   04/01/30       264,006
    710,000  AFC Capital Trust I              8.207%   02/03/27       701,848
    240,000  Anthem Insurance (144A){::}      9.000%   04/01/27       222,750
    180,000  Anthem Insurance (144A){::}      9.125%   04/01/10       187,704
    650,000  AXA Financial, Inc.              7.750%   08/01/10       692,108
    365,000  Berkeley Capital Trust           8.197%   12/15/45       293,718
    115,000  Fairfax Financial Holdings
                Ltd.                          7.375%   04/15/18        77,584
    225,000  Fairfax Financial Holdings
                Ltd.                          7.750%   07/15/37       147,827
    345,000  Fairfax Financial Holdings
                Ltd.                          8.250%   10/01/15       268,551
    275,000  Fairfax Financial Holdings
                Ltd.                          8.300%   04/15/26       196,683
    175,000  Florida Windstorm Underwriting   6.500%   08/25/02       177,726
    270,000  MMI Capital Trust I              7.625%   12/15/27       257,070
                                                                 ------------
                                                                    3,487,575
                                                                 ------------

             LODGING -- 0.7%
    150,000  Felcor Lodging                   9.500%   09/15/08       150,750
    340,000  Harrahs Operating Co., Inc.      7.125%   06/01/07       336,900
    810,000  Hilton Hotels Corp.              7.625%   05/15/08       789,963
                                                                 ------------
                                                                    1,277,613
                                                                 ------------

             MEDIA - BROADCASTING AND PUBLISHING -- 2.1%
    130,000  AOL Time Warner, Inc.            6.125%   04/15/06       130,055
    290,000  AOL Time Warner, Inc.            7.625%   04/15/31       291,116
    150,000  Century Communications (zero
                coupon)#                     11.530%   03/15/03       124,500
    350,000  Clear Channel Communication,
                Inc.                          7.250%   09/15/03       361,651
    950,000  Clear Channel Communication,
                Inc.                          7.875%   06/15/05       997,797
    200,000  Hollinger International
                Publishing, Inc.              8.625%   03/15/05       201,000
  1,000,000  News America, Inc.               6.625%   01/09/08       977,334
   $190,000  News America, Inc. (144A){::}    6.750%   01/09/38      $182,543
    380,000  Viacom, Inc.                     6.625%   05/15/11       372,048
                                                                 ------------
                                                                    3,638,044
                                                                 ------------

             MEDICAL SUPPLIES -- 0.2%
    250,000  Owens & Minor                   10.875%   06/01/06       263,750
                                                                 ------------

             METALS AND MINING -- 0.7%
    100,000  California Steel Industries      8.500%   04/01/09        88,000
    260,000  CMS Panhandle Holding Co.        6.125%   03/15/04       255,645
  1,000,000  El Paso Energy Corp.             6.750%   05/15/09       961,730
                                                                 ------------
                                                                    1,305,375
                                                                 ------------

             OIL AND GAS -- 1.4%
    180,000  California Petroleum Transport   8.520%   04/01/15       188,575
    160,000  Canadian Occidental Petroleum    7.125%   02/04/04       164,839
    800,000  Occidental Petroleum             8.450%   02/15/29       886,975
    355,000  Petroleum Geo-Services ASA       7.125%   03/30/28       290,574
    615,000  Phillips 66 Capital Trust II     8.000%   01/15/37       595,001
    195,000  Trans-Canada Pipeline Ltd.       9.875%   01/01/21       239,382
                                                                 ------------
                                                                    2,365,346
                                                                 ------------

             PHARMACEUTICALS -- 0.2%
    460,000  Scotia Pacific Co. LLC           7.710%   01/20/14       344,844
                                                                 ------------

             REAL ESTATE -- 1.0%
  1,100,000  EOP Operating LP                 8.100%   08/01/10     1,162,493
    350,000  HMH Properties                   7.875%   08/01/05       343,000
     50,000  Rouse Co.                        8.500%   01/15/03        51,975
    265,000  Societe Generale Real Estate
                LLC (144A){::}                7.640%   12/29/49       266,258
                                                                 ------------
                                                                    1,823,726
                                                                 ------------

             RETAILERS -- 0.4%
    630,000  Fred Meyer, Inc.                 7.375%   03/01/05       653,391
                                                                 ------------

             TELEPHONE SYSTEMS -- 2.3%
    665,000  AT&T Wireless Services
                (144A){::}                    8.750%   03/01/31       690,885
    270,000  Cable & Wireless Optus Ltd.      8.000%   06/22/10       288,342
    160,000  Qwest Capital Funding            6.500%   11/15/18       138,722
    165,000  Qwest Capital Funding            6.875%   07/15/28       145,270
    175,000  Qwest Capital Funding            7.900%   08/15/10       180,793
    230,000  Sprint Capital Corp.             5.700%   11/15/03       229,253
     25,000  Sprint Capital Corp.             7.625%   01/30/11        24,805
    360,000  Teleglobe, Inc.                  7.700%   07/20/29       346,659
    485,000  WorldCom, Inc.                   6.400%   08/15/05       475,764
  1,510,000  WorldCom, Inc.                   8.250%   05/15/31     1,481,100
                                                                 ------------
                                                                    4,001,593
                                                                 ------------

             TRANSPORTATION -- 0.4%
    740,000  Windsor Petroleum
                Transportation (144A){::}     7.840%   01/15/21       662,196
                                                                 ------------
             Total Corporate Obligations
                (Cost $56,040,940)                                 56,662,464
                                                                 ------------

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)           JUNE 30, 2001


 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +


             ASSET-BACKED SECURITIES -- 14.8%
   $288,871  Advanta Mortgage Loan Trust,
                Ser. 1997-1, Class B1F        8.150%   05/25/27      $294,368
    658,779  Amresco Mortgage Loan Trust,
                Ser. 1997-1, Class B1F        7.915%   03/25/27       663,460
  1,226,905  Amresco Residential Securities
                Mortgage Loan, Ser. 1997-1,
                Class A8                      7.240%   03/25/27     1,262,917
    880,000  Asset Securitization Corp.,
                Ser. 1996-MD6, Class A1B      6.880%   11/13/26       905,165
    417,245  Banco de Credito
                Securitization SA,
                Ser. 2001-1, Class AF         8.000%   05/31/10       386,473
  1,250,000  Chase Credit Card Master
                Trust, Ser. 1999-3,
                Class A                       6.660%   01/15/07     1,296,479
    800,000  Cityscape Home Equity Loan
                Trust, Ser. 1996-3,
                Class A8                      7.650%   09/25/25       831,357
    760,000  Contimortage Home Equity Loan
                Trust, Ser. 1999-3, Class
                A4                            7.120%   01/25/25       780,640
    811,290  EQCC Home Equity Loan Trust,
                Ser. 1993-3, Class A7F        7.448%   08/25/30       838,970
    777,795  Falcon Franchise Loan LLC,
                Ser. 2000-1, Class A1         7.382%   10/05/10       815,416
  2,500,000  First Union Lehman Brothers
                Bank of America,
                Ser. 1998-C2, Class A2        6.560%   11/18/08     2,518,675
  2,000,000  GMAC Commercial Mortgage
                Securities, Inc., Ser.
                1998-C2, Class A2             6.420%   08/15/08     1,991,506
  1,375,000  Green Tree Financial Corp.,
                Ser. 1999-2, Class A4         6.480%   12/01/30     1,317,830
  1,100,000  MBNA Master Credit Card Trust,
                Ser. 2000-A, Class A          7.350%   07/16/07     1,164,063
    829,382  New Century Home Equity Loan
                Trust, Ser. 1999-NCB,
                Class A7                      7.540%   06/25/29       859,231
  5,000,000  Nomura Asset Securities Corp.,
                Ser. 1998-D, Class A          6.590%   03/17/28     5,050,665
    845,778  Northwest Airlines plc, Ser.
                2000-1                        8.072%   10/01/19       899,231
  1,609,334  Norwest Asset Securities
                Corp., Ser. 1998-33, Class
                A3                            6.000%   01/25/29     1,412,029
    370,000  UCFC Home Equity Loan, Ser.
                1997-A1, Class A6             7.435%   11/25/24       382,611
  1,480,000  UCFC Home Equity Loan, Ser.
                1997-C, Class A               6.280%   02/15/27     1,447,185
    618,373  UCFC Home Equity Loan, Ser.
                1997-C, Class A7              6.845%   01/15/29       632,595
                                                                 ------------
             Total Asset-Backed Securities
                (Cost $25,406,355)                                 25,750,866
                                                                 ------------

             FOREIGN OBLIGATIONS -- 2.0%
  1,350,000  Columbia World Bank              9.750%   04/09/11     1,380,375
    450,000  Government Of Quebec             6.125%   01/22/11       434,344
    850,000  Malaysia Global Government
                Bond                          8.750%   06/01/09       913,427
    525,000  Skandinaviska Enskilda Banken    6.500%   12/29/49       528,187
     64,177  YPF Sociedad Anonima             7.000%   10/26/02        64,097
    236,781  YPF Sociedad Anonima             7.500%   10/26/02       236,781
                                                                 ------------
             Total Foreign Obligations
                (Cost $3,522,041)                                   3,557,211
                                                                 ------------




 NUMBER OF
  SHARES


             PREFERRED STOCKS -- 0.6%
        550  Centaur Funding Corp. (144A){::}              587,985
      8,350  Duke Realty Investments, Ser. B               355,136
      3,335  SPG Properties, Inc., Ser. C                  139,236
                                                       -----------
             Total Preferred Stocks
                (Cost $1,116,301)                        1,082,357
                                                       -----------




 PRINCIPAL
  AMOUNT


             SHORT-TERM INVESTMENTS -- 16.0%

             REPURCHASE AGREEMENTS -- 16.0%
$25,640,039  Investors Bank & Trust Co. -- Repurchase
                Agreement, issued 06/29/01 (proceeds at
                maturity $25,646,620) (Collateralized by
                $21,072,902 FNMA, 5.113%, due 01/25/32, with a
                market value of $21,146,533 and $5,643,841
                GNMA ARM, 7.625%, due 10/20/23, with market
                value of
             $5,775,579)                      3.080%  07/02/01   25,640,039
  2,200,000  Merrill Lynch -- Repurchase Agreement, issued
                06/26/01 (proceeds at maturity $2,201,357)
                (Collateralized by $2,281,370 FHLMC ARM,
                6.50%, due 01/01/09, with a market value of
             $2,315,947)                      3.700%  07/02/01    2,200,000
                                                                -----------
             Total Repurchase Agreements
                (Cost $27,840,039)                               27,840,039
                                                                -----------

             US TREASURY SECURITIES -- 0.0%#
     20,000  US Treasury Bill+                2.740%  07/12/01       19,982

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)           JUNE 30, 2001


 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

    $20,000  US Treasury Bill+                3.079%   07/19/01      $19,968
     20,000  US Treasury Bill+                3.095%   07/26/01       19,956
                                                                ------------
             Total US Treasury Securities
                (Cost $59,845)                                        59,906
                                                                ------------
             Total Short-Term Investments
                (Cost $27,899,884)                                27,899,945
                                                                ------------
             Total Investments -- 130.2%
                (Cost $225,592,888)                              226,994,680
             Liabilities in Excess of Other
                Assets -- (30.2%)                                (52,628,730)
                                                                ------------
             NET ASSETS -- 100.0%                               $174,365,950
                                                                ============
             SHORT PORTFOLIO -- (5.7%)

             US GOVERNMENT -- (5.7%)
  5,000,000  GNMA (TBA)                       6.500%   07/01/31   (4,945,310)
  4,000,000  GNMA (TBA)                       7.000%   12/29/49   (4,033,752)
  1,000,000  GNMA (TBA)                       7.500%   07/22/29   (1,025,000)
                                                                ------------
                                                                 (10,004,062)
                                                                ------------
             Total Short Portfolio
                (Proceeds $10,066,875)                          $(10,004,062)
                                                                ============




SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL MARKET VALUE):

Basic Industries                                             0.8%
Consumer Cyclical                                            5.3
Consumer Non-Cyclical                                        0.3
Energy                                                       1.0
Financial Services                                          46.2
Industrial                                                   2.4
Metals and Mining                                            0.6
Miscellaneous                                                1.9
Repurchase Agreements                                       11.3
Technology                                                   1.5
Transportation                                               0.3
US Government Obligations                                   20.3
US Treasury Obligations                                      4.8
Utilities                                                    3.3
                                                           -----
Total                                                      100.0%
                                                           =====



ARM  Adjustable Rate Mortgage
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
TBA  To be announced
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2001, the aggregate market value of these securities was $12,116,717 or 6.95% of net assets.
  #  Interest Rate represents the yield to maturity at the time of purchase.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)     JUNE 30, 2001



PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE       VALUE +


            ASSET-BACKED SECURITIES -- 65.5%
$1,945,417  Ace Securities Corp. (FRN),
               Ser. 2001-AQ1, Class A1       4.065%   04/25/31    $1,946,329
 1,474,760  Amortizing Residential
               Collateral Trust (FRN),
               Ser. 2000-BC1, Class A1       6.706%   04/25/29     1,477,130
   921,000  Associates Credit Card Trust
               (FRN), Ser. 2000-2,
               Class B                       5.920%   09/18/06       920,642
   206,979  Banc One Home Equity Trust,
               Ser. 1999-1, Class A1         6.060%   01/25/12       207,660
   313,993  BCI Home Equity Loan (FRN),
               Ser. 1996-1, Class A          6.791%   04/28/26       313,973
 3,000,000  Bombardier Receivables Master
               Trust I (FRN), Ser. 1997-1,
               Class A                       6.740%   04/15/04     3,000,453
 1,990,000  Capital One Master Trust
               (FRN), Ser. 2001-4,
               Class A                       3.840%   04/16/07     1,990,000
 1,508,269  CIT Equipment Collateral, Ser.
               2000-2, Class A2              6.810%   12/20/02     1,522,818
 2,312,677  CNH Equipment Trust, Ser.
               2000-B, Class A2              6.870%   02/15/04     2,338,320
 2,021,107  Conseco Finance Securitization
               Corp., Ser. 2000-6,
               Class A1                      6.430%   09/01/32     2,047,978
 1,091,857  Countrywide Home Equity Trust
               (FRN), Ser. 1998-A,
               Class A                       6.810%   03/15/24     1,089,597
 2,500,000  Felco Funding III, Ser.
               2000-1, Class A3              7.585%   06/15/04     2,574,940
 1,915,004  FHLMC, Ser. 1620, Class PG       6.000%   08/15/18     1,926,571
 2,500,000  Fleet Home Equity Loan Trust
               (FRN), Ser. 2001-1,
               Class A                       4.264%   05/20/31     2,500,000
   658,904  FNMA, Ser. 2044, Class PH        6.000%   08/15/15       662,874
   484,679  HFC Revolving Home Equity Loan
               Trust (FRN), Ser. 1996-1,
               Class A                       6.819%   07/20/17       484,535
 3,000,000  Honda Auto Receivables Owner
               Trust (FRN), Ser. 2000-1,
               Class A2                      5.150%   06/18/03     3,022,500
   818,258  Ikon Receivables LLC, Ser.
               1999-1, Class A3              5.990%   05/15/05       825,680
 1,800,000  Lakeshore Commercial Loan
               Master Trust (FRN), Ser.
               1998-AA, Class A2
               (144A){::}                    6.420%   07/25/04     1,799,438
 3,000,000  Leaf Master Trust I (FRN),
               Ser. 1999-1, Class A1(a)      7.020%   11/15/04     3,005,156
 2,500,000  Medallion Trust (FRN), Ser.
               2001-1G, Class A1             4.968%   08/18/32     2,500,000
 2,420,136  Mitsubishi Motor Credit
               Automobile Trust, Ser.
               1999-2, Class A2              6.800%   08/15/03     2,445,789
 1,737,006  Navistar Financial Corp. Owner
               Trust, Ser. 2000-B,
               Class A2                      6.660%   10/15/03     1,758,051
   568,326  Newcourt Equipment Trust
               Securities, Ser. 1998-2,
               Class A3                      5.450%   10/15/02       570,126
 2,500,000  Nissan Auto Receivables Owner
               Trust, Ser. 2001-A,
               Class A2                      5.340%   08/15/03     2,519,173
 1,205,128  Onyx Acceptance Auto Trust,
               Ser. 2000-C, Class A          7.050%   05/15/03     1,215,982
 1,713,787  Provident Bank Home Equity
               Loan Trust, Ser. 1996-2,
               Class A2                      6.850%   01/25/28     1,708,048
   181,458  Residential Funding Mortgage
               Securities (FRN), Ser.
               1998-HS1, Class A             6.799%   06/22/23       181,090
 2,000,000  Sears Credit Account Master
               Trust, Ser. 1999-2,
               Class A                       6.350%   02/16/07     2,042,128
 3,000,000  Standard Credit Card Master
               Trust, Ser. 1994-4,
               Class Cl                      8.250%   11/07/03     3,045,123
 2,064,215  Structured Asset Securities
               Corp., Ser. 2001-4A,
               Class A2                      5.500%   03/25/31     2,070,686
 1,521,700  Textron Financial Corp.
               Receivable, Ser. 2000-B,
               Class C                       6.890%   04/15/05     1,543,955
                                                                 -----------
            Total Asset-Backed Securities
               (Cost $55,047,398)                                 55,256,745
                                                                 -----------

            SHORT-TERM INVESTMENTS -- 36.4%

            US GOVERNMENT AGENCY OBLIGATIONS -- 4.8%
 4,000,000  FNMA
               (Cost $4,007,735)             6.890%   08/03/01     4,010,284
                                                                 -----------

            COMMERCIAL PAPER -- 5.2%#

            BANKING -- 5.2%
 3,000,000  Lloyds TSB Bank PLC              5.119%   11/19/01     2,941,417
 1,500,000  Paccar Financial Corp.           3.661%   12/14/01     1,475,286
                                                                 -----------
                                                                   4,416,703
                                                                 -----------
            Total Commercial Paper
               (Cost $4,424,729)                                   4,416,703
                                                                 -----------

            US TREASURY SECURITY -- 0.6%#
   540,000  US Treasury Bill+
               (Cost $535,094)               3.559%   09/27/01       535,354
                                                                 -----------

            TIME DEPOSITS -- 25.8%
 2,300,000  Bank Austria                     4.680%   07/10/01     2,300,690
 2,500,000  Bayersiche Landesbank            4.570%   10/02/01     2,505,910
 2,000,000  Canadian Imperial Bank of
               Commerce                      4.610%   04/19/02     2,011,324
 2,500,000  Credit Agricole Indosuez         6.890%   08/31/01     2,513,827
 1,109,000  Investors Bank and Trust
               Depository Receipt            3.250%   07/02/01     1,109,000

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)     JUNE 30, 2001


PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE       VALUE +

$1,500,000  Landesbank Hessen                5.450%   01/08/02    $1,512,841
 1,000,000  Landesbank Hessen                6.010%   09/04/01     1,004,191
 2,500,000  Rabobank Bank Nederland NV       6.825%   08/28/01     2,511,703
 3,500,000  Societe Generale                 4.460%   10/17/01     3,462,039
 2,800,000  UBS AG Stamford CT               4.530%   10/15/01     2,807,216
                                                                 -----------
            Total Time Deposits
               (Cost $21,674,566)                                 21,738,741
                                                                 -----------
            Total Short-Term Investments
               (Cost $30,642,124)                                 30,701,082
                                                                 -----------


  NUMBER
    OF
  SHARES


            OPTIONS -- 0.0%
   125,000  EURO 90 Day Call, Strike Price
               95.25, Expires 6/17/2002
               (Cost $41,504)                                         36,250
                                                                 -----------
            Total Investments -- 101.9%
               (Cost $85,731,026)                                 85,994,077
            Liabilities in Excess of Other
               Assets -- (1.9%)                                   (1,576,682)
                                                                 -----------
            NET ASSETS -- 100.0%                                 $84,417,395
                                                                 ===========




SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL MARKET VALUE):

Consumer Cyclical                                            4.4%
Financial Services                                          81.7
Industrial                                                   7.9
Miscellaneous                                                0.6
US Government Obligations                                    5.4
                                                           -----
Total                                                      100.0%
                                                           =====



FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
FRN  Floating Rate Note
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2001, the aggregate market value of these securities was $1,799,438 or 2.13% of net assets.
  #  Interest Rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                JUNE 30, 2001



                                         TIFF          TIFF           TIFF
                                     MULTI-ASSET   INTERNATIONAL    EMERGING
                                         FUND       EQUITY FUND   MARKETS FUND

ASSETS
Investments in securities, at
  value(a)                          $220,832,014   $151,890,135   $ 40,745,406
Cash                                          36             80             --
Foreign currency(b)                       26,603        213,184         10,667
Receivables for:
  Securities sold                      3,493,383      1,234,054         50,382
  Dividends and tax reclaims             234,626        465,413         64,352
  Interest                               651,717            915            263
  Variation margin on financial
    futures contracts                    103,554        154,801             --
                                    ------------------------------------------
Total Assets                         225,341,933    153,958,582     40,871,070
                                    ------------------------------------------

LIABILITIES
Payable for:
  Securities purchased                12,619,478      1,211,012        193,665
  Net unrealized depreciation of
    forward currency contracts             9,250         27,912             --
Accrued expenses and other
  liabilities                             64,846         82,824        181,431
                                    ------------------------------------------
Total Liabilities                     12,693,574      1,321,748        375,096
                                    ------------------------------------------

NET ASSETS                          $212,648,359   $152,636,834   $ 40,495,974
                                    ==========================================

SHARES OUTSTANDING(C)                 17,870,123     15,058,341      6,530,188
                                    ==========================================

NET ASSET VALUE PER SHARE           $      11.90   $      10.14   $       6.20
                                    ==========================================

COMPONENTS OF NET ASSETS:
  Capital stock                     $204,292,058   $163,010,666   $ 64,408,221
  Distribution in excess of net
    investment income                 (1,497,491)      (211,830)      (963,776)
  Accumulated net realized loss on
    investments                      (10,802,210)    (4,524,824)   (15,899,167)
  Net unrealized appreciation
    (depreciation) on investments,
    short sales, financial futures
    contracts, forward currency
    contracts, and translation of
    other assets and liabilities
    denominated in foreign
    currencies                        20,656,002     (5,637,178)    (7,049,304)
                                    ------------------------------------------
                                    $212,648,359    $152,636,834   $ 40,495,974
                                    ===========================================
------------------------------------------------------------------------------
(a) Cost of investments:            $199,791,522    $157,194,553   $ 47,788,030
(b) Cost of foreign currency:        $    21,566    $    214,401   $     14,912
(c)  Authorized 500,000,000 shares, par value $0.001 for each fund.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                JUNE 30, 2001



                                         TIFF          TIFF         TIFF
                                      US EQUITY        BOND      SHORT-TERM
                                         FUND          FUND         FUND

ASSETS
Investments in securities, at
  value(a)                           $226,762,361  $226,994,680  $85,994,077
Cash                                           --            --      774,514
Foreign currency(b)                        10,241            --           --
Receivables for:
  Securities sold short                        --    10,110,319           --
  Capital stock sold                           --            --       55,500
  Securities sold                         842,921    63,635,466           --
  Dividends and tax reclaims              196,438        14,573           --
  Interest                                    975     2,104,372      828,495
  Variation margin on financial
    futures contracts                      39,458        61,011           --
  Deposit with broker for short
    sales                                 419,569            --           --
                                     ---------------------------------------
Total Assets                          228,271,963   302,920,421   87,652,586
                                     ---------------------------------------

LIABILITIES
Payable for:
  Capital stock repurchased                    --    27,025,450       45,105
  Securities purchased                    772,595    91,124,792    3,093,240
  Market value of securities sold
    short(c)                              431,578    10,004,062           --
  Variation margin on financial
    futures contracts                          --            --        7,708
  Dividends payable on short sales            345            --           --
  Dividends payable from net
    investment income                          --       358,657       32,247
Accrued expenses and other
  liabilities                              70,752        41,510       56,891
                                     ---------------------------------------
Total Liabilities                       1,275,270   128,554,471    3,235,191
                                     ---------------------------------------

NET ASSETS                           $226,996,693  $174,365,950  $84,417,395
                                     =======================================

SHARES OUTSTANDING(D)                  17,928,070    17,391,773    8,424,433
                                     =======================================

NET ASSET VALUE PER SHARE            $      12.66  $      10.03  $     10.02
                                     =======================================

COMPONENTS OF NET ASSETS:
  Capital stock                      $221,224,983  $175,001,881  $84,209,448
  Undistributed (distribution in
    excess of) net investment
    income                                377,541       (11,836)      (8,891)
  Accumulated net realized gain
    (loss) on investments              (2,905,904)   (1,995,979)       3,274
  Net unrealized appreciation on
    investments, short sales,
    financial futures contracts,
    and translation of other assets
    and liabilities denominated in
    foreign currencies                  8,300,073     1,371,884      213,564
                                     ---------------------------------------
                                     $226,996,693  $174,365,950  $84,417,395
                                     =======================================
----------------------------------------------------------------------------
(a) Cost of investments:             $218,175,902  $225,592,888  $85,731,026
(b) Cost of foreign currency:        $     10,759            --           --
(c) Proceeds:                        $    495,535  $ 10,066,875           --


(d)  Authorized 500,000,000 shares, par value $0.001 for each fund.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE 30, 2001



                                          TIFF          TIFF           TIFF
                                       MULTI-ASSET  INTERNATIONAL    EMERGING
                                          FUND       EQUITY FUND   MARKETS FUND

INVESTMENT INCOME
Interest                              $ 1,624,976   $    350,978    $  51,304
Dividends(a)                              908,801      1,896,398      415,880
                                      -----------------------------------------
Total Investment Income                 2,533,777      2,247,376      467,184
                                      -----------------------------------------
OPERATING EXPENSES
Investment advisory fees                  212,019        122,490       31,021
Money manager fees                        563,009        673,343      374,357
Custodian and accounting fees             188,216        218,489      114,362
Administration fees                        57,350         44,097        9,186
Shareholder recordkeeping fees             11,918         13,201        5,268
Professional fees                          41,843         36,221       33,393
Insurance expense                           5,089          3,891          484
Registration and filing fees                6,647          6,313        5,356
Miscellaneous fees and expenses             5,517          4,886        3,989
                                      -----------------------------------------
  Operating Expenses                    1,091,608      1,122,931      577,416
                                      -----------------------------------------
Net Investment Income (Loss)            1,442,169      1,124,445     (110,232)
                                      -----------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments(b)                          701,620     (2,069,082)     (72,617)
  Financial futures contracts          (1,136,288)    (2,190,625)          --
  Forward currency contracts and
    foreign currency-related
    transactions                          115,630       (274,852)     (35,408)
                                      -----------------------------------------
Net realized loss                        (319,038)    (4,534,559)    (108,025)
                                      -----------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) ON:
  Investments                          (6,141,163)   (14,604,652)    (506,560)
  Financial futures contracts              (6,698)       664,985           --
  Forward currency contracts and
    foreign currency-related
    transactions                         (127,455)      (347,437)      13,130
                                      -----------------------------------------
Net change in unrealized
  depreciation                         (6,275,316)   (14,287,104)    (493,430)
                                      -----------------------------------------
Net realized and unrealized loss       (6,594,354)   (18,821,663)    (601,455)
                                      -----------------------------------------
Net decrease in net assets
  resulting from operations           $(5,152,185)  $(17,697,218)   $(711,687)
                                      =========================================
-------------------------------------------------------------------------------
(a) Net of foreign withholding
  taxes of:                           $    74,307   $    266,755    $  24,150
(b) Net of foreign withholdin
  taxes on capital gains of:          $    10,122   $      9,743    $   3,020


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE 30, 2001



                                        TIFF         TIFF         TIFF
                                      US EQUITY      BOND      SHORT-TERM
                                        FUND         FUND         FUND

INVESTMENT INCOME
Interest                             $   277,108   $ 6,857,879  $2,853,392
Dividends(a)                           1,360,858       100,622          --
                                     -------------------------------------
Total Investment Income                1,637,966     6,958,501   2,853,392
                                     -------------------------------------
OPERATING EXPENSES
Investment advisory fees                 172,828        94,729      15,173
Money manager fees                       961,801       107,717     100,764
Custodian and accounting fees            150,810       133,050      10,990
Administration fees                      101,625        62,220      27,425
Shareholder recordkeeping fees            20,171        14,494      12,972
Professional fees                         40,315        30,384      20,770
Insurance expense                          5,638         5,276       2,289
Registration and filing fees               7,306         7,314       5,727
Miscellaneous fees and expenses            6,887         4,820       1,832
                                     -------------------------------------
  Total Operating Expenses before
    Fee Waivers                        1,467,381       460,004     197,942
  Fee waivers                                 --            --     (20,958)
                                     -------------------------------------
  Net Operating Expenses               1,467,381       460,004     176,984
                                     -------------------------------------
Net Investment Income                    170,585     6,498,497   2,676,408
                                     -------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments                          3,178,479     3,399,117     155,253
  Short sales                            (33,004)      (96,532)    (13,036)
  Financial futures contracts         (1,244,555)     (313,617)      9,785
  Forward currency contracts and
    foreign currency-related
    transactions                            (794)           --          --
                                     -------------------------------------
Net realized gain                      1,900,126     2,988,968     152,002
                                     -------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) ON:
  Investments                         (7,278,031)   (2,420,906)    110,648
  Short sales                            (77,109)       54,061          --
  Financial futures contracts            (28,850)      240,326     (63,145)
  Forward currency contracts and
    foreign currency-related
    transactions                            (518)           --          --
                                     -------------------------------------
Net change in unrealized
  appreciation (depreciation)         (7,384,508)   (2,126,519)     47,503
                                     -------------------------------------
Net realized and unrealized gain
  (loss)                              (5,484,382)      862,449     199,505
                                     -------------------------------------
Net increase (decrease) in net
  assets resulting from operations   $(5,313,797)  $ 7,360,946  $2,875,913
                                     =====================================
--------------------------------------------------------------------------
(a) Net of foreign withholding
  taxes of:                          $     5,860            --          --


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                                     TIFF                   TIFF INTERNATIONAL
                                               MULTI-ASSET FUND                EQUITY FUND
                                         ---------------------------   ---------------------------
                                           Six Months                    Six Months
                                             Ended          Year           Ended          Year
                                            6/30/01        Ended          6/30/01        Ended
                                          (unaudited)    12/31/2000     (unaudited)    12/31/2000
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income                    $  1,442,169   $  3,761,457   $  1,124,445   $  2,091,245
Net realized gain (loss) on
  investments, financial
  futures contracts, forward
  currency contracts, and
  foreign
currency-related transactions                (319,038)       351,999     (4,534,559)    10,177,366
Net change in unrealized
  appreciation (depreciation)
  on investments, financial
  futures contracts, forward
  currency contracts, and
  translation of other assets
  and liabilities denominated
  in foreign currencies                    (6,275,316)       289,361    (14,287,104)   (39,718,945)
                                         ---------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                               (5,152,185)     4,402,817    (17,697,218)   (27,450,334)
                                         ---------------------------------------------------------

DISTRIBUTIONS
From net investment income                         --     (1,715,700)            --        (75,117)
In excess of net investment
  income                                           --     (2,939,660)            --     (1,336,275)
From net realized gains                            --    (20,432,246)            --    (10,199,418)
                                         ---------------------------------------------------------
Decrease in net assets
  resulting from distributions                     --    (25,087,606)            --    (11,610,810)
                                         ---------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX D)                      2,765,373     (2,924,323)   (10,776,104)   (26,257,447)
                                         ---------------------------------------------------------
Total decrease in net assets               (2,386,812)   (23,609,112)   (28,473,322)   (65,318,591)

NET ASSETS
Beginning of period                       215,035,171    238,644,283    181,110,156    246,428,747
                                         ---------------------------------------------------------
End of period                            $212,648,359   $215,035,171   $152,636,834   $181,110,156
                                         =========================================================

DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME                      $ (1,497,491)  $ (2,939,660)  $   (211,830)  $ (1,336,275)
--------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS


                                            TIFF EMERGING                  TIFF US
                                            MARKETS FUND                  EQUITY FUND
                                     --------------------------   --------------------------
                                      Six Months                   Six Months
                                         Ended         Year          Ended          Year
                                        6/30/01       Ended         6/30/01        Ended
                                      (unaudited)   12/31/2000    (unaudited)    12/31/2000
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)          $ (110,232)  $   (725,425) $     170,585  $  2,220,258
Net realized gain (loss) on
  investments, short sales,
  financial futures contracts,
  forward currency contracts,
  and foreign currency-related
  transactions                          (108,025)     4,322,049     1,900,126     16,189,564
Net change in unrealized
  appreciation (depreciation)
  on investments, short sales,
  financial futures contracts,
  forward currency contracts,
  and translation of other
  assets and liabilities
  denominated in foreign
  currencies                            (493,430)   (22,236,769)   (7,384,508)   (25,623,727)
                                     -------------------------------------------------------
Net decrease in net assets
  resulting from operations             (711,687)   (18,640,145)   (5, 313,797)   (7,213,905)
                                     --------------------------------- ---------------------

DISTRIBUTIONS
From net investment income                    --     (1,752,978)     ( 238,784)   (1,750,801)
In excess of net investment
  income                                      --       (853,544)            --            --
From net realized gains                       --             --             --   (37,881,023)
                                     -------------------------------------------------------
Decrease in net assets
  resulting from distributions                --     (2,606,522)     ( 238,784)  (39,631,824)
                                     -------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX D)                   338,640    (20,280,085)  (10,256,857)     8,799,048
                                     -------------------------------------------------------
Total decrease in net assets            (373,047)   (41,526,752)  (15,809,438)   (38,046,681)

NET ASSETS
Beginning of period                   40,869,021     82,395,773   242,806,131    280,852,812
                                     -------------------------------------------------------
End of period                        $40,495,974   $ 40,869,021  $226,996,693   $242,806,131
                                     =======================================================

UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME                             $  (963,776)  $   (853,544) $   377,541    $    445,740
--------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                               TIFF                       TIFF
                                            BOND FUND                SHORT-TERM FUND
                                    --------------------------  -------------------------
                                     Six Months                 Six Months
                                       Ended          Year         Ended         Year
                                      6/30/01        Ended        6/30/01       Ended
                                    (unaudited)    12/31/2000   (unaudited)   12/31/2000
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income              $  6,498,497   $ 12,575,519  $2,676,408   $  5,151,056
Net realized gain (loss) on
  investments, short sales and
  financial futures contracts         2,988,968     (1,410,824)    152,002        164,418
Net change in unrealized
  appreciation (depreciation)
  on investments, short sales,
  and financial futures
  contracts                          (2,126,519)     9,118,306      47,503        340,118
                                    -----------------------------------------------------
Net increase in net assets
  resulting from operations           7,360,946     20,283,001   2,875,913      5,655,592
                                    -----------------------------------------------------

DISTRIBUTIONS
From net investment income           (6,517,096)   (12,719,061) (2,671,973)    (5,137,730)
In excess of net investment
  income                                     --             --          --        (13,326)
                                    -----------------------------------------------------
Decrease in net assets
  resulting from distributions       (6,517,096)   (12,719,061) (2,671,973)    (5,151,056)
                                    -----------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX D)              (27,289,049)     8,739,230   7,378,228    (13,425,090)
                                    -----------------------------------------------------
Total increase (decrease) in
  net assets                        (26,445,199)    16,303,170   7,582,168    (12,920,554)

NET ASSETS
Beginning of period                 200,811,149    184,507,979  76,835,227     89,755,781
                                   ------------------------------------------------------
End of period                      $174,365,950   $200,811,149 $84,417,395   $ 76,835,227
                                   ======================================================


UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME                           $    (11,836)  $      6,763  $   (8,891)  $    (13,326)

--------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND -- FINANCIAL HIGHLIGHTS


                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/01      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/00   12/31/99   12/31/98   12/31/97   12/31/96

For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $  12.18    $  13.41   $  11.42   $  11.65   $  12.08   $  11.13
                           ------------------------------------------------------------------

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.08        0.23       0.22       0.20       0.44       0.17
Net realized and
  unrealized gain (loss)
  on investments*              (0.36)       0.04       2.30      (0.20)      0.01       1.37
                           ------------------------------------------------------------------
Total from investment
  operations                   (0.28)       0.27       2.52       0.00       0.45       1.54
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income             --       (0.10)     (0.41)     (0.07)     (0.30)     (0.18)
Amounts in excess of net
  investment income               --       (0.18)     (0.09)     (0.19)     (0.15)     (0.13)
Net realized gains                --       (1.24)     (0.07)        --      (0.63)     (0.36)
                           ------------------------------------------------------------------
Total distributions               --       (1.52)     (0.57)     (0.26)     (1.08)     (0.67)
                           ------------------------------------------------------------------
Entry/exit fee per share        0.00#       0.02       0.04       0.03       0.20       0.08
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $  11.90    $  12.18   $  13.41   $  11.42   $  11.65   $  12.08
                           ==================================================================
TOTAL RETURN (A)               (2.30%)(c)   2.39%     22.65%      0.22%      5.51%     14.72%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $212,648    $215,035   $238,644   $291,847   $382,317   $218,244
Ratio of expenses to
  average net assets            1.02%(b)    0.94%      0.57%      0.65%      0.72%      1.03%
Ratio of net investment
  income to average net
  assets                        1.35%(b)    1.67%      2.20%      1.85%      3.30%      1.99%
Portfolio turnover             71.85%(c)  156.15%    154.49%    196.06%    181.51%    100.66%

--------------------------------------------------------------------------------

(a) Total return includes the effects of entry and exit fees received by the Fund; however, a shareholders's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b)  Annualized.
(c)  Not annualized.
  *  Including foreign currency-related transactions.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/01      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $  11.25    $  13.58   $  11.17   $  11.77   $  12.19   $  10.82
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.07        0.12       0.13       0.19       0.17       0.10
Net realized and
  unrealized gain (loss)
  on investments*              (1.19)      (1.74)      3.93       0.12      (0.11)      1.59
                           ------------------------------------------------------------------
Total from investment
  operations                   (1.12)      (1.62)      4.06       0.31       0.06       1.69
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income             --       (0.00)#    (0.05)     (0.12)     (0.16)     (0.09)
Amounts in excess of net
  investment income               --       (0.08)     (0.08)     (0.20)     (0.09)        --
Net realized gains                --       (0.65)     (1.54)     (0.62)     (0.28)     (0.26)
                           ------------------------------------------------------------------
Total distributions               --       (0.73)     (1.67)     (0.94)     (0.53)     (0.35)
                           ------------------------------------------------------------------
Entry/exit fee per share        0.01        0.02       0.02       0.03       0.05       0.03
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $  10.14    $  11.25   $  13.58   $  11.17   $  11.77   $  12.19
                           ==================================================================
TOTAL RETURN (A)               (9.87%)(e) (11.66%)    37.40%      3.03%(c)   0.91%     15.94%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $152,637    $181,110   $246,429   $260,030   $241,072   $219,458
Ratio of expenses to
  average net assets            1.37%(d)    1.16%      1.00%      0.81%(b)   1.21%      1.11%
Ratio of expenses to
  average net assets
  before expense waivers        1.37%(d)    1.16%      1.00%      0.84%(b)   1.21%      1.11%
Ratio of net investment
  income to average net
  assets                        1.37%(d)    0.99%      1.32%      1.47%      0.72%      0.91%
Portfolio turnover             27.06%(e)   62.04%     28.33%     30.62%     25.55%     32.40%

--------------------------------------------------------------------------------

(a) Total return includes the effects of entry and exit fees received by the Fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses to average net assets before expense waivers would have been 0.76% and 0.79%, respectively.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d)  Annualized.
(e)  Not annualized.
  *  Including foreign currency-related transactions.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF EMERGING MARKETS FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year      Year      Year      Year      Year
                             6/30/01     Ended     Ended     Ended     Ended     Ended
                           (unaudited)  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
For a share outstanding
  throughout each period
Net asset value,
  beginning of period        $  6.30    $  8.90   $  5.19   $  8.09   $  8.63   $  8.45
                           -------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss)                       (0.02)     (0.24)    (0.09)    (0.01)     0.33      0.01
Net realized and
  unrealized gain (loss)
  on investments*              (0.08)     (2.00)     3.99     (2.73)    (0.40)(e)  0.17(e)
                           -------------------------------------------------------------
Total from investment
  operations                   (0.10)     (2.24)     3.90     (2.74)    (0.07)     0.18
                           -------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income             --      (0.26)       --        --     (0.24)    (0.04)
Amounts in excess of net
  investment income               --      (0.13)    (0.20)    (0.17)    (0.27)    (0.00)#
Net realized gains                --         --        --        --        --     (0.00)#
                           -------------------------------------------------------------
Total distributions               --      (0.39)    (0.20)    (0.17)    (0.51)    (0.04)
                           -------------------------------------------------------------
Entry/exit fee per share       (0.00)#     0.03      0.01      0.01      0.04(d)   0.04(d)
                           -------------------------------------------------------------
Net asset value, end of
  period                     $  6.20    $  6.30   $  8.90   $  5.19   $  8.09   $  8.63
                           =============================================================
TOTAL RETURN (A)               (1.59%)(g)(25.04%)   75.49%   (33.38%)(c)(0.40%)    2.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                     $40,496    $40,869   $82,396   $58,167   $83,836   $89,736
Ratio of expenses to
  average net assets            2.78%(f)   2.63%     1.73%     3.09%(b)  1.56%     1.62%
Ratio of expenses to
  average net assets
  before expense waivers        2.78%(f)   2.63%     1.73%     3.14%(b)  1.56%     1.62%
Ratio of net investment
  income (loss) to
  average net assets           (0.53%)(f) (1.03%)    0.01%    (0.55%)    0.95%     0.06%
Portfolio turnover             11.42%(g)  30.09%    45.94%    47.62%    72.23%    79.96%

--------------------------------------------------------------------------------

(a) Total return includes the effects of entry and exit fees received by the Fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholer.
(b) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses to average net assets before expense waivers would have been 2.98% an 3.03%, respectively.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d)  Restated. Calculated using the average shares outstanding method.
(e)  Restated.
(f)  Annualized.
(g)  Not annualized.
  *  Including foreign currency-related transactions.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/01      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $  12.96    $  15.78   $  15.62   $  15.66   $  13.74   $  12.36
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.01        0.12       0.09       0.17       0.50       0.20
Net realized and
  unrealized gain (loss)
  on investments               (0.30)      (0.61)      2.70       1.58       3.93       2.51
                           ------------------------------------------------------------------
Total from investment
  operations                   (0.29)      (0.49)      2.79       1.75       4.43       2.71
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income          (0.01)      (0.10)     (0.43)     (0.07)     (0.40)     (0.17)
Amounts in excess of net
  investment income               --          --         --      (0.07)     (0.11)     (0.10)
Net realized gains                --       (2.24)     (2.21)     (1.66)     (2.01)     (1.07)
                           ------------------------------------------------------------------
Total distributions            (0.01)      (2.34)     (2.64)     (1.80)     (2.52)     (1.34)
                           ------------------------------------------------------------------
Entry/exit fee per share        0.00#       0.01       0.01       0.01       0.01       0.01
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $  12.66    $  12.96   $  15.78   $  15.62   $  15.66   $  13.74
                           ==================================================================
TOTAL RETURN (A)               (2.21%)(c)  (2.67%)    18.89%     11.85%     33.01%     21.91%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $226,997    $242,806   $280,853   $312,587   $255,714   $176,797
Ratio of expenses to
  average net assets            1.26%(b)    0.79%      0.67%      0.72%      0.70%      0.82%
Ratio of net investment
  income to average net
  assets                        0.15%(b)    0.82%      0.68%      0.99%      1.34%      1.41%
Portfolio turnover             55.57%(c)   88.20%     73.59%     98.30%    108.52%    105.18%

--------------------------------------------------------------------------------

(a) Total return includes the effects of entry and exit fees received by the Fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b)  Annualized.
(c)  Not annualized.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF BOND FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/01      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $   9.98    $   9.60   $  10.29   $  10.24   $  10.06   $  10.33
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.31        0.62       0.61       0.60       0.64       0.67
Net realized and
  unrealized gain (loss)
  on investments                0.05        0.40      (0.65)      0.13       0.27      (0.27)
                           ------------------------------------------------------------------
Total from investment
  operations                    0.36        1.02      (0.04)      0.73       0.91       0.40
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income          (0.31)      (0.64)     (0.63)     (0.60)     (0.64)     (0.67)
Amounts in excess of net
  investment income               --          --      (0.00)#    (0.02)     (0.01)     (0.00)#
Net realized gains                --          --      (0.02)     (0.06)     (0.08)        --
                           ------------------------------------------------------------------
Total distributions            (0.31)      (0.64)     (0.65)     (0.68)     (0.73)     (0.67)
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $  10.03    $   9.98   $   9.60   $  10.29   $  10.24   $  10.06
                           ==================================================================
TOTAL RETURN                    3.65%(b)   11.01%     (0.45%)     7.31%      9.35%      3.75%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $174,366    $200,811   $184,508   $197,652   $173,352   $127,491
Ratio of expenses to
  average net assets            0.44%(a)    0.50%      0.48%      0.46%      0.56%      0.58%
Ratio of net investment
  income to average net
  assets                        6.22%(a)    6.51%      6.01%      5.82%      6.41%      6.64%
Portfolio turnover            246.84%(b)  456.33%    474.10%    329.49%    398.16%    332.21%

--------------------------------------------------------------------------------

(a)  Annualized.
(b)  Not annualized.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year      Year      Year      Year      Year
                             6/30/01     Ended     Ended     Ended     Ended     Ended
                           (unaudited)  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
For a share outstanding
  throughout each period
Net asset value,
  beginning of period        $ 10.00    $  9.94   $  9.97   $  9.95   $  9.99   $ 10.01
                           -------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.27       0.60      0.52      0.54      0.54      0.54
Net realized and
  unrealized gain (loss)
  on investments                0.02       0.06     (0.03)     0.01     (0.02)    (0.02)
                           -------------------------------------------------------------
Total from investment
  operations                    0.29       0.66      0.49      0.55      0.52      0.52
                           -------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income          (0.27)     (0.60)    (0.52)    (0.53)    (0.55)    (0.54)
Amounts in excess of net
  investment income               --      (0.00)#   (0.00)#      --     (0.01)    (0.00)#
                           -------------------------------------------------------------
Total distributions            (0.27)     (0.60)    (0.52)    (0.53)    (0.56)    (0.54)
                           -------------------------------------------------------------
Net asset value, end of
  period                     $ 10.02    $ 10.00   $  9.94   $  9.97   $  9.95   $  9.99
                           =============================================================
TOTAL RETURN (A)                2.90%(c)   6.86%     4.93%     5.59%     5.30%     5.28%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                     $84,417    $76,835   $89,756   $74,907   $34,431   $63,470
Ratio of expenses to
  average net assets            0.35%(b)   0.35%     0.35%     0.35%     0.47%     0.36%
Ratio of expenses to
  average net assets
  before expense waivers        0.39%(b)   0.43%     0.45%     0.53%     0.56%     0.47%
Ratio of net investment
  income to average net
  assets                        5.37%(b)   6.07%     5.14%     5.41%     5.53%     5.35%

--------------------------------------------------------------------------------

(a)  Total return would have been lower had certain expenses not been waived.
(b)  Annualized.
(c)  Not annualized.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2001
1.  ORGANIZATION

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has six active funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF Emerging Markets Fund ("Emerging Markets"), TIFF US Equity Fund ("US Equity"), TIFF Bond Fund ("Bond"), and TIFF Short-Term Fund ("Short-Term"), collectively referred to as the "funds."

INVESTMENT OBJECTIVES

  ------------------------------------------------------------------------------------------------------
  FUND                                                INVESTMENT OBJECTIVES

  ------------------------------------------------------------------------------------------------------
                                                      Attain a growing stream of current income and
                                                      appreciation of principal that at least offset
  Multi-Asset                                         inflation.

                                                      Attain a growing stream of current income and
                                                      appreciation of principal that at least offset
  International Equity                                inflation.

                                                      Attain a growing stream of current income and
                                                      appreciation of principal that at least offset
  Emerging Markets                                    inflation.

                                                      Attain a growing stream of current income and
                                                      appreciation of principal that at least offset
  US Equity                                           inflation.

                                                      Attain a high rate of current income subject to
                                                      restrictions designed to ensure liquidity and
                                                      manage exposure to interest rate and credit risk
                                                      and to provide a hedge against deflation-induced
                                                      declines in common stock prices and dividend
  Bond                                                streams.

                                                      Attain a high rate of current income, subject to
                                                      restrictions designed to control interest rate
  Short-Term                                          risk.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements, and reverse repurchase agreements are generally valued at their cost plus accrued interest. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Options and futures contracts are valued at the last quoted bid price, except that open futures sales contracts are valued using the closing settlement price or, in the absence of such price, the most recently quoted ask price. Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting the contracts.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined will not be reflected in the funds' calculation of the net asset value unless the funds' investment advisor believes that the particular event would materially affect net asset value, in which case adjustments would be made.

Certain funds invest in limited partnerships formed for the purpose of earning returns from alternative investment strategies. Investments in limited partnerships held by the funds are presented, under procedures established by TIP's board of directors, at estimated values, which generally represent the respective fund's proportionate share of the net assets of the investee partnerships as reported by them. These values are not necessarily indicative of the value the funds would receive in a current sale. The fund's proportionate share of the change in values of the investee partnerships is recorded as change in unrealized appreciation (depreciation) on investments in its statement of operations. Investments in other open-ended funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by TIP's board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2001
the difference between the recorded fair value and the value that would be received in a sale could be significant. At June 30, 2001, the aggregate amount of securities fair valued were as follows:



  ----------------------------------------------------------------------
  FUND                                        AMOUNT     % OF NET ASSETS

  ----------------------------------------------------------------------
  Multi-Asset                               $51,910,042         24.41%
  International Equity                        6,817,136          4.47
  Emerging Markets                            5,334,069         13.17
  US Equity                                   1,747,372          0.77
  Short-Term                                  3,005,156          3.56


INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

INCOME TAXES

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RIC's and to distribute all of its taxable income. Net realized losses attributable to security transactions and foreign currency transactions after October 31 are treated as arising on the first day of a fund's next fiscal year if so elected by the fund. The funds may be subject to foreign taxes on income, gains on investments or currency repatriation. The funds accrue such taxes, as applicable, as a reduction from the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

EXPENSES

Expenses directly attributable to a fund are charged to that fund's operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

DIVIDENDS TO MEMBERS

It is the policy of all funds to declare dividends according to the following schedule:

  -----------------------------------------------------------------------------------------
                                            DIVIDENDS FROM NET
  FUND                                      INVESTMENT INCOME   CAPITAL GAINS DISTRIBUTIONS

  -----------------------------------------------------------------------------------------
  Multi-Asset                                   Semi-annually            Annually
  International Equity                          Semi-annually            Annually
  Emerging Markets                                   Annually            Annually
  US Equity                                         Quarterly            Annually
  Bond                                                  Daily            Annually
  Short-Term                                            Daily            Annually

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gain on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital stock.

FOREIGN CURRENCY TRANSLATION

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

 (i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date and

(ii) purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2001

The resulting net foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

FORWARD CURRENCY CONTRACTS

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the contract value and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Appendix B of the Notes to Financial Statements details each fund's outstanding forward currency contracts at June 30, 2001.

FINANCIAL FUTURES CONTRACTS

Certain funds are engaged in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

At June 30, 2001, the funds held assets with a broker as margin for financial futures as follows:



  --------------------------------------------------------------
                                                      SEGREGATED
  FUND                                                  ASSETS

  --------------------------------------------------------------
  Multi-Asset                                         $1,337,970
  International Equity                                   988,279
  US Equity                                              793,118
  Bond                                                   162,939
  Short-Term                                             535,354


Appendix C of the Notes to Financial Statements details each fund's open futures contracts at June 30, 2001.

SHORT SELLING

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

A fund, in "short selling," sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2001
and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

OPTIONS

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The funds did not write any options during the six months ended June 30, 2001.

NET ASSET VALUE

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

3.  INVESTMENT ADVISORY AGREEMENT AND MONEY MANAGER AGREEMENTS

TIP's board of directors has approved investment advisory agreements with Foundation Advisers, Inc. ("FAI"). Each fund pays FAI a maximum monthly fee calculated by applying the following annual rates to such fund's average daily net assets for the month:

  ------------------------------------------------------------------------------------
                             MULTI-  INTERNATIONAL  EMERGING    US             SHORT-
  ASSETS                     ASSET      EQUITY      MARKETS   EQUITY    BOND    TERM

  ------------------------------------------------------------------------------------
  On the first $500 million  0.20%         0.15%      0.15%    0.15%   0.10%    0.03%
  On the next $500 million   0.18%         0.13%      0.13%    0.13%   0.08%    0.03%
  On the next $500 million   0.15%         0.11%      0.11%    0.11%   0.06%    0.02%
  On the next $500 million   0.13%         0.09%      0.09%    0.09%   0.05%    0.02%
  On the next $500 million   0.11%         0.07%      0.07%    0.07%   0.04%    0.01%
  On the remainder (* $2.5
    billion)                 0.09%         0.05%      0.05%    0.05%   0.03%    0.01%

*  This denotes greater than

TIP's board of directors has approved money manager agreements with each of the money managers. Money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upwards or downwards, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain money managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

Appendix A of the Notes to Financial Statements identifies money managers who provide services to the funds and the minimum, maximum, and effective fee rates applicable during the six months ended June 30, 2001. Unless otherwise indicated, the management fee received by a money manager varies based on the money manager's investment performance.

With respect to funds' investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity's expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds' share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to FAI and money managers.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2001

Pursuant to an Administration Agreement, Investors Capital Services, Inc. ("Investors Capital," a wholly owned subsidiary of Investors Financial Services Co.), two employees of which serve as officers of TIP, earns a fee for providing fund administration services to TIP according to the following schedule: 0.07% of the first $300 million of the average daily net assets of TIP, 0.05% of the next $2.7 billion, 0.04% of the next $2.0 billion, and 0.03% of the average daily net assets over $5.0 billion. In addition, TIP has agreed to pay Investors Capital an incentive fee not to exceed 0.02% of average daily net assets for reducing the expense ratio of one or more funds of TIP below certain levels specified for each fund. Investors Bank and Trust Company ("IBT"), which is a wholly owned subsidiary of Investors Financial Services Co., serves as the funds' custodian and accounting and transfer agent. Fees paid for services rendered by IBT are based upon assets of the funds and on transactions entered into by the funds during the year. Fees for such services paid to IBT by the funds are reflected as custodian and accounting fees and shareholder recordkeeping fees in the statement of operations.

During the six months ended June 30, 2001, the Short-Term Fund received fee waivers of $15,173 and $5,785 from the Fund's investment advisor and money manager, respectively.

4.  INVESTMENT TRANSACTIONS

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the six months ended June 30, 2001, were as follows:

NON-US GOVERNMENT SECURITIES

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES

  --------------------------------------------------------------------
  Multi-Asset                               $ 43,831,408  $ 53,607,563
  International Equity                        41,452,386    56,344,617
  Emerging Markets                             6,108,750     4,577,724
  US Equity                                  122,989,895   180,523,746
  Bond                                       101,687,415   106,019,446
  Short-Term                                  29,150,473    14,790,354

US GOVERNMENT SECURITIES

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES

  --------------------------------------------------------------------
  Multi-Asset                               $103,938,694  $ 98,433,609
  Bond                                       434,681,087   448,351,130
  Short-Term                                   2,205,438     4,066,127


For federal income tax purposes, the cost of securities owned at June 30, 2001, the aggregate gross unrealized appreciation and depreciation and the net unrealized appreciation (depreciation) on securities owned and securities sold short at June 30, 2001, for each fund are as follows:

  -----------------------------------------------------------------------------------------------------
                                                                          NET UNREALIZED
                                                                          APPRECIATION/
  FUND                            GROSS APPRECIATION  GROSS DEPRECIATION  (DEPRECIATION)      COST

  -----------------------------------------------------------------------------------------------------
  Multi-Asset                        $33,108,715         $(12,068,688)     $21,040,027    $199,791,987
  International Equity                19,154,770          (24,459,188)      (5,304,418)    157,194,533
  Emerging Markets                     4,291,744          (11,334,368)      (7,042,624)     47,788,030
  US Equity                           28,547,888          (19,961,429)       8,586,459     218,175,902
  Bond                                 3,081,844           (1,679,619)       1,402,225     225,592,455
  Short-Term                             298,294              (34,259)         264,035      85,730,042

5.  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The funds did not enter into any reverse repurchase agreements during the six months ended June 30, 2001.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by the fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2001

6.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2001, each fund has 500,000,000 shares of $0.001 par value capital stock authorized. The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the US Equity Fund assesses entry and exit fees of 0.25% of capital invested or redeemed; the Multi-Asset Fund assesses entry and exit fees of 0.50%; the International Equity Fund assesses entry and exit fees of 0.75%; and the Emerging Markets Fund assesses entry and exit fees of 1.00%. These fees, which are paid to the funds directly, not to FAI or other vendors supplying services to the funds, are designed to allocate transactions costs associated with purchases and redemptions of fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at FAI's discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D of the Notes to Financial Statements.

7.  DELAYED DELIVERY TRANSACTIONS

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify in their records securities as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund and Bond Fund enter into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the funds may dispose of a commitment prior to settlement if the funds' money managers deem it appropriate to do so.

The Multi-Asset Fund and Bond Fund enter into TBA sale commitments to hedge their portfolios or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

8.  CONCENTRATION OF RISKS

The Bond, Short-Term, and Multi-Asset Funds invest in fixed income securities issued by banks and other financial companies the market values of which may change in response to interest rate changes. Although the Bond, Short-Term, and Multi-Asset Funds generally maintain diversified portfolios, the ability of the issuers of the respective funds' portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region. The Bond Fund has a concentration of its investments in the financial services industry which may be affected by changes in such industry.

The Multi-Asset, International Equity, and Emerging Markets Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds' investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2001

9.  PRINCIPAL MEMBERS

The schedule below shows the number of members each owning 10% or more of a fund and the total percentage of the fund held by such members.



  ----------------------------------------------------------------
  FUND                                      NUMBER  % OF FUND HELD

  ----------------------------------------------------------------
  Multi-Asset                                   1            21
  International Equity                          1            45
  Emerging Markets                              2            53
  US Equity                                     1            14
  Bond                                          1            10
  Short-Term                                    1            36


From time to time, a fund may have members that hold significant portions of the respective fund's outstanding shares. Investment activities of such members could have a material impact on those funds.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2001
                                   APPENDIX A

                 MONEY MANAGER FEE AS PERCENT OF ASSETS MANAGED
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001



                                                              EFFECTIVE
                                     MINIMUM  MAXIMUM        FEE RATE***


TIFF MULTI-ASSET FUND

Aronson + Partners                   0.10     0.80                 0.80
Harding, Loevner Management, LP      0.10     1.50                 1.50
Oechsle International Advisors, LLC  0.20     0.60                 0.21
Seix Investment Advisors, Inc.       0.10     0.80                 0.10
Wellington Management Company, LLP   0.35*    0.45                 0.45

TIFF INTERNATIONAL EQUITY FUND

Delaware International Advisers
  Ltd.                               0.30*    0.50                 0.50
Harding, Loevner Management, LP      0.10     1.50                 0.38
Marathon Asset Management, Ltd.      0.15     1.60                 1.59
Oechsle International Advisors, LLC  0.20     1.00                 0.20

TIFF EMERGING MARKETS FUND

Emerging Markets Management,
  LLC (b)                            1.25**   1.25**               1.25**
Lazard Asset Management              0.50**   0.50**               0.50**

TIFF US EQUITY FUND

Aronson + Partners                   0.10     0.80                 0.80
Martingale Asset Management,
  LP (c)                             0.05*    0.10*                0.09
Palo Alto Investors                  0.10     2.00                 1.07
Shapiro Capital Management Company,
  Inc.                               0.50     0.95                 0.89
Westport Asset Management, Inc.      0.15     2.00                 2.00
Sit Investment Associates, Inc.      0.40     0.65                 0.56

TIFF BOND FUND

Atlantic Asset Management, LLC       0.10     0.60                 0.11
Seix Investment Advisors, Inc.       0.10     0.80                 0.12
Smith Breeden Associates, Inc.       0.10     0.85                 0.10

TIFF SHORT-TERM FUND

Fischer Francis Trees & Watts, Inc.  0.15*    0.20*                0.18(a)


-------------

  * Money manager receives a fee that does not include a performance component. ** Money manager receives a straight asset-based fee regardless of the amount of assets managed for TIP (i.e., there are neither "breakpoints" in the fee agreement nor a performance component).
***  Annualized.
(a) Money manager has agreed voluntarily to waive a portion of its fee, and the effective rate is after such waiver.
(b) As of March 1, 2001, money manager switched from a performance-based fee with minimum of 0.40% and maximum of 3.00% to an asset-based fee.
(c)  Money manager receives a fee based on assets of the entire fund.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2001

                                   APPENDIX B

              OPEN FORWARD CURRENCY CONTRACTS AS OF JUNE 30, 2001

                                            US DOLLAR   FOREIGN CURRENCY   UNREALIZED
CONTRACTS           DESCRIPTION              PAYABLE       RECEIVABLE     DEPRECIATION
           MULTI-ASSET FUND

           BUY CONTRACTS -- FORWARDS
1,397,501  Eurodollar 9/19/01              $(1,190,671)    $1,181,421       $ (9,250)
                                                                            --------
                                                                            $ (9,250)
                                                                            ========

           INTERNATIONAL EQUITY FUND

           BUY CONTRACTS -- FORWARDS

4,199,305  Eurodollar 9/19/01               (3,577,925)     3,550,013       $(27,912)
                                                                            --------
                                                                            $(27,912)
                                                                            ========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2001

                                   APPENDIX C

                   OPEN FUTURES CONTRACTS AS OF JUNE 30, 2001

                                                                          UNREALIZED
NUMBER OF                                     COST/        VALUE AT     APPRECIATION/
CONTRACTS               TYPE                (PROCEEDS)   JUNE 30, 2001  (DEPRECIATION)
           MULTI-ASSET FUND

           LONG FUTURES CONTRACTS
    39     September 2001 British Pound       3,374,500     3,435,412     $  60,912
     9     September 2001 DAX Index           1,171,795     1,164,747        (7,048)
    41     September 2001 FTSE 100 Index      3,395,222     3,258,384      (136,838)
    43     September 2001 Japanese Yen        4,455,338     4,342,463      (112,875)
           September 2001 Nikkei 300
   189     Index                              3,939,897     3,909,718       (30,179)
    26     September 2001 S&P 500 Index       8,149,225     8,006,050      (143,175)
           September 2001 US Treasury
     3     Bond                                 295,289       300,938         5,649
                                                                          ---------
                                                                          $(363,554)
                                                                          =========

           INTERNATIONAL EQUITY FUND

           LONG FUTURES CONTRACTS
    25     September 2001 British Pound       2,164,062     2,202,188     $  38,126
    27     September 2001 DAX Index           3,515,384     3,494,241       (21,143)
    26     September 2001 FTSE 100 Index      2,155,146     2,066,292       (88,854)
    71     September 2001 Japanese Yen        7,357,613     7,170,113      (187,500)
           September 2001 Nikkei 300
   340     Index                              7,051,298     7,033,355       (17,943)
                                                                          ---------
                                                                          $(277,314)
                                                                          =========

           US EQUITY FUND

           LONG FUTURES CONTRACTS
    32     September 2001 S&P 500 Index      10,213,550     9,853,600     $(359,950)
                                                                          =========

           BOND FUND

           LONG FUTURES CONTRACTS
           September 2001 10-year US
    27     Agency                             2,680,469     2,644,735     $ (35,734)
    74     June 2002 Eurodollar              17,595,012    17,594,425          (587)
    16     September 2004 Eurodollar          3,749,200     3,739,800        (9,400)
           September 2001 5-year US
    17     Treasury Notes                     1,748,078     1,756,844         8,766
           September 2001 2-year US
    45     Treasury Notes                     9,212,007     9,231,328        19,321
                                                                          ---------
                                                                            (17,634)
                                                                          ---------

           SHORT FUTURES CONTRACTS
     4     September 2002 Eurodollar           (949,050)     (947,850)        1,200
    12     September 2006 Eurodollar         (2,800,875)   (2,794,650)        6,225
           September 2001 5-year US
   150     Treasury Notes                   (15,509,876)  (15,486,184)       23,692
           September 2001 10-year US
    94     Treasury Notes                    (9,630,275)   (9,683,469)      (53,194)
           September 2001 US Treasury
    32     Bond                              (3,156,990)   (3,210,000)      (53,010)
                                                                          ---------
                                                                            (75,087)
                                                                          ---------
                                                                          $ (92,721)
                                                                          =========

           SHORT-TERM FUND

           LONG FUTURES CONTRACTS
    56     June 2002 Eurodollar              13,364,187    13,314,700     $ (49,487)
                                                                          =========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2001

                                   APPENDIX D

                           CAPITAL SHARE TRANSACTIONS

                        SIX MONTHS ENDED JUNE 30, 2001*   YEAR ENDED DECEMBER 31, 2000
MULTI-ASSET FUND            SHARES           AMOUNT          SHARES         AMOUNT
           Shares Sold       691,402      $  8,283,913      1,387,589    $ 18,678,040
     Shares Reinvested            --                --      1,604,120      19,672,360
        Exit/Entry Fee            --            69,568             --         413,462
                          ----------      ------------     ----------    ------------
              Subtotal       691,402         8,353,481      2,991,709      38,763,862
       Shares Redeemed      (469,254)       (5,588,108)    (3,133,532)    (41,688,185)
                          ----------      ------------     ----------    ------------
Net Increase (Decrease)      222,148      $  2,765,373       (141,823)   $ (2,924,323)
                          ----------      ------------     ----------    ------------


INTERNATIONAL EQUITY    SIX MONTHS ENDED JUNE 30, 2001*   YEAR ENDED DECEMBER 31, 2000
FUND                        SHARES           AMOUNT          SHARES         AMOUNT

           Shares Sold       256,947      $  2,716,768        377,948    $  4,859,666
     Shares Reinvested            --                --      1,024,149      11,325,565
        Exit/Entry Fee            --           122,646             --         347,376
                          ----------      ------------     ----------    ------------
              Subtotal       256,947         2,839,414      1,402,097      16,532,607
       Shares Redeemed    (1,296,282)      (13,615,518)    (3,450,838)    (42,790,054)
                          ----------      ------------     ----------    ------------
Net Increase (Decrease)   (1,039,335)     $(10,776,104)    (2,048,741)   $(26,257,447)
                          ----------      ------------     ----------    ------------


EMERGING MARKETS        SIX MONTHS ENDED JUNE 30, 2001*   YEAR ENDED DECEMBER 31, 2000
FUND                        SHARES           AMOUNT          SHARES         AMOUNT

           Shares Sold        85,345      $    594,000        104,579    $    921,155
     Shares Reinvested            --                --        242,758       1,600,970
        Exit/Entry Fee            --             8,640             --         228,410
                          ----------      ------------     ----------    ------------
              Subtotal        85,345           602,640        347,337       2,750,535
       Shares Redeemed       (40,286)         (264,000)    (3,119,364)    (23,030,620)
                          ----------      ------------     ----------    ------------
Net Increase (Decrease)       45,059      $    338,640     (2,772,027)   $(20,280,085)
                          ----------      ------------     ----------    ------------


                        SIX MONTHS ENDED JUNE 30, 2001*   YEAR ENDED DECEMBER 31, 2000
US EQUITY FUND              SHARES           AMOUNT          SHARES         AMOUNT

           Shares Sold       399,268      $  4,949,899      1,181,993    $ 18,582,924
     Shares Reinvested        10,883           133,541      2,303,110      29,711,450
        Exit/Entry Fee            --            49,310             --         132,377
                          ----------      ------------     ----------    ------------
              Subtotal       410,151         5,132,750      3,485,103      48,426,751
       Shares Redeemed    (1,222,903)      (15,389,607)    (2,537,425)    (39,627,703)
                          ----------      ------------     ----------    ------------
Net Increase (Decrease)     (812,752)     $(10,256,857)       947,678    $  8,799,048
                          ----------      ------------     ----------    ------------


                        SIX MONTHS ENDED JUNE 30, 2001*   YEAR ENDED DECEMBER 31, 2000
BOND FUND                   SHARES           AMOUNT          SHARES         AMOUNT

           Shares Sold     1,695,654      $ 17,137,286      2,763,809    $ 26,242,792
     Shares Reinvested       425,966         4,346,298        821,360       7,942,663
                          ----------      ------------     ----------    ------------
              Subtotal     2,121,620        21,483,584      3,585,169      34,185,455
       Shares Redeemed    (4,846,802)      (48,772,633)    (2,682,798)    (25,446,225)
                          ----------      ------------     ----------    ------------
Net Increase (Decrease)   (2,725,182)     $(27,289,049)       902,371    $  8,739,230
                          ----------      ------------     ----------    ------------


                         SIX MONTHS ENDED JUNE 30, 2001   YEAR ENDED DECEMBER 31, 2000
SHORT-TERM FUND             SHARES           AMOUNT          SHARES         AMOUNT

           Shares Sold     5,428,958      $ 53,983,371      7,611,184    $ 75,748,140
     Shares Reinvested       239,330         2,400,507        457,359       4,552,804
                          ----------      ------------     ----------    ------------
              Subtotal     5,668,288        56,383,878      8,068,543      80,300,944
       Shares Redeemed    (4,928,518)      (49,005,650)    (9,413,068)    (93,726,034)
                          ----------      ------------     ----------    ------------
Net Increase (Decrease)      739,770      $  7,378,228     (1,344,525)   $(13,425,090)
                          ----------      ------------     ----------    ------------

-------------

  *  unaudited

--------------------------------------------------------------------------------

                            TIFF INVESTMENT PROGRAM

ADVISOR
Foundation Advisers, Inc.
2405 Ivy Road
Charlottesville, VA 22903
PHONE    (434) 817-8200
FAX      (434) 817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

FUND ADMINISTRATOR
Investors Capital Services, Inc.
33 Maiden Lane, 4th Floor
New York, NY 10272

FUND DISTRIBUTOR
First Fund Distributors, Inc.
4455 E. Camelback Rd., Suite 261E
Phoenix, AZ 85018

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, DC 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

MONEY MANAGERS

TIFF MULTI-ASSET FUND
Aronson + Partners
Canyon Capital Management, LP
Farallon Capital Management, LLC
Harding, Loevner Management, LP
Lone Pine Capital LLC
Oechsle International Advisors, LLC
Seix Investment Advisors, Inc.
Wellington Management Company, LLP

TIFF INTERNATIONAL EQUITY FUND
Delaware International Advisers Ltd.
Everest Capital Limited
Harding, Loevner Management, LP
Marathon Asset Management, Ltd.
Oechsle International Advisors, LLC

TIFF EMERGING MARKETS FUND
Emerging Markets Management, LLC
Everest Capital Limited
Explorador Capital Management, LLC
Lazard Asset Management

TIFF US EQUITY FUND
Aronson + Partners
Martingale Asset Management, LP
Palo Alto Investors
Shapiro Capital Management Company, Inc.
Sit Investment Associates, Inc.
Westport Asset Management, Inc.

TIFF BOND FUND
Atlantic Asset Management, LLC
Seix Investment Advisors, Inc.
Smith Breeden Associates, Inc.

TIFF SHORT-TERM FUND
Fischer Francis Trees & Watts, Inc.